UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-05202

The Dreyfus/Laurel Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	4/30/12

The following N-CSR relates only to the Registrant’s series listed below and does not affect Dreyfus Core Equity Fund, a series of the Registrant with a fiscal year end of August 31. A separate N-CSR will be filed for that series as appropriate.

Dreyfus Bond Market Index Fund

Dreyfus Disciplined Stock Fund

Dreyfus Money Market Reserves

Dreyfus AMT-Free Municipal Reserves

Dreyfus Tax Managed Growth Fund

Dreyfus BASIC S&P 500 Stock Index Fund

Dreyfus U.S. Treasury Reserves

Dreyfus Small Cap Fund

Dreyfus Opportunistic Fixed Income Fund

1

FORM N-CSR

Item 1.      Reports to Stockholders.

2

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
20	Statement of Assets and Liabilities
21	Statement of Operations
22	Statement of Changes in Net Assets
23	Financial Highlights
27	Notes to Financial Statements
36	Information About the Renewal of the Fund’s Investment Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus
AMT-Free
Municipal Reserves

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus AMT-Free Municipal Reserves, covering the six-month period from November 1, 2011, through April 30, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. financial markets encountered heightened volatility during the second half of 2011, particularly when investors fled riskier assets due to macroeconomic concerns ranging from an unprecedented downgrade of long-term U.S. debt securities to the resurgence of the sovereign debt crisis in Europe.These developments triggered a rally among traditional safe havens, such as U.S. government securities. Better economic news derailed the fixed-income rally in the fall, but an aggressively accommodative monetary policy from the Federal Reserve Board (the “Fed”) prevented yields from rising appreciably over the remainder of the reporting period. In the midst of this turmoil affecting longer-term securities, money market instruments remained stable and anchored near zero percent, as the Fed continued to maintain its target for short-term interest rates at historically low levels.

Our economic forecast calls for near-trend growth over the remainder of 2012, and we expect the United States to continue to post better economic data than most of the rest of the developed world. An aggressively accommodative monetary policy, pent-up demand in several industry groups and gradual improvement in housing prices appear likely to balance risks stemming from the ongoing European debt crisis and volatile energy prices. As always, we encourage you to talk with your financial adviser about how these developments may affect your investments.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
May 15, 2012

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2011, through April 30, 2012, as provided by Joseph Irace, Senior Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended April 30, 2012, Dreyfus AMT-Free Municipal Reserves’ BASIC shares produced an annualized yield of 0.00%, Class B shares produced an annualized yield of 0.00%, Class R shares produced an annualized yield of 0.00% and Investor shares produced an annualized yield of 0.00%. Taking into consideration the effects of compounding, the fund’s BASIC shares, Class B shares, Class R shares and Investor shares produced annualized effective yields of 0.00%, 0.00%, 0.00% and 0.00%, respectively, for the same period.1

Although the U.S. economy appeared to strengthen over the reporting period, yields of tax-exempt money market instruments remained near zero percent as the Federal Reserve Board (the “Fed”) left short-term interest rates unchanged at historically low levels.

The Fund’s Investment Approach

The fund seeks a high level of current income, consistent with stability of principal, that is exempt from federal income tax. The fund also seeks to provide income exempt from the federal alternative minimum tax.To pursue its goal, the fund normally invests substantially all of its assets in short-term, high-quality municipal obligations that provide income exempt from federal personal income tax and the federal alternative minimum tax. Among these are municipal notes, short-term municipal bonds, tax-exempt commercial paper and municipal leases. The fund also may invest in high-quality short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

Economic Sentiment Improved, but Yields Remained Low

The reporting period began in the wake of heightened volatility in most global and domestic financial markets, as investors responded nervously to an ongoing sovereign debt crisis in Europe, the unprecedented downgrade of long-term U.S. debt securities by bond rating agency Standard & Poor’s, disappointing releases of new U.S. economic data and a contentious political debate regarding government spending and borrowing.

Fortunately, many of these worries failed to materialize over the reporting period.The macroeconomic picture brightened in the fall of 2011 as the European Union took credible steps to address the region’s problems and the United States experienced accelerating GDP growth and declining unemployment. Despite these signs of improvement, the Fed maintained the policy stance it first established in December 2008, leaving the overnight federal funds rate in a range between 0% and 0.25%.As a result, municipal money market yields remained near zero percent throughout the reporting period.

As was the case earlier in 2011, the supply of newly issued municipal money market instruments remained relatively meager during the reporting period, in part due to a glut of issuance at the end of 2010 in advance of the expiration of federal subsidies. Later, austerity measures by state and local governments stemming from political pressure to reduce spending and borrowing also dampened issuance volumes. Although the European debt crisis reduced the availability of the bank letters of credit that typically support short-term municipal borrowing, a rising volume of variable rate demand notes (VRDNs) has picked up much of the slack, providing municipalities with long-term financing at short-term rates. Meanwhile, demand for municipal money market instruments remained steady from individuals and institutional investors, enabling their yields to remain attractive relative to taxable instruments with comparable maturities.

From a credit-quality perspective, state general funds have achieved several consecutive quarters of growth in personal income tax and sales tax revenues, and many states and municipalities have reduced spending in order to balance their budgets for the next fiscal year.

4

A Credit-Conscious Investment Posture

In this changing economic environment, we continued to maintain a careful and well-researched approach to credit selection.We emphasized state general obligation bonds; essential service revenue bonds issued by water, sewer and electric enterprises; and certain local credits with strong financial positions and stable tax bases.We generally continued to shy away from instruments issued by localities that depend heavily on state aid, and we maintained the fund’s weighted average maturity in a range that was roughly in line with industry averages.

Outlook Still Clouded by Economic Uncertainty

We are cautiously optimistic regarding the prospects for economic growth over the remainder of 2012.The U.S. economy appears to have gained some momentum, particularly with respect to a recovering labor market. However, the outlook remains cloudy due to the persistence of the European debt crisis, which reintensified late in the reporting period, and uncertainty regarding the potential impact of recent international banking agreements on municipal financing costs. In addition, the Fed has signaled repeatedly that it is prepared to maintain short-term interest rates near current levels through late 2014. With money market yields likely to remain near historical lows for some time to come, we believe that the prudent course continues to be an emphasis on preservation of capital and liquidity.

May 15, 2012

An investment in the fund is not insured or guaranteed by the FDIC or any other government
agency.Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Municipal securities holdings (as applicable), while rated in the highest rating category by one or more National Recognized Statistical Rating Organizations (NRSROs) (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.
1	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.Yield provided reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, fund yields would have been lower, and in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus AMT-Free Municipal Reserves from November 1, 2011 to April 30, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2012
	Investor	Class R	BASIC	Class B
	Shares	Shares	Shares	Shares
Expenses paid per $1,000†	$1.29	$1.29	$1.29	$1.29
Ending value (after expenses)	$1,000.00	$1,000.00	$1,000.00	$1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2012
	Investor	Class R	BASIC	Class B
	Shares	Shares	Shares	Shares
Expenses paid per $1,000†	$1.31	$1.31	$1.31	$1.31
Ending value (after expenses)	$1,023.57	$1,023.57	$1,023.57	$1,023.57

† Expenses are equal to the fund’s annualized expense ratio of .26% for Investor Shares, .26% for Class R Shares, .26% for BASIC Shares and .26% for Class B Shares, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
April 30, 2012 (Unaudited)

Short-Term	Coupon	Maturity	Principal
Investments—99.3%	Rate (%)	Date	Amount ($)		Value ($)
Alabama—3.5%
Chatom Industrial Development
Board, Gulf Opportunity Zone
Revenue (PowerSouth Energy
Cooperative Projects)	0.40	5/7/12	5,000,000	[a]	5,000,000
Eutaw Industrial Development
Board, PCR, Refunding (Alabama
Power Company Project)	0.25	5/1/12	7,000,000	[a]	7,000,000
Arizona—7.0%
Arizona Health Facilities
Authority, HR (Phoenix
Children’s Hospital) (P-FLOATS
Series MT-650) (Liquidity
Facility; Bank of America and
LOC; Bank of America)	0.61	5/7/12	14,440,000	[a,b,c,d] 14,440,000
Arizona Health Facilities
Authority, HR (Phoenix
Children’s Hospital) (P-FLOATS
Series MT-795) (Liquidity
Facility; Bank of America and
LOC; Bank of America)	0.60	5/7/12	9,495,000	[a,b,c,d]	9,495,000
California—4.4%
California Statewide Communities
Development Authority,
Revenue, CP (Kaiser Permanente)	0.25	5/24/12	15,000,000		15,000,000
Colorado—.8%
Colorado Educational and Cultural
Facilities Authority, Revenue,
Refunding (Boulder Country Day
School Project) (LOC; Wells
Fargo Bank)	0.34	5/7/12	1,150,000	[a]	1,150,000
Colorado Postsecondary Educational
Facilities Authority, Revenue
(Mullen High School Project)
(LOC; Wells Fargo Bank)	0.39	5/7/12	1,445,000	[a]	1,445,000
Connecticut—7.0%
Connecticut Health and Educational
Facilities Authority, Revenue
(Eagle Hill School Issue)
(LOC; JPMorgan Chase Bank)	0.33	5/7/12	5,275,000	[a]	5,275,000

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Connecticut (continued)
Connecticut Health and Educational
Facilities Authority, Revenue
(The Children’s School Issue)
(LOC; JPMorgan Chase Bank)	0.33	5/7/12	6,320,000	[a]	6,320,000
Connecticut Health and Educational
Facilities Authority, Revenue
(United Methodist Home of
Sharon, Inc. Issue) (LOC;
Wells Fargo Bank)	0.31	5/7/12	4,365,000	[a,c]	4,365,000
Connecticut Housing Finance
Authority, Revenue (Housing
Mortgage Finance Program)
(Liquidity Facility; Bank of
Tokyo-Mitsubishi UFJ)	0.33	5/7/12	2,300,000	[a]	2,300,000
Shelton Housing Authority,
Revenue (Crosby Commons
Project) (LOC; M&T Bank)	0.30	5/7/12	5,875,000	[a]	5,875,000
District of Columbia—.4%
District of Columbia,
Revenue (American Public
Health Association Issue)
(LOC; Bank of America)	0.39	5/7/12	1,475,000	[a,c]	1,475,000
Florida—2.1%
Brevard County,
Revenue (Holy Trinity
Episcopal Academy Project)
(LOC; Wells Fargo Bank)	0.39	5/7/12	800,000	[a]	800,000
Citizens Property Insurance
Corporation, Coastal Account
Senior Secured Revenue	2.00	6/1/12	670,000		670,756
Dade County Industrial Development
Authority, IDR (Spectrum
Programs, Inc. Project)
(LOC; Bank of America)	0.67	5/7/12	300,000	[a]	300,000
Orange County Industrial
Development Authority, Revenue
(Trinity Preparatory School of
Florida, Inc. Project) (LOC;
Wells Fargo Bank)	0.39	5/7/12	655,000	[a]	655,000

8

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Florida (continued)
Orange County Industrial
Development Authority, Revenue
(Trinity Preparatory School of
Florida, Inc. Project) (LOC;
Wells Fargo Bank)	0.39	5/7/12	440,000	[a]	440,000
Palm Beach County,
IDR (Boca Raton Jewish
Community Day School, Inc.
Project) (LOC; Wells Fargo Bank)	0.34	5/7/12	1,215,000	[a]	1,215,000
Palm Beach County,
IDR (Gulfstream Goodwill
Industies, Inc. Project)
(LOC; Wells Fargo Bank)	0.34	5/7/12	440,000	[a]	440,000
Palm Beach County,
Revenue (The Palm Beach Jewish
Community Campus Corporation
Project) (LOC; Northern Trust Co.)	0.31	5/7/12	100,000	[a]	100,000
Pinellas County Industry Council,
Revenue (Lutheran Church of
the Cross Day School Project)
(LOC; Wells Fargo Bank)	0.39	5/7/12	1,055,000	[a]	1,055,000
Sarasota County,
IDR (Sarasota Military
Academy, Inc. Project)
(LOC; Wells Fargo Bank)	0.39	5/7/12	1,480,000	[a]	1,480,000
Illinois—1.3%
Illinois Educational Facilities
Authority, Revenue (The
Lincoln Park Society)
(LOC; Citibank NA)	0.35	5/7/12	1,100,000	[a]	1,100,000
Lake Villa,
Revenue (The Allendale
Association Project)
(LOC; Wells Fargo Bank)	0.31	5/7/12	3,290,000	[a]	3,290,000
Indiana—1.1%
Indiana Finance Authority,
EDR (Campagna Academy, Inc.
Project) (LOC; JPMorgan
Chase Bank)	0.35	5/7/12	2,700,000	[a]	2,700,000

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Indiana (continued)
Indiana Finance Authority,
Lease Appropriation Revenue
(Stadium Project) (Liquidity
Facility; JPMorgan Chase Bank)	0.27	5/1/12	1,200,000	[a]	1,200,000
Iowa—1.8%
Iowa Higher Education Loan
Authority, Private College
Facility Revenue (Des Moines
University Project) (LOC;
U.S. Bank NA)	0.28	5/1/12	6,300,000	[a]	6,300,000
Kansas—2.0%
Kansas Development Finance
Authority, Health Facilities
Revenue (Kansas University
Health System) (LOC;
U.S. Bank NA)	0.28	5/1/12	7,000,000	[a,c]	7,000,000
Kentucky—1.3%
Jefferson County,
Retirement Home Revenue
(Nazareth Literary and Benevolent
Institution Project) (LOC;
JPMorgan Chase Bank)	0.33	5/7/12	4,300,000	[a,c]	4,300,000
Louisiana—1.1%
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Kenner
Theatres, L.L.C. Project)
(LOC; FHLB)	0.32	5/7/12	3,650,000	[a]	3,650,000
Maryland—2.7%
Baltimore County,
Revenue, Refunding (Shade Tree
Trace Apartments Facility)
(LOC; M&T Trust)	0.31	5/7/12	3,420,000	[a]	3,420,000
Baltimore Mayor and City Council
Industrial Development
Authority, Revenue
(City of Baltimore Capital
Acquisition Program) (LOC;
Bayerische Landesbank)	0.35	5/7/12	1,000,000	[a]	1,000,000

10

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Maryland (continued)
Maryland Economic Development
Corporation, EDR (Blind
Industries and Services of
Maryland Project) (LOC;
Bank of America)	0.53	5/7/12	4,774,000	[a]	4,774,000
Massachusetts—2.1%
Massachusetts Health and
Educational Facilities
Authority, Revenue (The Henry
Heywood Memorial Hospital
Issue) (LOC; TD Bank)	0.25	5/1/12	7,045,000	[a,c]	7,045,000
Michigan—2.3%
Michigan Finance Authority,
Unemployment Obligation
Assessment Revenue
(LOC; Citibank NA)	0.27	5/7/12	8,000,000	[a]	8,000,000
Minnesota—2.0%
Saint Paul Housing and
Redevelopment Authority,
Revenue (Goodwill/Easter Seals
Project) (LOC; U.S. Bank NA)	0.40	5/7/12	1,800,000	[a]	1,800,000
Saint Paul Port Authority,
MFHR (Burlington Apartments
Project) (P-FLOATS Series
MT-469) (Liquidity Facility;
FHLMC and LOC; FHLMC)	0.38	5/7/12	5,015,000	[a,b,d]	5,015,000
Missouri—5.2%
Missouri Development Finance
Board, LR (Missouri
Association of Municipal
Utilities Lease Financing
Program) (LOC: U.S. Bank NA)	0.28	5/1/12	5,700,000	[a]	5,700,000
Missouri Health and Educational
Facilities Authority, Educational
Facilities Revenue (Drury College)
(LOC; PNC Bank NA)	0.27	5/1/12	1,895,000	[a]	1,895,000
Missouri Health and Educational
Facilities Authority, Revenue
(Kansas City Art Institute)
(LOC; TD Bank)	0.27	5/1/12	4,500,000	[a]	4,500,000

The Fund	11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Missouri (continued)
Saint Louis Industrial Development
Authority, MFHR (Hamilton
Place Apartments) (LOC; FHLMC)	0.25	5/7/12	5,850,000	[a]	5,850,000
New Hampshire—5.4%
New Hampshire Business Finance
Authority, Revenue (Littleton
Regional Hospital Issue)
(LOC; TD Bank)	0.26	5/1/12	5,590,000	[a,c]	5,590,000
New Hampshire Business Finance
Authority, Revenue (Monadnock
Community Hospital Issue)
(LOC; TD Bank)	0.26	5/1/12	2,370,000	[a,c]	2,370,000
New Hampshire Health and Education
Facilities Authority, Revenue
(Wentworth-Douglass Hospital
Issue) (LOC; TD Bank)	0.27	5/1/12	10,735,000	[a,c]	10,735,000
New Jersey—5.8%
Burlington County,
GO Notes	2.00	10/1/12	520,000		522,807
Camden County,
GO Notes, Refunding	1.00	10/1/12	145,000		145,241
East Brunswick Township,
GO Notes, BAN	1.00	9/28/12	2,000,000		2,000,806
Hopewell Village Regional School
District Board of Education,
GO Notes, Refunding	4.00	8/15/12	150,000		151,462
Kearny Board of Education,
GO Notes, GAN	1.50	10/12/12	3,000,000		3,006,645
Livingston Township Board of
Education, GO Notes, GAN	1.50	9/27/12	3,000,000		3,009,087
Middlesex County,
GO Notes (County
Vocational-Technical School
Bonds and General
Improvement Bonds)	3.25	6/1/12	100,000		100,223
Passaic County,
GO Notes, Refunding	5.00	5/1/12	640,000		640,000
Rahway,
GO Notes, BAN	1.00	10/3/12	3,900,000		3,903,263

12

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
Ridgefield Park,
GO Notes, BAN	1.50	4/19/13	2,000,000		2,013,228
Washington Township,
GO Notes	2.00	10/1/12	220,000		221,234
Wayne Township Board of Education,
GO Notes	4.00	7/15/12	200,000		201,340
West Milford Township,
GO Notes, BAN	1.00	10/5/12	1,562,000		1,563,657
Woodbridge Township Board of
Education, Temporary Notes	1.00	2/6/13	2,400,000		2,409,164
New Mexico—.7%
Santa Fe County,
Education Facility Revenue
(Archdiocese of Santa Fe
School Project) (LOC;
U.S. Bank NA)	0.34	5/7/12	2,400,000	[a]	2,400,000
New York—1.3%
New York City Industrial
Development Agency, Civic
Facility Revenue (Jewish
Community Center on the
Upper West Side, Inc. Project)
(LOC; M&T Trust)	0.30	5/7/12	4,300,000	[a]	4,300,000
Ohio—1.6%
Montgomery County,
Revenue (Miami Valley
Hospital) (Liquidity Facility;
JPMorgan Chase Bank)	0.28	5/1/12	1,800,000	[a,c]	1,800,000
Union Township,
GO Notes, BAN (Various Purpose)	1.13	9/12/12	3,650,000		3,656,298
Oklahoma—.5%
Oklahoma Water Resource Board,
State Loan Program Revenue	0.35	6/1/12	1,770,000		1,770,000
Pennsylvania—15.5%
Allegheny County,
GO Notes, TRAN	1.50	7/16/12	10,000,000		10,026,754
Allegheny County,
GO Notes, TRAN	2.00	7/16/12	4,400,000		4,416,332

The Fund	13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania (continued)
Allegheny County Industrial
Development Authority,
Commercial Development
Revenue, Refunding (Two
Marquis Plaza Project)
(LOC; PNC Bank NA)	0.31	5/7/12	1,175,000	[a]	1,175,000
Allegheny County Industrial
Development Authority,
Revenue (Sewickley Academy)
(LOC; PNC Bank NA)	0.31	5/7/12	1,125,000	[a]	1,125,000
Berks County Industrial
Development Authority, Revenue
(Kutztown Resource Management,
Inc. Project) (LOC; Wells
Fargo Bank)	0.39	5/7/12	3,430,000	[a]	3,430,000
Berks County Municipal Authority,
Revenue (The Reading Hospital
and Medical Center Project)	0.41	8/2/12	4,615,000	[c]	4,615,000
Erie County Hospital Authority,
Health Facilities Revenue
(Saint Mary’s Home of Erie
Project) (LOC; Bank of America)	0.40	5/7/12	2,145,000	[a,c]	2,145,000
Lancaster Industrial Development
Authority, Revenue (Ensco
Limited Project) (LOC; M&T Bank)	0.29	5/7/12	410,000	[a]	410,000
Luzerne County,
GO Notes (Insured; Assured
Guaranty Municipal Corp. and
Liquidity Facility; JPMorgan
Chase Bank)	0.65	5/7/12	5,815,000	[a]	5,815,000
Montgomery County Industrial
Development Authority, Revenue
(Big Little Associates Project)
(LOC; Wells Fargo Bank)	0.44	5/7/12	510,000	[a]	510,000
Montgomery County Industrial
Development Authority,
Revenue (Independent Support
Systems, Inc. Project)
(LOC; Wells Fargo Bank)	0.39	5/7/12	100,000	[a]	100,000

14

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania (continued)
North Lebanon Township
Municipal Authority, Revenue
(The Penn Laurel Girl Scout
Council, Inc. Project)
(LOC; Wells Fargo Bank)	0.39	5/7/12	350,000	[a]	350,000
Northampton County Industrial
Development Authority, Revenue
(Bardot Plastics Inc. Project)
(LOC; Wells Fargo Bank)	0.59	5/7/12	140,000	[a]	140,000
Pennsylvania Economic Development
Financing Authority, Revenue
(Northwestern Human Services—
Allegheny Valley School, LLC
Issue) (LOC; TD Bank)	0.27	5/1/12	4,670,000	[a]	4,670,000
Philadelphia Authority for
Industrial Development,
Educational Facilities Revenue
(Chestnut Hill College Project)
(LOC; Wells Fargo Bank)	0.34	5/7/12	500,000	[a]	500,000
Pittsburgh Water and Sewer
Authority, Water and Sewer
System First Lien Revenue
(Insured; Assured Guaranty
Municipal Corp. and Liquidity
Facility; PNC Bank NA)	0.55	5/7/12	11,000,000	[a]	11,000,000
York Redevelopment Authority,
Revenue (LOC; M&T Trust)	0.35	5/7/12	2,960,000	[a]	2,960,000
South Dakota—.3%
South Dakota Health and
Educational Facilities
Authority, Revenue (Regional
Health) (LOC; U.S. Bank NA)	0.28	5/1/12	1,000,000	[a,c]	1,000,000
Tennessee—3.6%
Blount County Public Building
Authority, Local Government
Public Improvement Revenue
(Liquidity Facility; Branch
Banking and Trust Co.)	0.25	5/7/12	12,550,000	[a]	12,550,000

The Fund	15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Texas—7.6%
Brazos County Health Facilities
Development Corporation,
Revenue (Franciscan Services
Corporation Obligated
Group) (P-FLOATS
Series MT-635) (Liquidity
Facility; Bank of America
and LOC; Bank of America)	0.51	5/7/12	3,335,000	[a,b,c,d]	3,335,000
Gregg County Health Facilities
Development Corporation, HR
(Good Shepherd Medical
Center Project) (LOC;
JPMorgan Chase Bank)	0.28	5/1/12	6,400,000	[a,c]	6,400,000
Harris County Health Facilities
Development Corporation,
Revenue, Refunding (The
Methodist Hospital System)	0.23	5/1/12	7,400,000	[a,c]	7,400,000
Jefferson County Industrial
Development Corporation,
Hurricane Ike Disaster Area
Revenue (Jefferson Refinery,
L.L.C. Project) (LOC; Branch
Banking and Trust Co.)	0.45	6/28/12	1,000,000		1,000,000
Jefferson County Industrial
Development Corporation,
Hurricane Ike Disaster Area
Revenue (Jefferson Refinery,
L.L.C. Project) (LOC; Branch
Banking and Trust Co.)	0.45	6/28/12	6,900,000		6,900,000
Texas,
TRAN	2.50	8/30/12	1,125,000		1,133,499
Virginia—.2%
Williamsburg Industrial
Development Authority, Museum
Revenue (The Colonial
Williamsburg Foundation)
(LOC; Bank of America)	0.57	5/7/12	650,000	[a]	650,000
Washington—.7%
Washington Housing Finance
Commission, Nonprofit Revenue
(The Northwest School Project)
(LOC; Bank of America)	0.34	5/7/12	2,300,000	[a]	2,300,000

16

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Wisconsin—8.0%
Public Finance Authority,
Continuing Care Retirement
Community Revenue (The
Glenridge on Palmer Ranch,
Inc. Project) (LOC; Bank of
Scotland PLC)	0.30	5/1/12	1,000,000	[a,c]	1,000,000
Public Finance Authority,
Continuing Care Retirement
Community Revenue (The
Glenridge on Palmer Ranch,
Inc. Project) (LOC; Bank of
Scotland PLC)	0.30	5/1/12	7,900,000	[a,c]	7,900,000
Wisconsin Health and Educational
Facilities Authority, Revenue
(Bay Area Medical Center,
Inc.) (LOC; BMO Harris Bank NA)	0.27	5/1/12	8,440,000	[a,c]	8,440,000
Wisconsin Health and Educational
Facilities Authority, Revenue
(Edgewood College)
(LOC; U.S. Bank NA)	0.28	5/1/12	2,600,000	[a]	2,600,000
Wisconsin Health and Educational
Facilities Authority, Revenue
(Meriter Hospital, Inc.) (LOC;
U.S. Bank NA)	0.28	5/1/12	7,800,000	[a,c]	7,800,000

Total Investments (cost $341,140,796)			99.3%		341,140,796

Cash and Receivables (Net)			.7%		2,502,833

Net Assets			100.0%		343,643,629

a Variable rate demand note—rate shown is the interest rate in effect at April 30, 2012. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At April 30, 2012, these securities amounted to $32,285,000 or 9.4% of net assets.
c At April 30, 2012, the fund had $118,650,000 or 34.5% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from health care.
d The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security.The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

The Fund	17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Abbreviations

ABAG	Association of Bay Area	ACA	American Capital Access
Governments
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate
	Assurance Corporation		Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse
Tax-Exempt Receipts
EDR	Economic Development	EIR	Environmental Improvement
	Revenue		Revenue
FGIC	Financial Guaranty	FHA	Federal Housing
	Insurance Company		Administration
FHLB	Federal Home	FHLMC	Federal Home Loan Mortgage
	Loan Bank		Corporation
FNMA	Federal National	GAN	Grant Anticipation Notes
Mortgage Association
GIC	Guaranteed Investment	GNMA	Government National Mortgage
	Contract		Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development	LIFERS	Long Inverse Floating
	Revenue		Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipt
Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option	PUTTERS	Puttable Tax-Exempt Receipts
Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Options Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt	SWDR	Solid Waste Disposal Revenue
Adjustable Receipts
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

18

Summary of Combined Ratings (Unaudited)

Fitch		or	Moody’s	or	Standard & Poor’s	Value (%)†
F1	+,F1		VMIG1,MIG1,P1		SP1+,SP1,A1+,A1	76.9
AAA,AA,Ae			Aaa,Aa,Ae		AAA,AA,Ae	9.5
Not Rated[f]			Not Rated[f]		Not Rated[f]	13.6
						100.0

†	Based on total investments.
e	Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
f	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

The Fund	19

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2012 (Unaudited)

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments			341,140,796	341,140,796
Cash				2,269,274
Interest receivable				350,864
				343,760,934
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)				96,280
Dividend payable				10
Payable for shares of Capital Stock redeemed				21,015
				117,305
Net Assets ($)				343,643,629
Composition of Net Assets ($):
Paid-in capital				343,645,860
Accumulated net realized gain (loss) on investments				(2,231)
Net Assets ($)				343,643,629

Net Asset Value Per Share
	Investor	Class R	BASIC	Class B
	Shares	Shares	Shares	Shares
Net Assets ($)	30,240,485	59,939,996	15,266,827	238,196,321
Shares Outstanding	30,242,066	59,940,818	15,267,205	238,197,484
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00

See notes to financial statements.

20

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2012 (Unaudited)

Investment Income ($):
Interest Income	439,736
Expenses:
Management fee—Note 2(a)	853,765
Distribution fees (Investor Shares and Class B Shares)—Note 2(b)	324,311
Shareholder servicing costs (Class B Shares)—Note 2(c)	291,777
Directors’ fees—Note 2(a)	11,472
Total Expenses	1,481,325
Less—reduction in expenses due to undertaking—Note 2(a)	(1,030,176)
Less—Directors’ fees reimbursed by the Manager—Note 2(a)	(11,472)
Net Expenses	439,677
Investment Income—Net, representing net increase
in net assets resulting from operations	59

See notes to financial statements.

The Fund	21

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2012	Year Ended
	(Unaudited)	October 31, 2011
Operations ($):
Investment Income-Net, representing net increase
in net assets resulting from operations	59	126
Dividends to Shareholders from ($):
Investment income—net:
Investor Shares	(6)	(14)
Class R Shares	(10)	(28)
BASIC Shares	—	(3)
Class B Shares	(43)	(81)
Total Dividends	(59)	(126)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold:
Investor Shares	36,460,013	111,102,688
Class R Shares	82,251,930	354,187,726
BASIC Shares	4,199,488	10,209,016
Class B Shares	359,648,045	637,122,926
Dividends reinvested:
Investor Shares	6	14
Class R Shares	—	2
BASIC Shares	—	3
Class B Shares	43	81
Cost of shares redeemed:
Investor Shares	(36,983,299)	(120,540,616)
Class R Shares	(70,701,728)	(403,621,740)
BASIC Shares	(14,935,515)	(16,503,223)
Class B Shares	(350,577,711)	(635,983,618)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	9,361,272	(64,026,741)
Total Increase (Decrease) in Net Assets	9,361,272	(64,026,741)
Net Assets ($):
Beginning of Period	334,282,357	398,309,098
End of Period	343,643,629	334,282,357

See notes to financial statements.

22

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
	April 30, 2012			Year Ended October 31,
Investor Shares	(Unaudited)	2011		2010		2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00		1.00		1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.000	[a]	.000	[a]	.006	.023	.030
Distributions:
Dividends from
investment income—net	(.000)[a]	(.000)[a] (.000)[a]				(.006)	(.023)	(.030)
Net asset value, end of period	1.00	1.00		1.00		1.00	1.00	1.00
Total Return (%)	.00[b,c]	.00	[b]	.00	[b]	.65	2.35	3.05
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.71[c]	.71		.71		.73	.71	.71
Ratio of net expenses
to average net assets	.26[c]	.38		.45		.71	.70	.70
Ratio of net investment income
to average net assets	.00[b,c]	.00	[b]	.00	[b]	.69	2.18	3.01
Net Assets, end of period
($ x 1,000)	30,240	30,764		40,202		54,974	54,469	19,885

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.
c	Annualized.
See notes to financial statements.

The Fund	23

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
	April 30, 2012			Year Ended October 31,
Class R Shares	(Unaudited)	2011		2010		2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00		1.00		1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.000	[a]	.000	[a]	.008	.025	.032
Distributions:
Dividends from
investment income—net	(.000)[a]	(.000)[a] (.000)[a]				(.008)	(.025)	(.032)
Net asset value, end of period	1.00	1.00		1.00		1.00	1.00	1.00
Total Return (%)	.00[b,c]	.00	[b]	.01		.83	2.56	3.26
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.51[c]	.51		.51		.53	.51	.51
Ratio of net expenses
to average net assets	.26[c]	.38		.45		.52	.50	.50
Ratio of net investment income
to average net assets	.00[b,c]	.00	[b]	.01		.78	2.48	3.20
Net Assets, end of period
($ x 1,000)	59,940	48,390		97,824		57,658	56,859	76,056

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.
c	Annualized.
See notes to financial statements.

24

Six Months Ended
	April 30, 2012			Year Ended October 31,
BASIC Shares	(Unaudited)	2011		2010		2009	2008	2007[a]
Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00		1.00		1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[b]	.000	[b]	.000	[b]	.008	.025	.011
Distributions:
Dividends from
investment income—net	(.000)[b]	(.000)[b] (.000)[b]				(.008)	(.025)	(.011)
Net asset value, end of period	1.00	1.00		1.00		1.00	1.00	1.00
Total Return (%)	.00[c,d]	.00	[c]	.01		.83	2.56	3.26[d]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.51[d]	.51		.51		.53	.51	.52[d]
Ratio of net expenses
to average net assets	.26[d]	.38		.45		.52	.50	.50[d]
Ratio of net investment income
to average net assets	.00[c,d]	.00	[c]	.01		.72	2.40	3.26[d]
Net Assets, end of period
($ x 1,000)	15,267	26,003		32,297		50,418	29,900	8,852

a	From July 2, 2007 (commencement of operations) to October 31, 2007.
b	Amount represents less than $.001 per share.
c	Amount represents less than .01%.
d	Annualized.
See notes to financial statements.

The Fund	25

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
	April 30, 2012			Year Ended October 31,
Class B Shares	(Unaudited)	2011		2010		2009	2008	2007[a]
Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00		1.00		1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[b]	.000	[b]	.000	[b]	.004	.020	.009
Distributions:
Dividends from
investment income—net	(.000)[b]	(.000)[b] (.000)[b]				(.004)	(.020)	(.009)
Net asset value, end of period	1.00	1.00		1.00		1.00	1.00	1.00
Total Return (%)	.00[c,d]	.00	[c]	.00	[c]	.41	2.05	2.75[d]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.01[d]	1.01		1.01		1.03	1.02	1.03[d]
Ratio of net expenses
to average net assets	.26[d]	.37		.45		.89	1.00	1.00[d]
Ratio of net investment income
to average net assets	.00[c,d]	.00	[c]	.00	[c]	.29	1.81	2.69[d]
Net Assets, end of period
($ x 1,000)	238,196 229,126			227,987		296,029	111,226	1

a	From July 2, 2007 (commencement of operations) to October 31, 2007.
b	Amount represents less than $.001 per share.
c	Amount represents less than .01%.
d	Annualized.
See notes to financial statements.

26

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus AMT-Free Municipal Reserves (the “fund”) is a separate diversified series ofThe Dreyfus/Laurel Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering ten series including the fund.The fund’s investment objective is to seek a high level of current income consistent with stability of principal, that is exempt from federal income tax.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge.The fund is authorized to issue 1 billion shares of $.001 par value Capital Stock in each of the following classes of shares: Investor, Class R, BASIC and Class B. Investor shares and Class B shares are offered primarily to clients of financial institutions that have entered into selling agreements with the Distributor, and bear a distribution fee. Class B shares also bear a shareholder services fee. BASIC shares are offered to any investor and bear no distribution or shareholder services fee. Class R shares are sold primarily to bank trust departments and other financial service providers (including The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus) acting on behalf of customers having a qualified trust or investment account or relationship at such institution, and bear no distribution or shareholder services fee. Each class of shares has identical rights and privileges, except with respect to the distribution fee, shareholder services fee and voting rights on matters affecting a single class. Income, expenses (other than expense attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund	27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

It is the fund’s policy to maintain a continuous net asset value per share of $1.00 for the fund; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

28

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2012 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	341,140,796
Level 3—Significant Unobservable Inputs	—
Total	341,140,796
† See Statement of Investments for additional detailed categorizations.

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common FairValue Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04

The Fund	29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Cost of investments represents amortized cost.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net; such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the

30

Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended October 31, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $2,231 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2011. If not applied, $1,565 of the carryover expires in fiscal 2015 and $666 expires in fiscal 2016.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2011 was all tax-exempt income. The tax character of current year distributions will be determined at the end of the current fiscal year.

The Fund	31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At April 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Investment Management Fee and Other Transactions With Affiliates:

(a) Pursuant to an investment management agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund.The Manager also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .50% of the value of the fund’s average daily net assets. Out of its fee, the Manager pays all of the expenses of the fund except brokerage fees, taxes, interest, Rule 12b-1 distribution fees, service fees and expenses, fees and expenses of non-interested Directors (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Directors (including counsel fees). Prior to January 1, 2012, each Board member who is not an “interested person” of the Company (as defined in the Act) received $60,000 per annum, plus $7,000 per joint Board meeting of the Company, Dreyfus Investment Funds, The Dreyfus/Laurel Funds Trust, The Dreyfus/Laurel Tax-Free Municipal Funds and Dreyfus Funds, Inc. (collectively, the “Board Group Open-End Funds”) attended, $2,500 for separate in-person committee meetings attended which were not held in conjunction with a regularly scheduled Board meeting and $2,000 for Board meetings and separate committee meetings attended that were conducted by telephone. The Board Group Open-End Funds also reimbursed each Board member who is not an “interested person” of the Company (as defined in the Act) for travel and out-of-pocket expenses. With respect to Board meetings, the Chair of the Board received an additional 25% of such

32

compensation (with the exception of reimbursable amounts).The Chair of each of the Board’s committees, unless the Chair also served as Chair of the Board, received $1,350 per applicable committee meeting. In the event that there was an in-person joint committee meeting or a joint telephone meeting of the Board Group Open-End Funds and Dreyfus HighYield Strategies Fund (“DHF”), $2,500 was allocated between the Board Group Open-End Funds and DHF.

Effective January 1, 2012, the Board Group Open-End Funds and DHF (collectively, the “Board Group Funds”) pays each Board member their respective allocated portions of an annual retainer of $85,000 and a fee of $10,000 for each regularly scheduled Board meeting attended ($75,000 and $8,000, respectively, in the aggregate, prior to January 1, 2012).With respect to the annual retainer and Board meetings of the Board Group Funds, the Chair of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts). Each Board member receives $2,500 for any separate in-person committee meetings attended, which are not held in conjunction with a regularly scheduled Board meeting, such amount to be allocated among the Board Group Funds, as applicable. In the event that there is a joint telephone meeting of the Board Group Funds, a fee of $2,000 is allocated among the applicable Board Group Funds, accordingly (prior to January 1, 2012, the fee allocated was $2,500 if the meeting included DHF). The Chair of each of the Board’s committees, unless the Chair also serves as Chair of the Board, receives $1,500 per applicable committee meeting. Each Emeritus Board member is entitled to receive an annual retainer of one-half the amount paid as a retainer at the time the Board member became Emeritus and a per meeting attended fee of one-half the amount paid to Board members. The Board Group Funds also reimburse each Independent Board member and Emeritus Board members for travel and out-of-pocket expenses.These fees and expenses are charged and allocated to each series based on net assets.

The Fund	33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Manager has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time,This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $72,228 for Investor shares, $70,960 for Class R shares, $21,755 for BASIC shares and $865,233 for Class B shares during the period ended April 30, 2012.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act (the “Rule”), Investor shares and Class B shares may pay annually up to .25% of the value of their average daily net assets (Investor shares are currently limited by the Company’s Board of Directors to .20%) attributable to its Investor shares and Class B shares to compensate the Distributor for shareholder servicing activities and activities primarily intended to result in the sale of Investor shares and Class B shares. During the period ended April 30, 2012, Investor shares and Class B shares were charged $32,534 and $291,777, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan (the “Service Plan”) subject to the Rule, pursuant to which the fund pays the Distributor for the provision of certain services to the holders of its Class B shares a fee at an annual rate of .25% of the value of the fund’s average daily net assets attributable to Class B shares.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of such shareholder accounts. Under the Service Plan, the Distributor may enter into Shareholder Services Agreements (the “Agreements”) with Service Agents and make payments to Service Agents in respect of these services. During the period ended April 30, 2012, Class B shares were charged $291,777, pursuant to the Service Plan.

34

The Company and the Distributor may suspend or reduce payments under the Service Plan at any time, and payments are subject to the continuation of the Service Plan and the Agreements described above. From time to time, the Service Agents, the Distributor and the Company may agree to voluntarily reduce the maximum fees payable under the Service Plan.

Under its terms, the Plan and Service Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Directors who are not “interested persons” of the Company and who have no direct or indirect financial interest in the operation of or in any agreement related to the Plan and Service Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $142,963, Rule 12b-1 distribution plan fees $56,173 and shareholder services plan fees $51,210, which are offset against an expense reimbursement currently in effect in the amount of $154,066.

NOTE 3—Securities Transactions:

The fund is permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Directors.The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Directors and/or common officers, complies with Rule 17a-7 of the Act. During the period ended April 30, 2012, the fund engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act amounting to $160,960,000 and $176,740,000, respectively.

The Fund	35

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on February 15-16, 2012, the Board considered the renewal of the fund’s Investment Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board considered information previously provided to them in presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and Dreyfus representatives confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

36

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2011, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was variously above and below (by one basis point) the Performance Group and Performance Universe medians for the various periods.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. Taking into consideration the fund’s “unitary” fee structure, the Board noted that the fund’s contractual management fee was above the Expense Group median, and the fund’s actual management fee and total expense ratio were above the Expense Group and Expense Universe medians. The Board also considered the current fee waiver and expense reimbursement arrangement undertaken by Dreyfus.

The Fund	37

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT
MANAGEMENT AGREEMENT (Unaudited) (continued)

Dreyfus representatives reviewed with the Board the management or investment advisory fees paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure.The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus.The Board also noted the fee waiver and expense reimbursement arrangement and its effect on Dreyfus’ profitability.The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of their evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies

38

of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with the fund’s relative performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Fund	39

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT
MANAGEMENT AGREEMENT (Unaudited) (continued)

The Board considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

40

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
23	Statement of Financial Futures
24	Statement of Assets and Liabilities
25	Statement of Operations
26	Statement of Changes in Net Assets
27	Financial Highlights
28	Notes to Financial Statements
40	Information About the Renewal of the Fund’s Investment Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus BASIC
S&P 500 Stock Index Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus BASIC S&P 500 Stock Index Fund, covering the six-month period from November 1, 2011, through April 30, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. stock markets had stabilized at the start of the reporting period in the wake of sharp declines stemming from the sovereign debt crisis in Europe, an unprecedented downgrade of long-term U.S. debt securities and disappointing economic data. Fortunately, employment gains, increased manufacturing activity and other positive economic news over the final months of 2011 alleviated investors’ most serious concerns, and better business fundamentals during the first four months of 2012 sparked strong market rallies.As a result, most broad measures of U.S. stock market performance produced double-digit gains for the reporting period.

Our economic forecast calls for near-trend growth over the remainder of 2012, and we expect the United States to continue to post better economic data than most of the rest of the developed world. An aggressively accommodative monetary policy, pent-up demand in several industry groups and gradual improvement in housing prices appear likely to balance risks stemming from the ongoing European debt crisis and volatile energy prices. As always, we encourage you to talk with your financial adviser about how these developments may affect your investments.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
May 15, 2012

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2011, through April 30, 2012, as provided by Thomas J. Durante, CFA, Karen Q. Wong, CFA and Richard A. Brown, CFA, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended April 30, 2012, Dreyfus BASIC S&P 500 Stock Index Fund produced a total return of 12.69%.1 In comparison, the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”), the fund’s benchmark, produced a 12.76% return for the same period.2,3

Improving economic fundamentals in the United States and progress in forestalling a banking crisis in Europe drove stocks broadly higher over the reporting period.The difference in returns between the fund and the S&P 500 Index was primarily the result of transaction costs and operating expenses that are not reflected in the S&P 500 Index’s results.

The Fund’s Investment Approach

The fund seeks to match the total return of the S&P 500 Index by generally investing in all 500 stocks in the S&P 500 Index in proportion to their respective weightings. Often considered a barometer for the stock market in general, the S&P 500 Index is made up of 500 widely held common stocks across 10 economic sectors. Each stock is weighted by its float-adjusted market capitalization; that is, larger companies have greater representation in the S&P 500 Index than smaller ones.

Markets Bolstered by Improving Economic Fundamentals

Large-cap U.S. stocks had floundered in the months prior to the reporting period amid a number of macroeconomic concerns, including an unprecedented downgrade of one agency’s credit-rating of long-term U.S. government debt, a sovereign debt crisis in Greece that threatened to spread to other members of the European Union, fears of inflation and an economic slowdown in China, and uncertainties regarding the

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

strength and sustainability of the U.S. economic recovery.These issues led investors to focus on traditional safe havens including U.S. Treasury securities and well-established companies with track records of consistent earnings growth, financial stability and dividend payments.

Fortunately, economic conditions appeared to improve over the final months of 2011 and early 2012, driven by a declining U.S. unemployment rate, increased manufacturing activity, higher levels of consumer confidence and greater capital spending by businesses. In addition, the Federal Reserve Board launched OperationTwist, a stimulative program designed to boost lending activity by reducing longer term interest rates. In Europe, the European Central Bank took what were regarded as credible steps to address problems in the region’s banking system, while inflationary pressures and economic concerns moderated in China. In response, many of investors’ previous worries eased, and they shifted their attention to more speculative, growth-oriented segments of the equity markets.

Investors Favored Technology and Financial Stocks

In this environment, all 10 of the sectors represented in the S&P 500 Index posted positive absolute returns for the reporting period. The information technology sector led the market’s advance, with robust gains posted by companies in the enterprise storage, cloud computing and network security industries. In addition, consumer electronics innovator Apple and its suppliers continued to gain value on the strength of the company’s popular smartphone and tablet computer products.

The financials sector also fared well as it continued to recover from the global debt crisis of several years ago. Stocks of commercial banks climbed amid a more active mortgage lending market, lower loan delinquencies and accelerating deposits. To a lesser degree, large, diversified financial institutions benefited from the same factors. In the consumer discretionary sector, pent-up demand fueled higher sales of automobiles, major appliances and other costly household products. Media companies also gained value in response to rising demand for entertainment programming and in anticipation of higher

4

advertising spending related to the 2012 presidential election and Summer Olympics. Although housing markets generally have remained weak, “big box” home improvement retailers benefited from homeowners’ efforts to upgrade their existing residences.

On the other hand, the utilities sector generally lagged other market segments, as a mild winter throughout the United States reduced the need for heating. In addition, a glut of natural gas drove its price sharply lower.Although the materials sector produced positive returns, on average, some metals-and-mining companies lost value due to weaker demand from the emerging markets for the commodities used in construction.

Index Funds Offer Diversification Benefits

As an index fund, we attempt to replicate the returns of the S&P 500 Index by closely approximating its composition. In our view, one of the greatest benefits of an index fund is that it offers a broadly diversified investment vehicle that can help investors manage risks by limiting the impact on the overall portfolio of unexpected losses in any single industry group or holding.

May 15, 2012

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance. Investors cannot invest directly in any index.
3	“Standard & Poor’s®,” “S&P®,” “Standard & Poor’s 500™” and “S&P 500®” are
trademarks of Standard & Poor’s Financial Services LLC (“Standard & Poor’s”) and have been licensed for use by the fund.The fund is not sponsored, endorsed, sold or promoted by
Standard & Poor’s and Standard & Poor’s does not make any representation regarding the advisability of investing in the fund.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus BASIC S&P 500 Stock Index Fund from November 1, 2011 to April 30, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2012

Expenses paid per $1,000†	$1.06
Ending value (after expenses)	$1,126.90

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2012

Expenses paid per $1,000†	$1.01
Ending value (after expenses)	$1,023.87

† Expenses are equal to the fund’s annualized expense ratio of .20%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
April 30, 2012 (Unaudited)

Common Stocks—97.5%	Shares		Value ($)
Consumer Discretionary—10.9%
Abercrombie & Fitch, Cl. A	8,753		439,138
Amazon.com	36,010	[a]	8,350,719
Apollo Group, Cl. A	11,086	[a]	390,449
AutoNation	4,768	[a,b]	164,877
AutoZone	2,778	[a]	1,100,532
Bed Bath & Beyond	23,133	[a]	1,628,332
Best Buy	29,509	[b]	651,264
Big Lots	6,967	[a]	255,271
BorgWarner	10,463	[a]	826,996
Cablevision Systems (NY Group), Cl. A	21,298		315,636
CarMax	22,031	[a]	680,097
Carnival	44,201		1,436,090
CBS, Cl. B	64,167		2,139,969
Chipotle Mexican Grill	3,121	[a]	1,292,562
Coach	28,171		2,060,990
Comcast, Cl. A	266,656		8,087,676
D.R. Horton	26,451		432,474
Darden Restaurants	12,386		620,291
DeVry	5,914		190,135
DIRECTV, Cl. A	66,468	[a]	3,274,878
Discovery Communications, Cl. A	25,471	[a]	1,386,132
Dollar Tree	11,904	[a]	1,210,161
Expedia	9,226	[b]	393,304
Family Dollar Stores	11,264		760,883
Ford Motor	376,342		4,245,138
Fossil	5,076	[a]	663,281
GameStop, Cl. A	13,389	[b]	304,734
Gannett	22,345		308,808
Gap	33,328		949,848
Genuine Parts	15,366		995,409
Goodyear Tire & Rubber	23,381	[a]	256,723
H&R Block	28,967		425,815
Harley-Davidson	22,940		1,200,450
Harman International Industries	7,104		352,216
Hasbro	11,611		426,588

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Consumer Discretionary (continued)
Home Depot	152,452	7,895,489
International Game Technology	29,492	459,485
Interpublic Group of Cos.	45,264	534,568
J.C. Penney	13,799[b]	497,592
Johnson Controls	66,748	2,133,934
Kohl’s	25,311	1,268,840
Leggett & Platt	13,061[b]	284,338
Lennar, Cl. A	16,210[b]	449,665
Limited Brands	24,588	1,222,024
Lowe’s	122,640	3,859,481
Macy’s	41,036	1,683,297
Marriott International, Cl. A	26,533	1,037,175
Mattel	33,471	1,124,626
McDonald’s	100,686	9,811,851
McGraw-Hill	27,311	1,342,882
Netflix	5,526[a,b]	442,854
Newell Rubbermaid	29,322	533,660
News, Cl. A	211,071	4,136,992
NIKE, Cl. B	36,305	4,061,440
Nordstrom	16,198	904,820
O’Reilly Automotive	12,367[a]	1,304,224
Omnicom Group	27,024	1,386,601
Priceline.com	4,935[a]	3,754,647
Pulte Group	34,361[a]	338,112
Ralph Lauren	6,369	1,097,188
Ross Stores	22,532	1,387,746
Scripps Networks Interactive, Cl. A	8,978	450,875
Sears Holdings	4,131[a,b]	222,165
Staples	68,586	1,056,224
Starbucks	74,619	4,281,638
Starwood Hotels & Resorts Worldwide	19,626[c]	1,161,859
Target	66,547	3,855,733
Tiffany & Co.	12,306	842,469
Time Warner	95,201	3,566,229
Time Warner Cable	31,150	2,506,018
TJX	73,938	3,083,954

8

Common Stocks (continued)	Shares	Value ($)
Consumer Discretionary (continued)
TripAdvisor	9,226[a,b]	346,067
Urban Outfitters	11,981[a]	346,970
VF	8,724	1,326,484
Viacom, Cl. B	52,993	2,458,345
Walt Disney	177,257	7,641,549
Washington Post, Cl. B	493[b]	186,438
Whirlpool	7,672	491,161
Wyndham Worldwide	14,426	726,205
Wynn Resorts	7,648	1,020,243
Yum! Brands	45,656	3,320,561
		140,062,584
Consumer Staples—10.6%
Altria Group	201,049	6,475,788
Archer-Daniels-Midland	65,378	2,015,604
Avon Products	41,405	894,348
Beam	15,728	893,036
Brown-Forman, Cl. B	9,942	858,492
Campbell Soup	16,952[b]	573,486
Clorox	12,530	878,353
Coca-Cola	223,588	17,064,236
Coca-Cola Enterprises	29,574	890,769
Colgate-Palmolive	47,354	4,685,205
ConAgra Foods	40,871	1,055,289
Constellation Brands, Cl. A	16,689[a]	360,482
Costco Wholesale	43,097	3,799,862
CVS Caremark	128,883	5,750,759
Dean Foods	16,760[a]	205,813
Dr. Pepper Snapple Group	20,278	822,881
Estee Lauder, Cl. A	21,924	1,432,733
General Mills	63,070	2,452,792
H.J. Heinz	31,855	1,698,190
Hershey	14,766	989,470
Hormel Foods	13,526	393,066
J.M. Smucker	11,375	905,791
Kellogg	24,041	1,215,753
Kimberly-Clark	38,612	3,029,884

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Consumer Staples (continued)
Kraft Foods, Cl. A	174,922		6,974,140
Kroger	58,220		1,354,779
Lorillard	13,263		1,794,351
McCormick & Co.	13,171		736,391
Mead Johnson Nutrition	20,281		1,735,242
Molson Coors Brewing, Cl. B	15,576		647,650
PepsiCo	155,252		10,246,632
Philip Morris International	170,122		15,227,620
Procter & Gamble	272,088		17,315,680
Reynolds American	32,474		1,325,913
Safeway	26,140	[b]	531,426
Sara Lee	59,087		1,302,277
Sysco	57,938		1,674,408
Tyson Foods, Cl. A	29,114		531,330
Wal-Mart Stores	172,640		10,170,222
Walgreen	85,659		3,003,205
Whole Foods Market	15,737		1,307,273
			135,220,621
Energy—10.9%
Alpha Natural Resources	21,006	[a]	338,827
Anadarko Petroleum	49,387		3,615,622
Apache	38,089		3,654,259
Baker Hughes	42,830		1,889,231
Cabot Oil & Gas	21,179		744,230
Cameron International	24,582	[a]	1,259,827
Chesapeake Energy	64,822		1,195,318
Chevron	195,274		20,808,397
ConocoPhillips	126,508		9,061,768
CONSOL Energy	21,804		724,765
Denbury Resources	38,241	[a]	728,109
Devon Energy	39,588		2,765,222
Diamond Offshore Drilling	6,451	[b]	442,216
El Paso	75,677		2,245,337
EOG Resources	26,342		2,892,615
EQT	14,401		717,458
Exxon Mobil	465,382		40,181,082

10

Common Stocks (continued)	Shares	Value ($)
Energy (continued)
FMC Technologies	23,119[a]	1,086,593
Halliburton	91,557	3,133,081
Helmerich & Payne	10,643	546,944
Hess	29,611	1,543,918
Marathon Oil	69,969	2,052,890
Marathon Petroleum	34,348	1,429,220
Murphy Oil	19,414	1,067,188
Nabors Industries	28,164[a]	468,931
National Oilwell Varco	42,060	3,186,466
Newfield Exploration	13,218[a]	474,526
Noble	24,311[a]	925,277
Noble Energy	17,315	1,719,726
Occidental Petroleum	80,213	7,317,030
Peabody Energy	26,004	808,984
Pioneer Natural Resources	12,303	1,424,933
QEP Resources	17,667	544,320
Range Resources	15,459	1,030,497
Rowan	12,551[a]	433,386
Schlumberger	131,866	9,776,545
Southwestern Energy	34,957[a]	1,103,942
Spectra Energy	63,821	1,961,858
Sunoco	11,226	553,330
Tesoro	13,231[a]	307,621
Valero Energy	54,797	1,353,486
Williams	57,906	1,970,541
WPX Energy	18,813	330,544
		139,816,060
Financial—14.3%
ACE	33,000	2,507,010
Aflac	45,780	2,061,931
Allstate	48,693	1,622,938
American Express	100,425	6,046,589
American International Group	52,574[a]	1,789,093
American Tower	39,097[c]	2,563,981
Ameriprise Financial	22,332	1,210,618
Aon	31,717	1,642,941

The Fund	11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Financial (continued)
Apartment Investment & Management, Cl. A	12,284	[c]	333,511
Assurant	8,962		361,527
AvalonBay Communities	9,366	[c]	1,361,816
Bank of America	1,060,934		8,604,175
Bank of New York Mellon	118,913		2,812,292
BB&T	68,434		2,192,625
Berkshire Hathaway, Cl. B	173,724	[a]	13,976,096
BlackRock	9,822		1,881,699
Boston Properties	14,518	[c]	1,571,573
Capital One Financial	54,894		3,045,519
CBRE Group, Cl. A	31,010	[a]	583,298
Charles Schwab	105,740		1,512,082
Chubb	26,798		1,958,130
Cincinnati Financial	16,022		570,704
Citigroup	289,496		9,564,948
CME Group	6,610		1,757,070
Comerica	19,700		630,794
Discover Financial Services	52,082		1,765,580
E*TRADE Financial	23,390	[a]	248,636
Equity Residential	29,878	[c]	1,835,704
Federated Investors, Cl. B	8,548	[b]	188,740
Fifth Third Bancorp	91,818		1,306,570
First Horizon National	27,008		247,933
Franklin Resources	14,313		1,796,425
Genworth Financial, Cl. A	49,307	[a]	296,335
Goldman Sachs Group	48,975		5,639,471
Hartford Financial Services Group	42,932		882,253
HCP	40,070	[c]	1,660,901
Health Care REIT	20,540	[c]	1,163,796
Host Hotels & Resorts	70,762	[c]	1,177,480
Hudson City Bancorp	53,099		374,879
Huntington Bancshares	86,295		577,314
IntercontinentalExchange	7,186	[a]	956,025
Invesco	44,534		1,106,225
JPMorgan Chase & Co.	377,121		16,208,661
KeyCorp	94,398		758,960
Kimco Realty	39,279	[c]	762,405

12

Common Stocks (continued)	Shares	Value ($)
Financial (continued)
Legg Mason	12,591	328,247
Leucadia National	19,749	490,960
Lincoln National	28,705	711,023
Loews	29,865	1,228,347
M&T Bank	12,648	1,091,143
Marsh & McLennan	54,099	1,809,612
MetLife	105,068	3,785,600
Moody’s	19,237	787,755
Morgan Stanley	149,083	2,576,154
NASDAQ OMX Group	13,159	323,317
Northern Trust	23,277	1,107,752
NYSE Euronext	25,222	649,467
People’s United Financial	33,414	412,329
Plum Creek Timber	15,802[c]	664,316
PNC Financial Services Group	52,308	3,469,067
Principal Financial Group	30,979	857,189
Progressive	59,438	1,266,029
ProLogis	45,071[c]	1,612,640
Prudential Financial	46,251	2,800,036
Public Storage	13,938[c]	1,996,758
Regions Financial	141,795	955,698
Simon Property Group	30,330[c]	4,719,348
SLM	50,875	754,476
State Street	48,337	2,234,136
SunTrust Banks	51,643	1,253,892
T. Rowe Price Group	24,944	1,574,341
Torchmark	9,829	478,771
Travelers	38,631	2,484,746
U.S. Bancorp	189,090	6,083,025
Unum Group	28,531	677,326
Ventas	28,271[c]	1,662,052
Vornado Realty Trust	18,143[c]	1,557,395
Wells Fargo & Co.	520,926	17,414,556
Weyerhaeuser	51,859[c]	1,055,849
XL Group	31,384	675,070
Zions Bancorporation	16,958	345,774
		183,011,449

The Fund	13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Health Care—11.1%
Abbott Laboratories	155,439	9,646,544
Aetna	34,914	1,537,613
Agilent Technologies	34,645	1,461,326
Allergan	29,892	2,869,632
AmerisourceBergen	25,202	937,766
Amgen	78,336	5,570,473
Baxter International	55,558	3,078,469
Becton Dickinson & Co.	20,977	1,645,646
Biogen Idec	23,410[a]	3,137,174
Boston Scientific	147,027[a]	920,389
Bristol-Myers Squibb	167,064	5,574,926
C.R. Bard	8,257	817,113
Cardinal Health	33,650	1,422,386
CareFusion	21,833[a]	565,693
Celgene	43,470[a]	3,169,832
Cerner	14,600[a]	1,183,914
Cigna	28,586	1,321,531
Coventry Health Care	14,545	436,205
Covidien	47,302	2,612,489
DaVita	9,266[a]	820,782
DENTSPLY International	14,397	591,141
Edwards Lifesciences	11,050[a]	916,819
Eli Lilly & Co.	101,161	4,187,054
Express Scripts Holding	78,438[a]	4,376,056
Forest Laboratories	25,751[a]	896,907
Gilead Sciences	75,062[a]	3,903,975
Hospira	16,180[a]	568,242
Humana	16,178	1,305,241
Intuitive Surgical	3,845[a]	2,223,179
Johnson & Johnson	271,175	17,650,781
Laboratory Corp. of America Holdings	9,656[a,b]	848,666
Life Technologies	17,632[a]	817,420
McKesson	24,084	2,201,518
Medtronic	102,313	3,908,357
Merck & Co.	300,836	11,804,805
Mylan	42,327[a]	918,919

14

Common Stocks (continued)	Shares		Value ($)
Health Care (continued)
Patterson	8,749		298,253
PerkinElmer	11,378		314,033
Perrigo	9,351		980,920
Pfizer	744,740		17,076,888
Quest Diagnostics	15,873		915,713
St. Jude Medical	31,560		1,222,003
Stryker	32,013		1,746,949
Tenet Healthcare	41,625	[a]	216,034
Thermo Fisher Scientific	35,899		1,997,779
UnitedHealth Group	103,394		5,805,573
Varian Medical Systems	10,930	[a]	693,181
Waters	8,953	[a]	753,037
Watson Pharmaceuticals	12,186	[a]	918,337
WellPoint	32,892		2,230,735
Zimmer Holdings	17,271		1,086,864
			142,105,282
Industrial—10.2%
3M	68,514		6,122,411
Avery Dennison	9,802		313,468
Boeing	73,807		5,668,378
C.H. Robinson Worldwide	15,773		942,279
Caterpillar	64,054		6,582,830
Cintas	10,888		426,483
Cooper Industries	15,788		987,855
CSX	102,981		2,297,506
Cummins	18,820		2,179,921
Danaher	56,741		3,076,497
Deere & Co	39,445		3,248,690
Dover	17,948		1,124,622
Dun & Bradstreet	4,467		347,443
Eaton	32,757		1,578,232
Emerson Electric	72,014		3,783,616
Equifax	11,676		534,994
Expeditors International of Washington	20,443		817,720
Fastenal	29,428		1,377,819
FedEx	31,078		2,742,323

The Fund	15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Industrial (continued)
Flowserve	5,348	614,646
Fluor	16,242	937,976
General Dynamics	35,427	2,391,323
General Electric	1,045,163	20,464,292
Goodrich	12,310	1,544,413
Honeywell International	76,782	4,657,596
Illinois Tool Works	47,368	2,717,976
Ingersoll-Rand	30,100	1,279,852
Iron Mountain	17,895	543,471
Jacobs Engineering Group	12,757[a]	559,139
Joy Global	10,125	716,546
L-3 Communications Holdings	9,626	707,896
Lockheed Martin	26,088	2,362,008
Masco	35,859	472,622
Norfolk Southern	32,947	2,402,825
Northrop Grumman	25,178	1,593,264
PACCAR	35,095	1,507,681
Pall	11,645	694,158
Parker Hannifin	14,858	1,302,898
Pitney Bowes	18,302[b]	313,513
Precision Castparts	14,416	2,542,550
Quanta Services	21,058[a]	465,803
R.R. Donnelley & Sons	19,526[b]	244,270
Raytheon	33,356	1,805,894
Republic Services	31,124	851,864
Robert Half International	13,148	391,810
Rockwell Automation	13,901	1,075,103
Rockwell Collins	14,326	800,680
Roper Industries	9,287	946,345
Ryder System	4,585	223,381
Snap-on	5,560	347,722
Southwest Airlines	77,224	639,415
Stanley Black & Decker	16,928	1,238,452
Stericycle	8,282[a]	717,221
Textron	27,173	723,889
Tyco International	45,800	2,570,754

16

Common Stocks (continued)	Shares	Value ($)
Industrial (continued)
Union Pacific	47,522	5,343,374
United Parcel Service, Cl. B	94,306	7,369,071
United Technologies	90,018	7,349,070
W.W. Grainger	6,089	1,265,416
Waste Management	45,494	1,555,895
Xylem	17,726	494,201
		130,899,362
Information Technology—19.9%
Accenture, Cl. A	64,112	4,164,074
Adobe Systems	48,462[a]	1,626,385
Advanced Micro Devices	57,047[a]	419,866
Akamai Technologies	18,433[a]	600,916
Altera	32,211	1,145,745
Amphenol, Cl. A	15,975	928,787
Analog Devices	28,832	1,123,871
Apple	92,051[a]	53,779,876
Applied Materials	126,520	1,516,975
Autodesk	22,525[a]	886,809
Automatic Data Processing	48,690	2,708,138
BMC Software	16,442[a]	678,397
Broadcom, Cl. A	48,813[a]	1,786,556
CA	35,445	936,457
Cisco Systems	532,345	10,726,752
Citrix Systems	18,081[a]	1,547,914
Cognizant Technology Solutions, Cl. A	29,690[a]	2,176,871
Computer Sciences	15,574	437,006
Corning	149,455	2,144,679
Dell	151,629[a]	2,482,167
eBay	112,460[a]	4,616,483
Electronic Arts	32,089[a]	493,529
EMC	203,161[a]	5,731,172
F5 Networks	7,913[a]	1,059,788
Fidelity National Information Services	23,771	800,370
First Solar	5,256[a,b]	96,710
Fiserv	13,353[a]	938,582
FLIR Systems	14,691	329,960

The Fund	17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Information Technology (continued)
Google, Cl. A	25,056[a]	15,164,643
Harris	11,445	521,205
Hewlett-Packard	194,269	4,810,100
Intel	493,650	14,019,660
International Business Machines	114,436	23,697,407
Intuit	29,045	1,683,739
Jabil Circuit	18,243	427,798
JDS Uniphase	20,883[a]	253,728
Juniper Networks	51,244[a]	1,098,159
KLA-Tencor	16,046	836,799
Lexmark International, Cl. A	7,518	226,292
Linear Technology	22,009	719,914
LSI	55,300[a]	444,612
MasterCard, Cl. A	10,436	4,719,890
Microchip Technology	18,573[b]	656,370
Micron Technology	95,874[a]	631,810
Microsoft	737,564	23,616,799
Molex	14,098[b]	388,964
Motorola Mobility Holdings	26,401[a]	1,024,887
Motorola Solutions	28,781	1,468,694
NetApp	35,316[a]	1,371,320
Novellus Systems	6,699[a]	313,178
NVIDIA	61,296[a]	796,848
Oracle	387,435	11,386,715
Paychex	31,022	961,062
QUALCOMM	167,170	10,672,133
Red Hat	18,635[a]	1,110,832
SAIC	25,700	312,512
Salesforce.com	13,368[a]	2,081,799
SanDisk	23,716[a]	877,729
Symantec	72,582[a]	1,199,055
TE Connectivity	41,400	1,509,444
Teradata	16,265[a]	1,134,972
Teradyne	19,316[a]	332,428
Texas Instruments	113,473	3,624,328
Total System Services	14,787	347,790

18

Common Stocks (continued)	Shares	Value ($)
Information Technology (continued)
VeriSign	16,074	660,802
Visa, Cl. A	49,223	6,053,445
Western Digital	22,446[a]	871,129
Western Union	61,013	1,121,419
Xerox	134,724	1,048,153
Xilinx	25,602	931,401
Yahoo!	120,946[a]	1,879,501
		252,894,300
Materials—3.4%
Air Products & Chemicals	20,952	1,791,186
Airgas	6,628	607,390
Alcoa	106,781	1,038,979
Allegheny Technologies	10,606	455,422
Ball	15,153	632,789
Bemis	9,859	319,333
CF Industries Holdings	6,543	1,263,192
Cliffs Natural Resources	13,966	869,523
Dow Chemical	117,447	3,979,104
E.I. du Pont de Nemours & Co.	92,299	4,934,305
Eastman Chemical	13,882	749,212
Ecolab	28,601	1,821,598
FMC	7,034	776,905
Freeport-McMoRan Copper & Gold	93,954	3,598,438
International Flavors & Fragrances	7,897	475,478
International Paper	43,570	1,451,317
MeadWestvaco	17,352	552,141
Monsanto	53,035	4,040,206
Mosaic	29,261	1,545,566
Newmont Mining	48,479	2,310,024
Nucor	31,637	1,240,487
Owens-Illinois	16,527[a]	384,253
PPG Industries	15,197	1,599,332
Praxair	29,585	3,422,985
Sealed Air	19,318	370,519
Sherwin-Williams	8,669	1,042,707
Sigma-Aldrich	11,748	832,933

The Fund	19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Materials (continued)
Titanium Metals	7,164		105,812
United States Steel	14,450	[b]	409,369
Vulcan Materials	12,884		551,564
			43,172,069
Telecommunication Services—2.8%
AT&T	585,666		19,274,268
CenturyLink	60,572		2,335,656
Crown Castle International	24,399	[a]	1,381,227
Frontier Communications	96,003	[b]	387,852
MetroPCS Communications	29,985	[a]	218,891
Sprint Nextel	287,837	[a]	713,836
Verizon Communications	280,270		11,317,303
Windstream	56,069		630,216
			36,259,249
Utilities—3.4%
AES	63,816	[a]	798,976
AGL Resources	11,162		440,118
Ameren	23,320		764,663
American Electric Power	47,401		1,841,055
CenterPoint Energy	40,986		828,327
CMS Energy	24,728		568,497
Consolidated Edison	28,777		1,710,793
Dominion Resources	56,564		2,952,075
DTE Energy	16,312		919,671
Duke Energy	130,579		2,798,308
Edison International	32,508		1,430,677
Entergy	17,350		1,137,466
Exelon	84,396		3,292,288
FirstEnergy	40,927		1,916,202
Integrys Energy Group	7,680		419,635
NextEra Energy	41,421		2,665,441
NiSource	27,288		672,649

20

Common Stocks (continued)	Shares	Value ($)
Utilities (continued)
Northeast Utilities	30,625	1,126,081
NRG Energy	22,467[a]	381,939
ONEOK	10,439	896,606
Pepco Holdings	23,268	440,231
PG&E	41,024	1,812,440
Pinnacle West Capital	10,508	508,062
PPL	56,843	1,554,656
Progress Energy	29,423	1,565,892
Public Service Enterprise Group	50,452	1,571,580
SCANA	11,519	531,256
Sempra Energy	23,987	1,552,918
Southern	85,866	3,944,684
TECO Energy	21,694	390,926
Wisconsin Energy	22,906	843,857
Xcel Energy	48,616	1,315,549
		43,593,518
Total Common Stocks
(cost $944,700,913)		1,247,034,494
	Principal
Short-Term Investments—.2%	Amount ($)	Value ($)
U.S. Treasury Bills:
0.02%, 5/24/12	1,355,000[d]	1,354,946
0.06%, 6/21/12	1,120,000[d]	1,119,887
Total Short-Term Investments
(cost $2,474,886)		2,474,833

Other Investment—3.4%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional
Preferred Plus
Money Market Fund
(cost $43,175,819)	43,175,819[e]	43,175,819

The Fund	21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral
for Securities Loaned—.5%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $6,781,716)	6,781,716[e]	6,781,716
Total Investments (cost $997,133,334)	101.6%	1,299,466,862
Liabilities, Less Cash and Receivables	(1.6%)	(20,180,355)
Net Assets	100.0%	1,279,286,507

REIT—Real Estate Investment Trust
a Non-income producing security.
b Security, or portion thereof, on loan.At April 30, 2012, the value of the fund’s securities on loan was $6,698,908 and the value of the collateral held by the fund was $7,015,407, consisting of cash collateral of $6,781,716 and
U.S. Government & Agency securities valued at $233,691.
c Investment in real estate investment trust.
d Held by a broker as collateral for open financial futures positions.
e Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Information Technology	19.9	Short-Term/
Financial	14.3	Money Market Investments	4.1
Health Care	11.1	Materials	3.4
Consumer Discretionary	10.9	Utilities	3.4
Energy	10.9	Telecommunication Services	2.8
Consumer Staples	10.6
Industrial	10.2		101.6

† Based on net assets.
See notes to financial statements.

22

STATEMENT OF FINANCIAL FUTURES
April 30, 2012 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 4/30/2012	($)
Financial Futures Long
Standard & Poor’s 500 E-mini	671	46,755,280	June 2012	713,356

See notes to financial statements.

The Fund	23

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2012 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $6,698,908)—Notes 1(b):
Unaffiliated issuers	947,175,799	1,249,509,327
Affiliated issuers	49,957,535	49,957,535
Cash		810,651
Dividends and securities lending income receivable		1,256,915
Receivable for shares of Capital Stock subscribed		209,964
Receivable for investment securities sold		121,138
		1,301,865,530
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(a)		196,098
Payable for shares of Capital Stock redeemed		15,430,314
Liability for securities on loan—Note 1(b)		6,781,716
Payable for futures variation margin—Note 4		164,395
Accrued expenses		6,500
		22,579,023
Net Assets ($)		1,279,286,507
Composition of Net Assets ($):
Paid-in capital		1,011,436,623
Accumulated undistributed investment income—net		7,313,951
Accumulated net realized gain (loss) on investments		(42,510,951)
Accumulated net unrealized appreciation (depreciation)
on investments (including $713,356 net unrealized)
appreciation on financial futures)		303,046,884
Net Assets ($)		1,279,286,507
Shares Outstanding
(150 millon shares of $.001 par value Capital Stock authorized)		44,519,495
Net Asset Value, offering and redemption price per share ($)		28.74

See notes to financial statements.

24

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2012 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	12,764,889
Affiliated issuers	13,050
Income from securities lending—Note 1(b)	46,152
Interest	214
Total Income	12,824,305
Expenses:
Management fee—Note 3(a)	1,182,597
Directors’ fees—Note 3(a)	33,094
Loan commitment fees—Note 2	4,265
Total Expenses	1,219,956
Less—Directors’ fees reimbursed by the Manager—Note 3(a)	(33,094)
Net Expenses	1,186,862
Investment Income—Net	11,637,443
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	1,634,041
Net realized gain (loss) on financial futures	4,725,422
Net Realized Gain (Loss)	6,359,463
Net unrealized appreciation (depreciation) on investments	125,335,718
Net unrealized appreciation (depreciation) on financial futures	(659,762)
Net Unrealized Appreciation (Depreciation)	124,675,956
Net Realized and Unrealized Gain (Loss) on Investments	131,035,419
Net Increase in Net Assets Resulting from Operations	142,672,862

See notes to financial statements.

The Fund	25

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2012	Year Ended
	(Unaudited)	October 31, 2011
Operations ($):
Investment income—net	11,637,443	19,130,617
Net realized gain (loss) on investments	6,359,463	(2,563,018)
Net unrealized appreciation
(depreciation) on investments	124,675,956	59,804,575
Net Increase (Decrease) in Net Assets
Resulting from Operations	142,672,862	76,372,174
Dividends to Shareholders from ($):
Investment income—net	(10,568,178)	(18,338,879)
Capital Stock Transactions ($):
Net proceeds from shares sold	166,691,690	312,797,098
Dividends reinvested	9,009,885	15,173,762
Cost of shares redeemed	(143,960,527)	(194,058,972)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	31,741,048	133,911,888
Total Increase (Decrease) in Net Assets	163,845,732	191,945,183
Net Assets ($):
Beginning of Period	1,115,440,775	923,495,592
End of Period	1,279,286,507	1,115,440,775
Undistributed investment income—net	7,313,951	6,244,686
Capital Share Transactions (Shares):
Shares sold	6,185,979	12,211,660
Shares issued for dividends reinvested	354,284	587,759
Shares redeemed	(5,344,266)	(7,500,634)
Net Increase (Decrease) in Shares Outstanding	1,195,997	5,298,785

See notes to financial statements.

26

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
April 30, 2012			Year Ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	25.75	24.29	21.26	20.18	32.30	28.73
Investment Operations:
Investment income—net[a]	.26	.48	.43	.44	.56	.55
Net realized and unrealized
gain (loss) on investments	2.97	1.45	3.02	1.42	(12.08)	3.54
Total from
Investment Operations	3.23	1.93	3.45	1.86	(11.52)	4.09
Distributions:
Dividends from
investment income—net	(.24)	(.47)	(.42)	(.46)	(.60)	(.52)
Dividends from net realized
gain on investments	—	—	—	(.32)	—	—
Total Distributions	(.24)	(.47)	(.42)	(.78)	(.60)	(.52)
Net asset value,
end of period	28.74	25.75	24.29	21.26	20.18	32.30
Total Return (%)	12.69[b]	7.94	16.39	9.84	(36.23)	14.41
Ratios/Supplemental
Data (%):
Ratio of total expenses
to average net assets	.21[c]	.21	.21	.21	.21	.21
Ratio of net expenses
to average net assets	.20[c]	.20	.20	.20	.20	.20
Ratio of net investment income
to average net assets	1.97[c]	1.84	1.85	2.38	2.07	1.82
Portfolio Turnover Rate	1.18[b]	2.12	7.64	4.99	4.84	8.00
Net Assets, end of period
($ x 1,000)	1,279,287	1,115,441	923,496	855,312	866,815	1,664,428

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.
See notes to financial statements.

The Fund	27

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus BASIC S&P 500 Stock Index Fund (the “fund”) is a separate diversified series of The Dreyfus/Laurel Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering ten series including the fund.The fund’s investment objective seeks to match the total return of the Standard & Poor’s 500 Composite Stock Price Index. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

28

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment

The Fund	29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board of Directors. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Directors.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

30

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.These securities are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2012 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic†	1,247,034,494	—	—	1,247,034,494
Mutual Funds	49,957,535	—	—	49,957,535
U.S. Treasury	—	2,474,833	—	2,474,833
Other Financial
Instruments:
Futures††	713,356	—	—	713,356
†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation at period end.

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common FairValue Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships

The Fund	31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement withThe Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended April 30, 2012,The Bank of New York Mellon earned $19,780 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Other investment companies advised by Dreyfus are considered to be “affiliated” with the fund.

32

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended April 30, 2012 were as follows:

Affiliated
Investment	Value				Value		Net
Company	10/31/2011	($)	Purchases ($)	Sales ($)	4/30/2012	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	19,954,478		90,246,842	67,025,501	43,175,819		3.4
Dreyfus
Institutional
Cash
Advantage
Fund	35,765,124		22,917,489	51,900,897	6,781,716.5
Total	55,719,602 113,164,331 118,926,398				49,957,535		3.9

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid on a quarterly basis. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes

The Fund	33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended October 31, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $24,124,819 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to October 31, 2011. If not applied, $17,732,628 of the carryover expires in fiscal 2017, $6,259,621 expires in fiscal 2018 and $132,570 expires in fiscal 2019.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2011 was as follows: ordinary income $18,338,879. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion

34

of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2012, the fund did not borrow under the Facilities.

NOTE 3—Investment Management Fee And Other Transactions with Affiliates:

(a) Pursuant to an investment management agreement with the Manager, the Manager provides or arranges for one or more third and/or affiliated parties to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund.The Manager also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .20% of the value of the fund’s average daily net assets. Out of its fee, the Manager pays all of the expenses of the fund except brokerage fees, taxes, interest, commitment fees, fees and expenses of non-interested Directors (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Directors (including counsel fees). Prior to January 1, 2012, each Board member who is not an “interested person” of the Company (as defined in the Act) received $60,000 per annum, plus $7,000 per joint Board meeting of the Company, Dreyfus Investment Funds,The Dreyfus/Laurel Funds Trust, The Dreyfus/LaurelTax-Free Municipal Funds and Dreyfus Funds, Inc. (collectively, the “Board Group Open-End Funds”) attended, $2,500 for separate in-person committee meetings attended which were not held in conjunction with a regularly scheduled Board meeting and $2,000 for Board meetings and separate committee meetings attended that were conducted by telephone.The Board Group Open-End Funds also reimbursed each Board member who is not an “interested person” of the Company (as defined in the Act) for travel and out-of-pocket

The Fund	35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

expenses. With respect to Board meetings, the Chair of the Board received an additional 25% of such compensation (with the exception of reimbursable amounts).The Chair of each of the Board’s committees, unless the Chair also served as Chair of the Board, received $1,350 per applicable committee meeting. In the event that there was an in-person joint committee meeting or a joint telephone meeting of the Board Group Open-End Funds and Dreyfus High Yield Strategies Fund (“DHF”), $2,500 was allocated between the Board Group Open-End Funds and DHF.

Effective January 1, 2012, the Board Group Open-End Funds and DHF (collectively, the “Board Group Funds”) pays each Board member their respective allocated portions of an annual retainer of $85,000 and a fee of $10,000 for each regularly scheduled Board meeting attended ($75,000 and $8,000, respectively, in the aggregate, prior to January 1, 2012). With respect to the annuals retainer and Board meetings of the Board Group Funds, the Chair of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts). Each Board member receives $2,500 for any separate in-person committee meetings attended, which are not held in conjunction with a regularly scheduled Board meeting, such amount to be allocated among the Board Group Funds, as applicable. In the event that there is a joint telephone meeting of the Board Group Funds, a fee of $2,000 is allocated among the applicable Board Group Funds, accordingly (prior to January 1, 2012, the fee allocated was $2,500 if the meeting included DHF). The Chair of each of the Board’s committees, unless the Chair also serves as Chair of the Board, receives $1,500 per applicable committee meeting. Each Emeritus Board member is entitled to receive an annual retainer of one-half the amount paid as a retainer at the time the Board member became Emeritus and a per meeting attended fee of one-half the amount paid to Board members. The Board Group Funds also reimburse each Independent Trustee and Emeritus Board members for travel and out-of-pocket expenses.These fees and expenses are charged and allocated to each of series based on net assets.

36

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $209,622, which are offset against a directors’ fee reimbursement currently in effect in the amount of $13,524.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended April 30, 2012, amounted to $41,377,736 and $13,691,582, respectively.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments.The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market.A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss.There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default. Contracts open at April 30, 2012 are set forth in the Statement of Financial Futures.

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2012:

Average Market Value ($)
Equity futures contracts	31,494,234

The Fund	37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At April 30, 2012, accumulated net unrealized appreciation on investments was $302,333,528, consisting of $416,501,843 gross unrealized appreciation and $114,168,315 gross unrealized depreciation.

At April 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Pending Legal Matters:

The fund and more than two hundred other entities have been named as defendants in two pending litigations (Deutsche Bank Trust Co., Americas et al. v. Adaly Opportunity Fund TD Secs. Inc. et al., No. 11-cv-04784, filed July 12, 2011 in the United States District Court for the Southern District of New York, and Niese et al. v. AllianceBernstein L.P. et al., No. 11-cv-04538, filed July 1, 2011 in the United States District Court for the Southern District of New York) against shareholders of the Tribune Company who received payment for their shares in June or December 2007, as part of a leveraged buy-out of the company (the “LBO”). Approximately one year after the LBO was concluded, the Tribune Company filed for bankruptcy. Thereafter, in approximately June 2011, certain Tribune Company creditors filed dozens of complaints in various courts throughout the country, including complaints in the two actions referred to above, alleging that the payments made to shareholders in the LBO were “fraudulent conveyances,” and that the shareholders must return the payments they received for their shares to satisfy the plaintiffs’ unpaid claims.These cases have been consolidated for pre-trial proceedings in a multi-district litigation in the United States District Court for the Southern District of New York (S.D.N.Y. No. 11-md-2296 (WHP)).

38

In addition, there was a case pending in United States Bankruptcy Court for the District of Delaware brought by the Unsecured Creditors Committee of the Tribune Company that has since been transferred to the multi-district litigation in the United States District Court for the Southern District of NewYork (The Official Committee of Unsecured Creditors of Tribune Co. v. Fitzsimons et al., formerly Bankr. D. Del. Adv. Pro. No. 10-54010 (KJC) and now S.D.N.Y. No. 12-cv-2652 (WHP)). The case was originally filed on November 1, 2010. In this case, the Creditors Committee seeks recovery for alleged “fraudulent conveyances” from more than 32,000 Tribune shareholders, including the fund, in a Third Amended Complaint filed in January 2012.

At this stage in the proceedings, it is not possible to assess with any reasonable certainty the probable outcomes of the pending litigations. Consequently, at this time, management is unable to estimate the possible loss that may result.

The Fund	39

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on February 15-16, 2012, the Board considered the renewal of the fund’s Investment Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board considered information previously provided to them in presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and Dreyfus representatives confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

40

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2011, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance Group and Performance Universe medians for the various periods. The Board noted that the fund was ranked first in the Performance Group for the one-, two- and three-year periods and was ranked in the first quartile of the Performance Group and Performance Universe for all periods, except the ten-year period when the fund was ranked in the second quartile of the Performance Group. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.Taking into consideration the fundís ìunitaryî fee structure, the Board noted that the fund’s contractual management fee was below the Expense Group

The Fund	41

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT
MANAGEMENT AGREEMENT (Unaudited) (continued)

median, the fund’s actual management fee was above the Expense Group and Expense Universe medians and the fund’s total expense ratio was below the Expense Group and Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure.The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of their evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided

42

by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the ser- vices provided by Dreyfus are adequate and appropriate.

  The Board was satisfied with the fundís performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Fund	43

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT
MANAGEMENT AGREEMENT (Unaudited) (continued)

The Board considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Boardís conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

44

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
50	Statement of Assets and Liabilities
51	Statement of Operations
52	Statement of Changes in Net Assets
54	Financial Highlights
56	Notes to Financial Statements
67	Information About the Renewal of the Fund’s Investment Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus
Bond Market Index Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Bond Market Index Fund, covering the six-month period from November 1, 2011, through April 30, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. bond markets had weathered heightened volatility by the start of the reporting period as investors fled riskier assets due to adverse macroeconomic concerns ranging from the sovereign debt crisis in Europe to a contentious debate in the United States regarding government borrowing and spending. These developments triggered sharp rallies among traditional safe havens, such as U.S. government securities. Better U.S. economic news derailed the rally in the fall of 2011, but U.S. government bond yields continued to trend downward and remained low over the reporting period when the Federal Reserve Board took action to reduce longer-term interest rates. While corporate-backed bonds were hurt during the flight to quality, they rebounded over the reporting period as business conditions improved and investors searched for competitive yields in a low interest-rate environment.

Our economic forecast calls for near-trend growth over the remainder of 2012, and we expect the United States to continue to post better economic data than most of the rest of the developed world. An aggressively accommodative monetary policy, pent-up demand in several industry groups and gradual improvement in housing prices appear likely to balance risks stemming from the ongoing European debt crisis and volatile energy prices. As always, we encourage you to talk with your financial adviser about how these developments may affect your investments.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
May 15, 2012

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2011, through April 30, 2012, as provided by Nancy G. Rogers and Dawn Guffey, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended April 30, 2012, Dreyfus Bond Market Index Fund’s Investor shares produced a total return of 2.21%, and its BASIC shares produced a total return of 2.25%.1 In comparison, the Barclays U.S.Aggregate Index (the “Index”) achieved a total return of 2.44% for the same period.2

Yields of U.S.Treasury securities remained near historically low levels during the reporting period, while higher yielding bonds gained a degree of value as economic worries eased and business conditions improved.The difference in returns between the fund and the Index was primarily the result of transaction costs and other operating expenses that are not reflected in the Index’s results.

The Fund’s Investment Approach

The fund seeks to match the total return of the Index.To pursue this goal, the fund normally invests at least 80% of its assets in bonds that are included in the Index.To maintain liquidity, the fund may invest up to 20% of its assets in various short-term, fixed-income securities and money market instruments.

While the fund seeks to mirror the returns of the Index, it does not hold the same number of bonds. Instead, the fund holds approximately 1,600 securities as compared to approximately 7,800 securities in the Index. The fund’s average duration — a measure of sensitivity to changing interest rates — generally remains neutral to the Index. As of April 30, 2012, the average duration of the fund was approximately five years.

Improving Economy Supported Higher Yielding Bonds

By the start of the reporting period, investor confidence already had begun to recover from severe bouts of volatility in the wake of a sovereign

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

debt crisis in Europe and an unprecedented downgrade of longer-term U.S. government debt by a major credit-rating agency.These developments had triggered a dramatic shift away from riskier assets and toward traditional safe havens, leaving yields of U.S.Treasury securities near historical lows and depressing prices of corporate bonds and other market sectors that tend to be more sensitive to economic conditions.

Investors’ economic concerns continued to ease over the final weeks of 2011 and the opening months of 2012, when employment trends improved and it became more apparent that a subdued U.S. economic expansion remained intact. In addition, the European Central Bank seemed to make some progress in addressing the region’s debt crisis through the Long Term Refinancing Operation (“LTRO”), which helped avert a more serious crisis in Europe’s banking system. In the United States, the Federal Reserve Board (the “Fed”) sought to promote market liquidity and stimulate lending activity through Operation Twist, in which the central bank sold short-term U.S.Treasury securities and purchased longer-term Treasuries.

Riskier Sectors Rallied as Investor Sentiment Improved

In this changing investment environment, higher yielding securities — including corporate bonds, asset-backed securities and mortgage-backed securities — rallied as yield differences narrowed along the market’s credit-quality spectrum. Commercial mortgage-backed securities ranked as the market’s top performing sector for the reporting period. Meanwhile, despite heightened levels of volatility, yields of long-term U.S. Treasury securities generally remained unchanged between the beginning and end of the reporting period, while yields of intermediate-term Treasuries declined further due to the effects of the Fed’s Operation Twist.

Among corporate-backed bonds, the Index and the fund received above-average contributions to performance from the financials sector, which rebounded from depressed levels as the industry recovered from the global debt crisis of several years ago. U.S. dollar-denominated sovereign bonds from developed nations also fared well.

Replicating the Index’s Composition

As of the reporting period’s end, the U.S. economy has continued on a generally upward trajectory, but at a relatively subdued pace amid mixed economic data. Consequently, the Fed has maintained the aggressively accommodative monetary policy it adopted in December 2008, including maintaining its target for short-term interest rates in a range between 0% and 0.25%.Although Operation Twist is scheduled to expire in June 2012, some analysts expect the Fed to embark on another round of quantitative easing in its ongoing efforts to stimulate greater economic growth.

As an index fund, we attempt to match closely the returns of the Barclays Capital Index by approximating its composition.As of April 30, 2012, approximately 31% of the fund’s assets was invested in mortgage-backed securities, 2% in commercial mortgage-backed securities, 20% in corporate bonds and asset-backed securities, 35% in U.S. Treasury securities and 11% in U.S. government agency bonds. Moreover, all of the fund’s corporate securities were rated at least BBB- or better, and the fund has maintained an overall credit quality and duration posture that is closely aligned with that of the Index. In addition to direct investments in fixed-income securities, we may employ derivative instruments to establish the fund’s positions.

May 15, 2012

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.
The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the underlying instruments or the fund’s other instruments.
1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Barclays U.S.Aggregate Index is a widely accepted, unmanaged total return index of corporate, U.S. government and U.S. government agency debt instruments, mortgage-backed securities and asset-backed securities with an average maturity of 1-10 years.
Index returns do not reflect fees and expenses associated with operating a mutual fund.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Bond Market Index Fund from November 1, 2011 to April 30, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2012
	Investor Shares	BASIC Shares
Expenses paid per $1,000†	$2.01	$.75
Ending value (after expenses)	$1,022.10	$1,022.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2012
	Investor Shares	BASIC Shares
Expenses paid per $1,000†	$2.01	$.75
Ending value (after expenses)	$1,022.87	$1,024.12

† Expenses are equal to the fund’s annualized expense ratio of .40% for Investor shares and .15% for BASIC shares, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
April 30, 2012 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes—98.6%	Rate (%)	Date	Amount ($)	Value ($)
Aerospace & Defense—.4%
Boeing,
Sr. Unscd. Notes	6.00	3/15/19	2,000,000	2,493,398
Boeing,
Sr. Unscd. Bonds	7.25	6/15/25	150,000	200,652
General Dynamics,
Gtd. Notes	4.25	5/15/13	125,000	129,948
Lockheed Martin,
Sr. Unscd. Notes, Ser. B	6.15	9/1/36	455,000	562,649
Northrop Grumman Systems,
Gtd. Debs	7.75	2/15/31	1,100,000	1,559,799
Raytheon,
Sr. Unscd. Debs	7.20	8/15/27	150,000	200,365
United Technologies,
Sr. Unscd. Notes	4.88	5/1/15	2,750,000	3,076,318
United Technologies,
Sr. Unscd. Notes	5.70	4/15/40	650,000	787,038
United Technologies,
Sr. Unscd. Notes	6.70	8/1/28	50,000	65,416
United Technologies,
Sr. Unscd. Debs	8.75	3/1/21	50,000	71,096
				9,146,679
Agriculture—.3%
Altria Group,
Gtd. Notes	9.70	11/10/18	1,850,000	2,515,227
Altria Group,
Gtd. Notes	9.95	11/10/38	650,000	1,030,011
Archer-Daniels-Midland,
Sr. Unscd. Notes	5.45	3/15/18	130,000	155,614
Philip Morris International,
Sr. Unscd. Notes	5.65	5/16/18	760,000	910,484
Philip Morris International,
Sr. Unscd. Notes	6.88	3/17/14	3,200,000	3,577,923
Reynolds American,
Gtd. Notes	7.63	6/1/16	170,000	205,142
				8,394,401
Asset—Backed Certificates—.0%
AEP Texas Central Transition
Funding, Ser. 2002-1, Cl. A4	5.96	7/15/15	243,290	253,512

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Asset-Backed Ctfs./
Auto Receivables—.0%
Ford Credit Auto Owner Trust,
Ser. 2009-A, Cl. A4	6.07	5/15/14	819,694		839,192
Asset-Backed Ctfs./Credit Cards—.1%
Bank One Issuance Trust,
Ser. 2003-C3, Cl. C3	4.77	2/16/16	200,000		207,746
Capital One Multi-Asset Execution
Trust, Ser. 2007-A7, Cl. A7	5.75	7/15/20	565,000		684,090
Citibank Credit Card Issuance
Trust, Ser. 2005-A4, Cl. A4	4.40	6/20/14	500,000		503,250
Citibank Credit Card Issuance
Trust, Ser. 2003-A10, Cl. A10	4.75	12/10/15	500,000		533,543
					1,928,629
Asset-Backed Ctfs./
Home Equity Loans—.0%
Centex Home Equity,
Ser. 2005-C, Cl. AF5	5.05	6/25/35	186,837	[a]	190,000
Automobile Manufacturers—.0%
Daimler Finance North America,
Gtd. Notes	6.50	11/15/13	225,000		243,902
Daimler Finance North America,
Gtd. Notes	8.50	1/18/31	200,000		296,996
					540,898
Automotive, Trucks & Parts—.1%
Johnson Controls,
Sr. Unscd. Notes	5.50	1/15/16	2,800,000		3,173,878
Banks—4.3%
Bank of America,
Sr. Unscd. Notes	5.13	11/15/14	350,000		367,939
Bank of America,
Sr. Unscd. Notes	5.38	6/15/14	250,000		261,886
Bank of America,
Sr. Unscd. Notes	5.63	10/14/16	575,000		611,601
Bank of America,
Sr. Unscd. Notes, Ser. L	5.65	5/1/18	965,000		1,021,908
Bank of America,
Sr. Unscd. Notes	5.75	12/1/17	2,450,000		2,601,226
Bank of America,
Sub. Notes	7.80	9/15/16	235,000		257,556

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Banks (continued)
Barclays Bank,
Sr. Unscd. Notes	6.75	5/22/19	1,300,000	1,498,792
BB&T,
Sr. Unscd. Notes	3.38	9/25/13	3,400,000	3,520,326
BB&T,
Sub. Notes	4.75	10/1/12	325,000	330,107
BB&T,
Sub. Notes	4.90	6/30/17	150,000	165,816
BNP Paribas,
Bank Gtd. Notes	5.00	1/15/21	1,400,000	1,414,661
Citigroup,
Sub. Notes	5.00	9/15/14	3,230,000	3,342,191
Citigroup,
Sr. Unscd. Notes	5.50	4/11/13	4,400,000	4,553,736
Citigroup,
Sr. Unscd. Notes	6.13	11/21/17	5,385,000	5,981,604
Citigroup,
Sub. Notes	6.13	8/25/36	575,000	570,699
Citigroup,
Sr. Unscd. Debs	6.63	1/15/28	100,000	111,113
Citigroup,
Sr. Unscd. Notes	6.88	3/5/38	700,000	817,424
Citigroup,
Unscd. Notes	8.50	5/22/19	760,000	945,587
Cooperatieve Centrale
Raiffeisen-Boerenleenbank,
Bank Gtd. Notes	5.25	5/24/41	1,150,000	1,209,410
Credit Suisse New York,
Sr. Unscd. Notes	5.30	8/13/19	2,000,000	2,234,868
Credit Suisse New York,
Sub. Notes	6.00	2/15/18	1,400,000	1,514,213
Deutsche Bank AG London,
Sr. Unscd. Notes	6.00	9/1/17	845,000	963,739
Fifth Third Bank,
Sub. Notes	8.25	3/1/38	1,000,000	1,379,540
First Tennessee Bank,
Sub. Notes	5.65	4/1/16	250,000	261,416
Golden West Financial,
Sr. Unscd. Notes	4.75	10/1/12	1,000,000	1,017,142

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Banks (continued)
Goldman Sachs Group,
Sr. Unscd. Notes	4.75	7/15/13	2,800,000	2,893,923
Goldman Sachs Group,
Sr. Unscd. Notes	5.95	1/18/18	15,000	16,196
Goldman Sachs Group,
Sr. Unscd. Notes	6.13	2/15/33	475,000	481,720
Goldman Sachs Group,
Sr. Unscd. Notes	6.15	4/1/18	680,000	741,095
Goldman Sachs Group,
Sr. Unscd. Notes	6.25	9/1/17	190,000	206,933
Goldman Sachs Group,
Sub. Notes	6.75	10/1/37	2,000,000	1,984,472
Goldman Sachs Group,
Sr. Unscd. Notes	7.50	2/15/19	1,000,000	1,158,410
HSBC Holdings,
Sr. Unscd. Notes	5.10	4/5/21	1,500,000	1,654,704
HSBC Holdings,
Sub. Notes	6.50	5/2/36	1,350,000	1,493,308
HSBC Holdings,
Sub. Notes	6.50	9/15/37	555,000	617,808
JP Morgan Chase Capital XVII,
Gtd. Debs., Ser. Q	5.85	8/1/35	310,000	309,069
JP Morgan Chase Capital XX,
Gtd. Notes, Ser. T	6.55	9/29/36	50,000	50,437
JPMorgan Chase & Co.,
Sr. Unscd. Notes	3.15	7/5/16	1,500,000	1,556,116
JPMorgan Chase & Co.,
Sr. Unscd. Notes	3.70	1/20/15	5,700,000	6,008,307
JPMorgan Chase & Co.,
Sub. Notes	5.13	9/15/14	2,525,000	2,713,314
JPMorgan Chase & Co.,
Sub. Notes	5.15	10/1/15	3,950,000	4,329,062
JPMorgan Chase & Co.,
Sub. Notes	6.00	10/1/17	150,000	172,431
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.00	1/15/18	2,000,000	2,313,696
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.30	4/23/19	1,500,000	1,758,846
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.40	5/15/38	650,000	789,909

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Banks (continued)
KeyBank,
Sub. Notes	6.95	2/1/28	100,000	115,315
Korea Development Bank,
Sr. Unscd. Notes	3.88	5/4/17	2,500,000	2,598,805
Korea Development Bank,
Sr. Unscd. Notes	5.50	11/13/12	350,000	357,809
Landwirtschaftliche Rentenbank,
Gov’t Gtd. Bonds	5.13	2/1/17	950,000	1,115,399
Mercantile Bankshares,
Sub. Notes, Ser. B	4.63	4/15/13	200,000	206,704
Morgan Stanley,
Sub. Notes	4.75	4/1/14	1,580,000	1,593,229
Morgan Stanley,
Sr. Unscd. Notes	5.45	1/9/17	1,100,000	1,118,703
Morgan Stanley,
Sr. Unscd. Notes	5.75	10/18/16	175,000	181,342
Morgan Stanley,
Sr. Unscd. Notes	6.63	4/1/18	2,700,000	2,825,599
Morgan Stanley,
Sr. Unscd. Notes	7.25	4/1/32	300,000	318,517
Morgan Stanley,
Sr. Unscd. Notes	7.30	5/13/19	1,300,000	1,397,261
National City,
Sub. Notes	6.88	5/15/19	1,800,000	2,133,896
Oesterreichische Kontrollbank,
Govt. Gtd. Notes	4.88	2/16/16	1,500,000	1,680,522
PNC Funding,
Bank Gtd. Notes	5.25	11/15/15	225,000	250,125
Royal Bank of Scotland,
Bank Gtd. Notes	3.95	9/21/15	4,200,000	4,259,283
SouthTrust,
Sub. Notes	5.80	6/15/14	500,000	539,313
State Street Bank & Trust,
Sub. Notes	5.25	10/15/18	200,000	228,526
UBS AG/Stamford,
Sr. Unscd. Notes	4.88	8/4/20	3,800,000	3,985,208
UBS AG/Stamford,
Sr. Sub. Notes	5.88	7/15/16	75,000	79,383
UBS AG/Stamford,
Sr. Unscd. Notes	5.88	12/20/17	760,000	843,450

The Fund	11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Banks (continued)
US Bank NA/Cincinnati,
Sub. Notes	4.95	10/30/14	45,000	49,250
Wachovia,
Sr. Unscd. Debs	5.75	6/15/17	1,850,000	2,159,684
Wachovia,
Sr. Unscd. Notes	5.75	2/1/18	1,100,000	1,284,633
Wachovia,
Sub. Notes	5.25	8/1/14	200,000	215,165
Wachovia Bank,
Sub. Notes	5.00	8/15/15	250,000	272,853
Wachovia Bank,
Sub. Notes	6.60	1/15/38	415,000	513,643
Wells Fargo & Co.,
Sr. Unscd. Notes	5.63	12/11/17	2,340,000	2,748,828
Wells Fargo Bank,
Sub. Notes	5.75	5/16/16	875,000	994,840
Westpac Banking,
Sub. Notes	4.63	6/1/18	500,000	522,572
				102,794,113
Building & Construction—.0%
CRH America,
Gtd. Notes	5.30	10/15/13	500,000	525,395
Chemicals—.4%
Dow Chemical,
Sr. Unscd. Notes	6.00	10/1/12	2,200,000	2,246,033
Dow Chemical,
Sr. Unscd. Notes	8.55	5/15/19	1,700,000	2,257,357
E.I. Du Pont De Nemours & Co.,
Sr. Unscd. Notes	5.25	12/15/16	1,900,000	2,233,710
E.I. Du Pont De Nemours & Co.,
Sr. Unscd. Notes	6.00	7/15/18	560,000	696,042
Ecolab,
Sr. Unscd. Notes	5.50	12/8/41	650,000	749,380
Lubrizol,
Gtd. Notes	5.50	10/1/14	150,000	167,348
Potash of Saskatchewan,
Sr. Unscd. Notes	5.63	12/1/40	1,200,000	1,488,997
				9,838,867

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Commercial Mortgage
Pass-Through Ctfs.—2.1%
Banc of America Commercial
Mortgage, Ser. 2005-3, Cl. A4	4.67	7/10/43	1,000,000		1,096,654
Banc of America Commercial
Mortgage, Ser. 2005-4, Cl. A5B	5.00	7/10/45	1,800,000	[a]	1,894,425
Banc of America Commercial
Mortgage, Ser. 2007-1, Cl. A4	5.45	1/15/49	1,000,000		1,133,085
Banc of America Commercial
Mortgage, Ser. 2007-4, Cl. A4	5.73	2/10/51	300,000	[a]	345,464
Bear Stearns Commercial Mortgage
Securities, Ser. 2003-T12, Cl. A4	4.68	8/13/39	350,000	[a]	363,171
Bear Stearns Commercial Mortgage
Securities, Ser. 2003-T10, Cl. A2	4.74	3/13/40	388,516		395,801
Bear Stearns Commercial Mortgage
Securities, Ser. 2005-PWR9,
Cl. A4A	4.87	9/11/42	900,000		990,272
Bear Stearns Commercial Mortgage
Securities, Ser. 2006-PW12, Cl. A4	5.72	9/11/38	850,000	[a]	972,753
Bear Stearns Commercial Mortgage
Securities, Ser. 2002-TOP6, Cl. A2	6.46	10/15/36	21,919		21,906
Citigroup Commercial Mortgage
Trust, Ser. 2006-C4, Cl. A3	5.73	3/15/49	225,000	[a]	255,262
Citigroup Commercial Mortgage
Trust, Ser. 2008-C7, Cl. A4	6.08	12/10/49	1,100,000	[a]	1,280,293
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Ser. 2005-CD1,
Cl. A4	5.21	7/15/44	1,900,000	[a]	2,124,457
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Ser. 2006-CD2,
Cl. A4	5.32	1/15/46	85,000	[a]	94,615
Commercial Mortgage Pass Through
Certificates, Ser. 2004-LB4A,
Cl. A5	4.84	10/15/37	4,000,000		4,229,616
Credit Suisse First Boston
Mortgage Securities,
Ser. 2004-C3, Cl. A5	5.11	7/15/36	1,245,000	[a]	1,344,628
Credit Suisse Mortgage Capital
Certificates, Ser. 2006-C3, Cl. A3	5.81	6/15/38	1,500,000	[a,b]	1,713,732

The Fund	13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Commercial Mortgage
Pass-Through Ctfs. (continued)
CWCapital Cobalt,
Ser. 2007-C3, Cl. A4	5.81	5/15/46	1,000,000	[a]	1,104,671
GS Mortgage Securities II,
Ser. 2005-GG4, Cl. A3	4.61	7/10/39	400,454		400,343
GS Mortgage Securities II,
Ser. 2007-GG10, Cl. A4	5.79	8/10/45	1,000,000	[a,b]	1,114,880
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2004-CB8, Cl. A4	4.40	1/12/39	1,000,000		1,049,055
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2004-LN2, Cl. A2	5.12	7/15/41	150,000		160,474
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2007-LDPX, Cl. A3	5.42	1/15/49	1,200,000		1,343,029
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2007-CB18, Cl. A4	5.44	6/12/47	350,000		394,157
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2006-LDP8, Cl. A3B	5.45	5/15/45	225,000		235,369
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2006-CB14, Cl. A4	5.48	12/12/44	500,000	[a]	554,606
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2007-CB20, Cl. A4	5.79	2/12/51	1,000,000	[a]	1,155,565
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2005-LDP3, Cl. A4A	4.94	8/15/42	600,000	[a]	663,559
LB-UBS Commercial Mortgage Trust,
Ser. 2003-C3, Cl. A4	4.17	5/15/32	475,000		487,407
LB-UBS Commercial Mortgage Trust,
Ser. 2004-C7, Cl. A6	4.79	10/15/29	4,028,000	[a]	4,330,958
LB-UBS Commercial Mortgage Trust,
Ser. 2005-C3, Cl. AJ	4.84	7/15/40	500,000		497,125
LB-UBS Commercial Mortgage Trust,
Ser. 2004-C6, Cl. A6	5.02	8/15/29	275,000	[a]	294,884

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Commercial Mortgage
Pass-Through Ctfs. (continued)
LB-UBS Commercial
Mortgage Trust,
Ser. 2007-C2, Cl. A3	5.43	2/15/40	1,200,000		1,330,391
Merrill Lynch Mortgage Trust,
Ser. 2005-CKI1, Cl. A6	5.22	11/12/37	375,000	[a]	420,341
Merrill Lynch Mortgage Trust,
Ser. 2003-KEY1, Cl. A4	5.24	11/12/35	500,000	[a]	526,614
Merrill Lynch Mortgage Trust,
Ser. 2007-C1, Cl. A4	5.85	6/12/50	1,000,000	[a]	1,120,123
Merrill Lynch/Countrywide
Commercial Mortgage,
Ser. 2007-7, Cl. ASB	5.75	6/12/50	692,000	[a]	725,900
Merrill Lynch/Countrywide
Commercial Mortgage,
Ser. 2007-7, Cl. A4	5.75	6/12/50	1,200,000	[a]	1,302,238
Morgan Stanley Capital I,
Ser. 2004-T13, Cl. A4	4.66	9/13/45	1,000,000		1,049,442
Morgan Stanley Capital I,
Ser. 2004-T15, Cl. A4	5.27	6/13/41	3,160,000	[a]	3,392,619
Morgan Stanley Capital I,
Ser. 2007-IQ14, Cl. A4	5.69	4/15/49	1,300,000	[a]	1,430,616
Morgan Stanley Capital I,
Ser. 2006-HQ9, Cl. A4	5.73	7/12/44	500,000	[a]	571,722
Morgan Stanley
Dean Witter Capital I,
Ser. 2003-HQ2, Cl. A2	4.92	3/12/35	500,000		511,188
Wachovia Bank Commercial Mortgage
Trust, Ser. 2005-C20, Cl. A7	5.12	7/15/42	800,000	[a]	886,781
Wachovia Bank Commercial Mortgage
Trust, Ser. 2004-C11, Cl. A5	5.22	1/15/41	800,000	[a]	858,757
Wachovia Bank Commercial Mortgage
Trust, Ser. 2007-C31, Cl. A4	5.51	4/15/47	2,500,000		2,736,096
Wachovia Bank Commercial Mortgage
Trust, Ser. 2006-C28, Cl. A3	5.68	10/15/48	150,000		162,144
Wachovia Bank Commercial Mortgage
Trust, Ser. 2006-C27, Cl. A3	5.77	7/15/45	1,150,000	[a]	1,306,406
					50,373,594

The Fund	15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Consumer Products—.1%
Avon Products,
Sr. Unscd. Notes	4.20	7/15/18	250,000	251,534
Procter & Gamble,
Sr. Unscd. Notes	4.95	8/15/14	2,625,000	2,895,110
Procter & Gamble,
Sr. Unscd. Notes	5.55	3/5/37	300,000	388,255
				3,534,899
Diversified Financial Services—1.5%
American Express,
Sr. Unscd. Notes	6.15	8/28/17	700,000	830,482
American Express,
Sr. Unscd. Notes	8.15	3/19/38	1,100,000	1,686,247
Bear Stearns,
Sr. Unscd. Notes	5.30	10/30/15	100,000	109,823
Bear Stearns,
Sub. Notes	5.55	1/22/17	500,000	554,857
Bear Stearns,
Sr. Unscd. Notes	6.40	10/2/17	540,000	630,924
Bear Stearns,
Sr. Unscd. Notes	7.25	2/1/18	270,000	328,847
Blackrock,
Sr. Unscd. Notes, Ser. 2	5.00	12/10/19	500,000	578,179
Capital One Bank,
Sr. Unscd. Notes	5.13	2/15/14	200,000	211,661
Caterpillar Financial Services,
Sr. Unscd. Notes	6.13	2/17/14	2,600,000	2,855,830
Credit Suisse USA,
Bank Gtd. Notes	5.38	3/2/16	200,000	223,386
Credit Suisse USA,
Bank Gtd. Notes	5.50	8/15/13	1,000,000	1,050,275
General Electric Capital,
Notes	5.63	9/15/17	1,000,000	1,150,254
General Electric Capital,
Sr. Unscd. Notes	5.00	1/8/16	375,000	418,591
General Electric Capital,
Sr. Unscd. Notes, Ser. A	5.45	1/15/13	650,000	672,412
General Electric Capital,
Sr. Unscd. Notes	5.63	5/1/18	1,335,000	1,549,298

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Diversified Financial
Services (continued)
General Electric Capital,
Sr. Unscd. Notes	5.88	1/14/38	2,000,000		2,243,944
General Electric Capital,
Sr. Unscd. Notes	6.15	8/7/37	850,000		988,728
General Electric Capital,
Sr. Unscd. Notes, Ser. A	6.75	3/15/32	1,000,000		1,222,442
Goldman Sachs Capital I,
Gtd. Cap. Secs	6.35	2/15/34	350,000		327,330
HSBC Finance,
Sr. Unscd. Notes	4.75	7/15/13	700,000		723,650
HSBC Finance,
Sr. Unscd. Notes	5.50	1/19/16	2,625,000		2,851,222
Jefferies Group,
Sr. Unscd. Debs	6.25	1/15/36	200,000		176,500
Jefferies Group,
Sr. Unscd. Debs	6.45	6/8/27	35,000		33,600
John Deere Capital,
Sr. Unscd. Notes	3.15	10/15/21	1,900,000		1,977,324
Merrill Lynch & Co.,
Sr. Unscd. Notes	5.45	7/15/14	565,000		591,316
Merrill Lynch & Co.,
Sr. Unscd. Notes	6.05	8/15/12	1,235,000	[b]	1,252,985
Merrill Lynch & Co.,
Sr. Unscd. Notes	6.40	8/28/17	1,665,000		1,801,925
Merrill Lynch & Co.,
Sr. Unscd. Notes	6.88	4/25/18	2,640,000		2,945,503
Merrill Lynch & Co.,
Sr. Unscd. Notes	6.88	11/15/18	150,000		166,513
Merrill Lynch & Co.,
Sub. Notes	6.05	5/16/16	575,000		596,255
National Rural Utilities
Cooperative Finance, Coll.
Trust Bonds	5.45	2/1/18	1,100,000		1,299,310
Nomura Holdings,
Sr. Unscd. Notes	6.70	3/4/20	1,600,000		1,753,789
SLM,
Sr. Unscd. Notes, Ser. A	5.00	10/1/13	100,000		102,750

The Fund	17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Diversified Financial
Services (continued)
SLM,
Sr. Unscd. Notes, Ser. A	5.00	4/15/15	450,000	456,807
SLM,
Sr. Unscd. Notes	8.00	3/25/20	760,000	811,300
				35,174,259
Diversified Metals & Mining—.6%
Alcoa,
Sr. Unscd. Notes	5.72	2/23/19	612,000	663,137
Arcelormittal,
Sr. Unscd. Bonds	9.85	6/1/19	1,200,000	1,452,365
Arcelormittal,
Sr. Unscd. Notes	7.00	10/15/39	600,000	586,813
Barrick PD Australia Finance,
Gtd. Notes	5.95	10/15/39	1,300,000	1,465,582
BHP Billiton Finance USA,
Gtd. Notes	6.50	4/1/19	1,700,000	2,155,027
BHP-Billiton Finance USA,
Gtd. Notes	4.80	4/15/13	1,175,000	1,223,873
Newmont Mining,
Gtd. Notes	6.25	10/1/39	1,000,000	1,155,012
Rio Tinto Alcan,
Sr. Unscd. Debs	7.25	3/15/31	350,000	466,966
Rio Tinto Finance USA,
Gtd. Notes	6.50	7/15/18	1,820,000	2,254,985
Teck Resources,
Gtd. Notes	6.25	7/15/41	1,300,000	1,446,082
Vale Canada,
Sr. Unscd. Bonds	7.20	9/15/32	100,000	114,840
Vale Overseas,
Gtd. Notes	6.25	1/23/17	510,000	590,066
Vale Overseas,
Gtd. Notes	6.88	11/21/36	900,000	1,075,687
Xstrata Canada,
Gtd. Notes	5.50	6/15/17	165,000	184,542
				14,834,977

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Electric Utilities—1.7%
AEP Texas Central Transition
Funding, Sr. Scd. Bonds, Ser. A-4	5.17	1/1/20	250,000	291,759
Cleveland Electric Illuminating,
Sr. Unscd. Notes	5.70	4/1/17	150,000	168,100
Commonwealth Edison,
First Mortgage Bonds	5.90	3/15/36	971,000	1,220,951
Consolidated Edison of New York,
Sr. Unscd. Debs., Ser. 05-A	5.30	3/1/35	175,000	204,097
Consolidated Edison of New York,
Sr. Unscd. Debs., Ser. 08-A	5.85	4/1/18	600,000	734,315
Consolidated Edison of New York,
Sr. Unscd. Debs., Ser. 06-B	6.20	6/15/36	200,000	261,584
Constellation Energy Group,
Gtd. Notes	7.60	4/1/32	250,000	330,061
Consumers Energy,
First Mortgage Bonds, Ser. P	5.50	8/15/16	200,000	230,940
Dominion Resources,
Sr. Unscd. Notes, Ser. C	5.15	7/15/15	2,075,000	2,331,306
Dominion Resources,
Sr. Unscd. Notes, Ser. E	6.30	3/15/33	100,000	125,224
Duke Energy Carolinas,
First Mortgage Bonds	5.30	2/15/40	1,700,000	2,063,994
Duke Energy Ohio,
Sr. Unscd. Bonds	5.70	9/15/12	185,000	188,531
Exelon,
Sr. Unscd. Notes	4.90	6/15/15	2,500,000	2,737,565
FirstEnergy,
Sr. Unscd. Notes, Ser. C	7.38	11/15/31	555,000	699,258
Florida Power & Light,
First Mortgage Bonds	5.63	4/1/34	1,100,000	1,352,959
Florida Power & Light,
First Mortgage Bonds	5.65	2/1/35	25,000	30,720
Florida Power,
First Mortgage Bonds	6.40	6/15/38	1,000,000	1,353,897
Hydro-Quebec,
Gov’t Gtd. Debs., Ser. HH	8.50	12/1/29	1,200,000	1,930,970

The Fund	19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Electric Utilities (continued)
Hydro-Quebec,
Gov’t Gtd. Debs., Ser. HK	9.38	4/15/30	20,000	33,731
Indiana Michigan Power,
Sr. Unscd. Notes	6.05	3/15/37	800,000	933,402
MidAmerican Energy Holdings,
Sr. Unscd. Notes	5.88	10/1/12	950,000	970,681
MidAmerican Energy Holdings,
Sr. Unscd. Bonds	6.13	4/1/36	1,250,000	1,527,975
Nevada Power,
Mortgage Notes	7.13	3/15/19	2,300,000	2,952,197
NiSource Finance,
Gtd. Notes	5.40	7/15/14	150,000	162,825
NiSource Finance,
Gtd. Notes	6.40	3/15/18	1,700,000	2,006,133
Ohio Power,
Sr. Unscd. Notes, Ser. F	5.50	2/15/13	1,500,000	1,554,235
Oncor Electric Delivery,
Sr. Scd. Debs	7.00	9/1/22	170,000	208,100
Oncor Electric Delivery,
Sr. Scd. Notes	7.00	5/1/32	250,000	293,992
Pacific Gas & Electric,
Sr. Unscd. Bonds	4.80	3/1/14	100,000	107,267
Pacific Gas & Electric,
Sr. Unscd. Bonds	6.05	3/1/34	465,000	574,602
Pacific Gas & Electric,
Sr. Unscd. Notes	6.25	3/1/39	750,000	962,400
Pacificorp,
First Mortgage Bonds	5.75	4/1/37	1,035,000	1,275,042
Progress Energy,
Sr. Unscd. Notes	7.75	3/1/31	480,000	667,981
Public Service Colorado,
First Mortgage Bonds	3.20	11/15/20	1,500,000	1,589,709
Public Service Electric & Gas,
Scd. Notes, Ser. D	5.25	7/1/35	230,000	273,763
South Carolina Electric & Gas,
First Mortgage Bonds	6.63	2/1/32	200,000	260,363
Southern California Edison,
First Mortgage Bonds	5.50	3/15/40	1,000,000	1,238,135
Southern California Edison,
First Mortgage Notes, Ser. 08-A	5.95	2/1/38	70,000	90,816

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Electric Utilities (continued)
Southern California Edison,
Sr. Unscd. Notes	6.65	4/1/29	450,000	597,897
Southern Power,
Sr. Unscd. Notes, Ser. D	4.88	7/15/15	2,000,000	2,209,888
SouthWestern Electric Power,
Sr. Unscd. Notes, Ser. F	5.88	3/1/18	150,000	174,321
Union Electric,
Sr. Scd. Notes	6.40	6/15/17	1,500,000	1,816,512
Virginia Electric & Power,
Sr. Unscd. Notes, Ser. A	5.40	1/15/16	500,000	577,026
Virginia Electric & Power,
Sr. Unscd. Notes	8.88	11/15/38	850,000	1,397,193
				40,712,417
Food & Beverages—1.0%
Anheuser-Busch Cos.,
Gtd. Bonds	5.00	1/15/15	1,000,000	1,103,371
Anheuser-Busch Cos.,
Gtd. Notes	5.50	1/15/18	145,000	172,758
Anheuser-Busch
Inbev Worldwide
Gtd. Notes	5.38	1/15/20	2,500,000	3,000,497
Bottling Group,
Gtd. Notes	4.63	11/15/12	350,000	357,765
Coca-Cola,
Sr. Unscd. Notes	3.30	9/1/21	2,000,000	2,128,910
ConAgra Foods,
Sr. Unscd. Notes	7.00	10/1/28	350,000	426,219
Diageo Capital,
Gtd. Notes	5.75	10/23/17	720,000	872,760
Diageo Finance,
Gtd. Notes	5.30	10/28/15	125,000	142,709
Dr. Pepper
Snapple Group,
Gtd. Notes	6.82	5/1/18	1,700,000	2,129,491
General Mills,
Sr. Unscd. Notes	5.70	2/15/17	1,300,000	1,548,694
H.J. Heinz,
Sr. Unscd. Debs	6.38	7/15/28	100,000	120,956
Hershey,
Sr. Unscd. Debs	8.80	2/15/21	30,000	42,858

The Fund	21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Food & Beverages (continued)
Kellogg,
Sr. Unscd. Debs., Ser. B	7.45	4/1/31	340,000	457,108
Kraft Foods,
Sr. Unscd. Notes	6.13	2/1/18	2,975,000	3,586,428
Kraft Foods,
Sr. Unscd. Notes	6.50	2/9/40	365,000	460,659
Kroger,
Gtd. Notes	7.50	4/1/31	800,000	1,021,574
Nabisco,
Sr. Unscd. Debs	7.55	6/15/15	640,000	760,626
Pepsi Bottling Group,
Gtd. Notes, Ser. B	7.00	3/1/29	800,000	1,102,163
Pepsico,
Sr. Unscd. Notes	7.90	11/1/18	1,000,000	1,358,676
Safeway,
Sr. Unscd. Notes	5.80	8/15/12	210,000	212,743
SYSCO,
Gtd. Notes	5.38	9/21/35	350,000	430,921
Unilever Capital,
Gtd. Notes	5.90	11/15/32	1,000,000	1,320,687
				22,758,573
Foreign/Governmental—4.4%
Asian Development Bank,
Sr. Unscd. Notes	1.88	10/23/18	1,750,000	1,806,315
Asian Development Bank,
Sr. Unscd. Notes	2.75	5/21/14	3,500,000	3,668,493
Asian Development Bank,
Sr. Unscd. Notes	4.50	9/4/12	1,750,000	1,774,651
Brazilian Government,
Sr. Unscd. Bonds	5.63	1/7/41	650,000	776,750
Brazilian Government,
Sr. Unscd. Bonds	6.00	1/17/17	2,270,000	2,705,840
Brazilian Government,
Sr. Unscd. Bonds	7.13	1/20/37	575,000	812,188
Brazilian Government,
Unscd. Bonds	8.25	1/20/34	1,000,000	1,550,000
Brazilian Government,
Unscd. Bonds	10.13	5/15/27	500,000	845,500
Chilean Government,
Sr. Unscd. Bonds	5.50	1/15/13	625,000	645,975

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Foreign/Governmental (continued)
Colombia Government,
Sr. Unscd. Notes	7.38	3/18/19	2,000,000		2,605,000
European Investment Bank,
Sr. Unscd. Bonds	4.63	10/20/15	350,000		392,051
European Investment Bank,
Sr. Unscd. Bonds	5.13	5/30/17	3,700,000	[b]	4,327,265
European Investment Bank,
Sr. Unscd. Notes	1.13	8/15/14	7,800,000		7,879,537
European Investment Bank,
Sr. Unscd. Notes	2.88	9/15/20	2,000,000		2,069,756
European Investment Bank,
Sr. Unscd. Notes	3.25	5/15/13	2,600,000		2,674,526
European Investment Bank,
Sr. Unscd. Notes	4.63	5/15/14	500,000		538,527
Finland Government,
Sr. Unscd. Bonds	6.95	2/15/26	25,000		35,073
Inter-American Development Bank,
Notes	4.25	9/10/18	540,000	[b]	633,527
Inter-American Development Bank,
Sr. Unsub. Notes	3.88	9/17/19	2,000,000		2,312,648
Inter-American Development Bank,
Sr. Unscd. Notes	4.38	9/20/12	1,530,000		1,552,922
Inter-American Development Bank,
Sr. Unscd. Notes	5.13	9/13/16	150,000		177,132
International Bank for
Reconstruction and
Development, Sr. Unscd. Notes	2.13	3/15/16	2,400,000		2,537,527
International Bank for
Reconstruction and
Development,
Sr. Unscd. Notes	5.00	4/1/16	700,000		812,081
International Bank for
Reconstruction and
Development, Unsub. Bonds	7.63	1/19/23	700,000		1,023,197
International Finance,
Sr. Unscd. Notes	2.13	11/17/17	2,100,000		2,210,025
Italian Government,
Sr. Unscd. Notes	4.50	1/21/15	50,000		50,708
Italian Government,
Sr. Unscd. Notes	5.25	9/20/16	155,000		157,224

The Fund	23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Foreign/Governmental (continued)
Italian Government,
Sr. Unscd. Notes	5.38	6/12/17	1,450,000		1,465,698
Italian Government,
Sr. Unscd. Notes	5.38	6/15/33	550,000		495,634
Italian Government,
Sr. Unscd. Notes	6.88	9/27/23	610,000		626,836
Japan Finance,
Govt. Gtd. Notes	2.50	5/18/16	4,800,000		5,038,459
KFW,
Gov’t Gtd. Bonds	4.00	10/15/13	1,400,000		1,471,782
KFW,
Gov’t Gtd. Bonds	4.00	1/27/20	2,500,000		2,846,223
KFW,
Gov’t Gtd. Bonds	4.13	10/15/14	1,200,000		1,301,419
KFW,
Gov’t Gtd. Bonds	4.50	7/16/18	3,600,000		4,203,716
KFW,
Gov’t Gtd. Notes	4.88	1/17/17	1,240,000		1,445,525
KFW,
Gov’t Gtd. Bonds	5.13	3/14/16	625,000		722,584
Mexican Government,
Sr. Unscd. Notes	5.63	1/15/17	4,000,000		4,690,000
Mexican Government,
Sr. Unscd. Notes	5.95	3/19/19	1,200,000		1,468,200
Mexican Government,
Sr. Unscd. Notes, Ser. A	6.75	9/27/34	1,340,000		1,792,250
Panama Government,
Sr. Unscd. Bonds	6.70	1/26/36	700,000		942,200
Peruvian Government,
Sr. Unscd. Bonds	6.55	3/14/37	870,000		1,147,095
Polish Government,
Sr. Unscd. Notes	5.25	1/15/14	250,000		265,000
Polish Government,
Sr. Unscd. Notes	6.38	7/15/19	1,450,000		1,709,187
Province of British Columbia
Canada, Sr. Unscd. Bonds,
Ser. USD2	6.50	1/15/26	925,000		1,310,988
Province of Manitoba Canada,
Sr. Unscd. Debs	2.13	4/22/13	8,000,000	[b]	8,140,520

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Foreign/Governmental (continued)
Province of Manitoba Canada,
Debs., Ser. CB	8.80	1/15/20	10,000		14,518
Province of Manitoba Canada,
Debs	8.88	9/15/21	450,000	[b]	679,070
Province of Ontario Canada,
Sr. Unscd. Bonds	4.00	10/7/19	2,300,000		2,578,222
Province of Ontario Canada,
Sr. Unscd. Bonds	4.10	6/16/14	3,000,000		3,220,086
Province of Ontario Canada,
Sr. Unscd. Notes	4.95	11/28/16	1,000,000	[b]	1,158,974
Province of Quebec Canada,
Bonds	5.13	11/14/16	3,725,000		4,353,679
Province of Quebec Canada,
Debs., Ser. NJ	7.50	7/15/23	200,000		283,323
Province of Quebec Canada,
Unscd. Debs., Ser. PD	7.50	9/15/29	250,000		377,600
Province of Quebec Canada,
Unscd. Notes	4.60	5/26/15	700,000		781,738
Province of Saskatchewan Canada,
Debs	7.38	7/15/13	500,000		538,595
Republic of Korea,
Sr. Unscd. Notes	4.88	9/22/14	200,000		214,975
Republic of Korea,
Sr. Unscd. Notes	7.13	4/16/19	1,000,000	[b]	1,259,615
South African Government,
Sr. Unscd. Notes	6.50	6/2/14	170,000		188,275
South African Government,
Sr. Unscd. Notes	6.88	5/27/19	2,100,000		2,580,375
					105,886,799
Health Care—1.7%
Abbott Laboratories,
Sr. Unscd. Notes	5.13	4/1/19	1,500,000		1,791,519
Abbott Laboratories,
Sr. Unscd. Notes	5.88	5/15/16	170,000		201,008
Aetna,
Sr. Unscd. Notes	6.63	6/15/36	300,000		384,625
Amgen,
Sr. Unscd. Notes	5.15	11/15/41	1,600,000		1,673,869

The Fund	25

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Health Care (continued)
Amgen,
Sr. Unscd. Notes	5.85	6/1/17	400,000		474,510
Astrazeneca,
Sr. Unscd. Notes	6.45	9/15/37	520,000		686,347
Baxter International,
Sr. Unsub. Notes	6.25	12/1/37	700,000		935,157
Becton Dickinson,
Sr. Unscd. Notes	3.13	11/8/21	1,900,000		1,973,826
Bristol-Myers Squibb,
Sr. Unscd. Notes	5.88	11/15/36	425,000		536,854
Cigna,
Sr. Unscd. Notes	4.50	3/15/21	1,900,000		2,043,691
Covidien International Finance,
Gtd. Notes	6.00	10/15/17	590,000		710,736
Eli Lilly & Co.,
Sr. Unscd. Notes	5.55	3/15/37	750,000		919,325
Eli Lilly & Co.,
Sr. Unscd. Notes	7.13	6/1/25	200,000		275,041
Express Scripts,
Gtd. Notes	3.13	5/15/16	2,400,000		2,505,442
GlaxoSmithKline Capital,
Gtd. Notes	4.38	4/15/14	3,200,000		3,435,322
GlaxoSmithKline Capital,
Gtd. Bonds	5.65	5/15/18	740,000		899,074
Johnson & Johnson,
Sr. Unscd. Notes	5.95	8/15/37	470,000		625,444
Johnson & Johnson,
Unscd. Debs	4.95	5/15/33	170,000		198,300
Medco Health Solutions,
Sr. Unscd. Notes	7.13	3/15/18	1,500,000		1,854,527
Merck & Co.,
Gtd. Notes	6.75	12/1/33	680,000	[a]	940,736
Merck & Co.,
Sr. Unscd. Notes	5.55	12/1/13	1,000,000	[a]	1,077,202
Merck & Co.,
Sr. Unscd. Debs	6.40	3/1/28	150,000		201,112

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Health Care (continued)
Novartis Securities Investment,
Gtd. Notes	5.13	2/10/19	1,400,000	1,668,820
Pfizer,
Sr. Unscd. Notes	6.20	3/15/19	2,400,000	3,027,847
Quest Diagnostic,
Gtd. Notes	3.20	4/1/16	2,500,000	2,640,708
Quest Diagnostic,
Gtd. Notes	5.45	11/1/15	500,000	561,848
Quest Diagnostic,
Gtd. Notes	6.95	7/1/37	50,000	62,576
Sanofi,
Sr. Unscd. Notes	4.00	3/29/21	1,400,000	1,556,071
Teva Pharmaceutical Finance,
Gtd. Notes	3.00	6/15/15	3,400,000	3,580,003
Teva Pharmaceutical Finance,
Gtd. Notes	6.15	2/1/36	85,000	104,840
UnitedHealth Group,
Sr. Unscd. Notes	5.00	8/15/14	300,000	327,933
UnitedHealth Group,
Sr. Unscd. Notes	6.88	2/15/38	810,000	1,088,922
WellPoint,
Sr. Unscd. Notes	5.00	12/15/14	1,000,000	1,096,581
WellPoint,
Sr. Unscd. Notes	5.25	1/15/16	375,000	422,735
WellPoint,
Sr. Unscd. Notes	5.88	6/15/17	65,000	76,546
WellPoint,
Sr. Unscd. Notes	6.80	8/1/12	300,000	304,604
Wyeth,
Gtd. Notes	5.50	2/1/14	150,000	163,001
Wyeth,
Gtd. Notes	5.95	4/1/37	200,000	257,623
Wyeth,
Gtd. Notes	6.50	2/1/34	200,000	270,589
				41,554,914

The Fund	27

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Hotels & Motels—.1%
Wyndham Worldwide,
Sr. Unscd. Notes	4.25	3/1/22	1,400,000	1,410,968
Industrial—.2%
Continental Airlines,
Pass-Through Certificates,
Ser. 974A	6.90	7/2/19	147,838	158,556
Koninklijke Philips Electronics,
Sr. Unscd. Notes	5.75	3/11/18	2,000,000	2,359,592
Republic Services,
Gtd. Notes	6.20	3/1/40	750,000	912,365
Waste Management,
Gtd. Notes	6.38	3/11/15	1,600,000	1,828,173
Waste Management,
Gtd. Notes	7.00	7/15/28	150,000	196,189
				5,454,875
Machinery—.1%
Caterpillar,
Sr. Unscd. Debs	6.05	8/15/36	375,000	487,860
Caterpillar,
Sr. Unscd. Debs	7.30	5/1/31	125,000	176,518
Deere & Co.,
Sr. Unscd. Notes	6.95	4/25/14	775,000	872,645
				1,537,023
Manufacturing—.4%
3M,
Sr. Unscd. Notes	5.70	3/15/37	750,000	990,397
General Electric,
Sr. Unscd. Notes	5.00	2/1/13	500,000	516,629
General Electric,
Sr. Unscd. Notes	5.25	12/6/17	1,000,000	1,168,457
Honeywell International,
Sr. Unscd. Notes	3.88	2/15/14	2,656,000	2,813,124
Honeywell International,
Sr. Unscd. Notes	4.25	3/1/13	1,300,000	1,342,009
Tyco International Finance,
Gtd. Notes	6.88	1/15/21	1,235,000	1,566,457
				8,397,073

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Media—.9%
CBS,
Gtd. Debs	7.88	7/30/30	80,000		105,760
CBS,
Gtd. Notes	5.50	5/15/33	250,000		268,386
Comcast,
Gtd. Notes	6.45	3/15/37	1,900,000		2,319,281
Comcast Cable
Communications Holdings,
Gtd. Notes	9.46	11/15/22	304,000		444,741
COX Communications,
Sr. Unscd. Bonds	5.50	10/1/15	450,000		510,709
COX Communications,
Unscd. Notes	7.13	10/1/12	275,000		282,418
DirecTV Holdings,
Gtd. Notes	6.00	8/15/40	800,000		858,898
DirecTV Holdings Finance,
Sr. Unscd. Notes	5.15	3/15/42	1,000,000	[c]	980,192
Discovery Communications,
Gtd. Notes	6.35	6/1/40	700,000		847,297
NBCUniversal Media,
Sr. Unscd. Notes	5.15	4/30/20	1,500,000		1,728,803
News America,
Gtd. Notes	6.20	12/15/34	250,000		281,781
News America,
Gtd. Notes	6.40	12/15/35	1,000,000		1,148,020
News America,
Gtd. Notes	6.65	11/15/37	360,000		420,058
News America,
Gtd. Debs	7.75	12/1/45	100,000		119,433
News America,
Gtd. Debs	8.25	8/10/18	150,000		190,598
Thomson Reuters,
Gtd. Notes	6.50	7/15/18	800,000		989,120
Time Warner,
Gtd. Notes	7.63	4/15/31	1,100,000		1,429,438
Time Warner,
Sr. Unscd. Note	4.75	3/29/21	1,500,000		1,676,423

The Fund	29

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Media (continued)
Time Warner Cable,
Gtd. Debs	6.55	5/1/37	350,000		408,920
Time Warner Cable,
Gtd. Debs	7.30	7/1/38	495,000		631,364
Time Warner Cable,
Gtd. Notes	8.25	4/1/19	3,000,000		3,913,020
Time Warner Cos.,
Gtd. Debs	6.95	1/15/28	325,000		398,806
Viacom,
Sr. Unscd. Notes	5.63	9/15/19	1,500,000		1,768,226
Viacom,
Sr. Unscd. Notes	6.88	4/30/36	235,000		301,486
Walt Disney,
Sr. Unscd. Debs	7.55	7/15/93	100,000		131,911
Walt Disney,
Sr. Unscd. Notes, Ser. B	7.00	3/1/32	150,000	[b]	210,829
					22,365,918
Municipal Bonds—.6%
Bay Area Toll Authority,
San Francisco Bay Area
Toll Bridge Revenue
(Build America Bonds)	6.26	4/1/49	1,000,000		1,332,630
Bay Area Toll Authority,
San Francisco Bay Area
Subordinate Toll Bridge
Revenue (Build America Bonds)	6.79	4/1/30	695,000		859,048
California,
GO (Various Purpose)	7.50	4/1/34	1,000,000		1,281,550
California,
GO (Various Purpose)	7.55	4/1/39	1,600,000		2,096,144
Illinois,
GO (Pension Funding Series)	5.10	6/1/33	3,630,000		3,372,597
Los Angeles Unified School District,
GO (Build America Bonds)	5.75	7/1/34	1,600,000		1,871,552
Metropolitan Transportation
Authority, Dedicated Tax
Funds Bonds	7.34	11/15/39	650,000		932,529
New Jersey Turnpike Authority,
Turnpike Revenue (Build
America Bonds)	7.41	1/1/40	780,000		1,120,158

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Municipal Bonds (continued)
Port Authority of New York and
New Jersey (Consolidated
Bonds, 164th Series)	5.65	11/1/40	1,530,000	1,854,391
				14,720,599
Oil & Gas—2.1%
Anadarko Petroleum,
Sr. Unscd. Notes	5.95	9/15/16	350,000	405,046
Anadarko Petroleum,
Sr. Unscd. Notes	6.45	9/15/36	150,000	178,432
Apache,
Sr. Unscd. Notes	6.00	1/15/37	380,000	468,092
Baker Hughes,
Sr. Unscd. Notes	5.13	9/15/40	1,000,000	1,167,910
BP Capital Markets,
Gtd. Notes	5.25	11/7/13	2,500,000	2,661,345
Canadian Natural Resources,
Sr. Unscd. Notes	4.90	12/1/14	350,000	385,526
Canadian Natural Resources,
Sr. Unscd. Notes	6.25	3/15/38	1,180,000	1,478,074
ConocoPhillips,
Gtd. Notes	5.90	10/15/32	500,000	628,267
ConocoPhillips,
Gtd. Notes	6.50	2/1/39	1,000,000	1,356,614
ConocoPhillips Holding,
Sr. Unscd. Notes	6.95	4/15/29	125,000	170,560
Devon Financing,
Gtd. Debs	7.88	9/30/31	275,000	391,389
EnCana,
Sr. Unscd. Bonds	7.20	11/1/31	625,000	719,649
Energy Transfer Partners,
Sr. Unscd. Bonds	7.50	7/1/38	1,055,000	1,208,101
Enterprise Products Operating,
Gtd. Notes, Ser. G	5.60	10/15/14	995,000	1,099,438
Enterprise Products Operating,
Gtd. Bonds, Ser. L	6.30	9/15/17	1,925,000	2,307,721
Halliburton,
Sr. Unscd. Notes	6.15	9/15/19	1,200,000	1,480,256
Hess,
Sr. Unscd. Bonds	7.88	10/1/29	175,000	235,649

The Fund	31

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Oil & Gas (continued)
Hess,
Sr. Unscd. Notes	8.13	2/15/19	1,200,000	1,561,979
Kerr-McGee,
Gtd. Notes	6.95	7/1/24	600,000	748,661
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	6.95	1/15/38	1,075,000	1,272,341
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	7.40	3/15/31	350,000	412,611
Marathon Oil,
Sr. Unscd. Notes	6.60	10/1/37	350,000	437,466
Mobil,
Sr. Unscd. Bonds	8.63	8/15/21	15,000	22,191
Nabors Industries,
Gtd. Notes	9.25	1/15/19	1,250,000	1,631,380
Nexen,
Sr. Unscd. Notes	5.88	3/10/35	125,000	131,314
Nexen,
Sr. Unscd. Notes	7.50	7/30/39	1,000,000	1,228,994
Occidental Petroleum,
Sr. Unscd. Notes, Ser. 1	4.10	2/1/21	1,700,000	1,885,613
ONEOK Partners,
Gtd. Notes	6.15	10/1/16	545,000	630,393
ONEOK Partners,
Gtd. Notes	6.85	10/15/37	60,000	72,680
ONEOK,
Sr. Unscd. Notes	5.20	6/15/15	200,000	219,858
Pemex Project Funding Master
Trust, Gtd. Bonds	6.63	6/15/35	1,760,000	2,081,200
Pemex Project Funding Master
Trust, Gtd. Notes	7.38	12/15/14	400,000	457,000
Petrobras International Finance,
Gtd. Notes	5.75	1/20/20	2,200,000	2,466,548
Petrobras International Finance,
Gtd. Notes	5.88	3/1/18	625,000	707,101
Petro-Canada,
Sr. Unscd. Notes	4.00	7/15/13	450,000	465,855
Plains All America Pipeline,
Gtd. Notes	6.13	1/15/17	525,000	613,036
Sempra Energy,
Sr. Unscd. Notes	6.00	10/15/39	1,100,000	1,367,836

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Oil & Gas (continued)
Shell International Finance,
Gtd. Notes	4.30	9/22/19	2,600,000	2,985,577
Shell International Finance,
Gtd. Notes	6.38	12/15/38	500,000	684,830
Southern California Gas,
First Mortgage Bonds,
Ser. HH	5.45	4/15/18	100,000	119,969
Spectra Energy Capital,
Gtd. Notes	8.00	10/1/19	225,000	290,072
Statoil,
Gtd. Notes	5.25	4/15/19	1,600,000	1,908,346
Suncor Energy,
Sr. Unscd. Notes	6.50	6/15/38	950,000	1,193,224
Talisman Energy,
Sr. Unscd. Notes	6.25	2/1/38	200,000	227,609
Tennessee Gas Pipeline,
Sr. Unscd. Debs	7.00	10/15/28	390,000	478,256
Tennessee Gas Pipeline,
Sr. Unscd Debs	7.63	4/1/37	70,000	88,057
TransCanada Pipelines,
Sr. Unscd. Notes	7.63	1/15/39	660,000	961,884
Trans-Canada Pipelines,
Sr. Unscd. Notes	5.85	3/15/36	200,000	245,485
Trans-Canada Pipelines,
Sr. Unscd. Notes	6.20	10/15/37	75,000	95,762
Transocean,
Gtd. Notes	7.50	4/15/31	875,000	1,020,819
Valero Energy,
Gtd. Notes	6.63	6/15/37	1,115,000	1,210,238
Valero Energy,
Gtd. Notes	7.50	4/15/32	170,000	198,678
Weatherford
International,
Gtd. Notes	6.75	9/15/40	1,000,000	1,118,676
Williams Partners,
Sr. Unscd. Notes	6.30	4/15/40	800,000	953,750
XTO Energy,
Sr. Unscd. Notes	6.75	8/1/37	625,000	947,713
				49,485,071

The Fund	33

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Paper & Forest Products—.1%
International Paper,
Sr. Unscd. Notes	7.95	6/15/18	1,600,000	2,006,339
Property & Casualty Insurance—1.0%
Aegon,
Sr. Unscd. Notes	4.75	6/1/13	375,000	388,179
Allstate,
Sr. Unscd. Debs	6.75	5/15/18	350,000	427,644
Allstate,
Sr. Unscd. Notes	5.00	8/15/14	125,000	135,644
Allstate,
Sr. Unscd. Notes	5.55	5/9/35	175,000	196,207
Allstate,
Sr. Unscd. Notes	7.45	5/16/19	1,850,000	2,370,029
American International Group,
Sr. Unscd. Notes	5.60	10/18/16	600,000	656,302
American International Group,
Sr. Unscd. Notes	5.85	1/16/18	1,000,000	1,102,487
American International Group,
Sr. Unscd. Notes	8.25	8/15/18	2,100,000	2,550,859
AXA,
Sub. Bonds	8.60	12/15/30	165,000	180,437
Berkshire Hathaway Finance,
Gtd. Notes	4.85	1/15/15	1,850,000	2,049,554
Chubb,
Sr. Unscd. Notes	6.00	5/11/37	540,000	676,574
CNA Financial,
Sr. Unscd. Notes	6.50	8/15/16	100,000	112,994
Hartford Financial Services Group,
Sr. Unscd. Notes	6.30	3/15/18	580,000	640,308
Lincoln National,
Sr. Unscd. Notes	6.15	4/7/36	950,000	1,020,464
Lion Connecticut Holdings,
Gtd. Debs	7.63	8/15/26	50,000	59,804
Marsh & McLennan Cos.,
Sr. Unscd. Notes	5.88	8/1/33	275,000	306,862
MetLife,
Sr. Unscd. Notes	5.00	11/24/13	225,000	239,181
MetLife,
Sr. Unscd. Notes	6.38	6/15/34	1,400,000	1,723,805

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Property & Casualty
Insurance (continued)
Principal Financial Group,
Gtd. Notes	6.05	10/15/36	225,000		254,533
Progressive,
Sr. Unscd. Notes	6.63	3/1/29	100,000		123,749
Prudential Financial,
Sr. Unscd. Notes, Ser. B	4.75	4/1/14	350,000		370,754
Prudential Financial,
Sr. Unscd. Notes, Ser. B	5.10	9/20/14	250,000		270,128
Prudential Financial,
Sr. Unscd. Notes, Ser. D	7.38	6/15/19	2,800,000		3,490,127
Swiss Re Solutions Holding,
Sr. Unscd. Notes	7.00	2/15/26	150,000		177,296
Travelers Cos.,
Sr. Unscd. Notes	5.50	12/1/15	960,000		1,096,043
Travelers Property & Casualty,
Gtd. Notes	5.00	3/15/13	250,000		258,811
Willis North America,
Gtd. Notes	6.20	3/28/17	335,000		378,051
XL Group,
Sr. Unscd. Notes	6.38	11/15/24	1,400,000		1,537,864
					22,794,690
Real Estate—.3%
Boston Properties,
Sr. Unscd. Bonds	5.63	11/15/20	1,400,000		1,614,465
Boston Properties,
Sr. Unscd. Notes	5.00	6/1/15	500,000		548,430
ERP Operating,
Sr. Unscd. Notes	5.20	4/1/13	600,000		620,517
ERP Operating,
Sr. Unscd. Notes	5.38	8/1/16	95,000		106,394
HCP,
Sr. Unscd. Notes	5.38	2/1/21	1,500,000		1,655,491
Prologis,
Gtd. Notes	6.88	3/15/20	1,400,000	[b]	1,636,326
Realty Income,
Sr. Unscd. Notes	5.95	9/15/16	100,000		112,264
Regency Centers,
Gtd. Notes	5.88	6/15/17	200,000		226,207

The Fund	35

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Real Estate (continued)
Simon Property Group,
Sr. Unscd. Notes	5.25	12/1/16	1,400,000	1,595,607
				8,115,701
Retail—.9%
Costco Wholesale,
Sr. Unscd. Notes	5.50	3/15/17	500,000	600,389
CVS Caremark,
Sr. Unscd. Notes	4.88	9/15/14	2,200,000	2,410,448
CVS Caremark,
Sr. Unscd. Notes	5.75	6/1/17	100,000	118,306
CVS Caremark,
Sr. Unscd. Notes	6.25	6/1/27	500,000	614,886
Home Depot,
Sr. Unscd. Notes	5.40	3/1/16	2,550,000	2,945,734
Home Depot,
Sr. Unscd. Notes	5.88	12/16/36	650,000	798,394
Lowe’s Cos.,
Sr. Unscd. Notes	6.65	9/15/37	850,000	1,096,469
Macy’s Retail Holdings,
Gtd. Notes	6.38	3/15/37	830,000	976,292
McDonald’s,
Sr. Unscd. Notes	5.35	3/1/18	1,050,000	1,263,959
Starbucks,
Sr. Unscd. Bonds	6.25	8/15/17	750,000	907,525
Target,
Sr. Unscd. Debs	7.00	7/15/31	125,000	169,118
Target,
Sr. Unscd. Notes	5.38	5/1/17	400,000	475,887
Target,
Sr. Unscd. Notes	7.00	1/15/38	680,000	932,936
Wal-Mart Stores,
Sr. Unscd. Notes	3.63	7/8/20	4,100,000	4,483,690
Wal-Mart Stores,
Sr. Unscd. Notes	5.25	9/1/35	600,000	691,711
Wal-Mart Stores,
Sr. Unscd. Notes	6.50	8/15/37	635,000	840,466
Xerox,
Sr. Unscd. Notes	6.75	2/1/17	750,000	877,594

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Retail (continued)
Yum! Brands,
Sr. Unscd. Notes	6.88	11/15/37	650,000		849,125
					21,052,929
Technology—.4%
Dell,
Sr. Unscd. Notes	6.50	4/15/38	1,000,000		1,202,791
Google,
Sr. Unscd. Notes	3.63	5/19/21	300,000		331,515
Hewlett Packard,
Sr. Unscd. Notes	5.50	3/1/18	560,000		639,918
Hewlett-Packard,
Sr. Unscd. Notes	6.00	9/15/41	750,000		832,006
HP Enterprise Services,
Sr. Unscd. Notes, Ser. B	6.50	8/1/13	125,000	[a]	132,648
Intel,
Sr. Unscd. Notes	3.30	10/1/21	2,100,000		2,223,789
International Business Machines,
Sr. Unscd. Debs	7.00	10/30/25	225,000		309,109
International
Business Machines,
Sr. Unscd. Debs., Ser. A	7.50	6/15/13	75,000		80,920
International Business Machines,
Sr. Unscd. Notes	5.60	11/30/39	605,000		761,763
International Business Machines,
Sr. Unscd. Notes	5.70	9/14/17	600,000		723,690
International
Business Machines,
Sr. Unscd. Notes	8.38	11/1/19	300,000		424,299
Microsoft,
Sr. Unscd. Debs	5.20	6/1/39	688,000		832,283
Oracle,
Sr. Unscd. Notes	5.00	7/8/19	1,200,000		1,427,276
Oracle,
Sr. Unscd. Notes	5.75	4/15/18	150,000		183,421
Oracle,
Sr. Unscd. Notes	6.50	4/15/38	500,000		665,834
					10,771,262

The Fund	37

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Telecommunications—1.3%
America Movil SAB de CV,
Gtd. Notes	6.38	3/1/35	100,000		122,234
AT&T,
Gtd. Notes	9.75	11/15/31	470,000	[a]	675,724
AT&T,
Sr. Unscd. Notes	5.10	9/15/14	250,000		274,734
AT&T,
Sr. Unscd. Notes	5.35	9/1/40	1,500,000		1,645,708
AT&T,
Sr. Unscd. Notes	6.30	1/15/38	1,500,000		1,803,925
BellSouth,
Sr. Unscd. Bonds	6.55	6/15/34	100,000		115,960
BellSouth Telecommunications,
Sr. Unscd. Debs	6.38	6/1/28	550,000		633,911
British Telecommunications,
Sr. Unscd. Notes	5.95	1/15/18	580,000		678,073
British Telecommunications,
Sr. Unscd. Notes	9.88	12/15/30	175,000	[a]	261,559
Cellco Partnership/Verizon
Wireless Capital,
Sr. Unscd. Notes	8.50	11/15/18	850,000		1,171,965
Cisco Systems
Sr. Unscd. Notes	5.50	1/15/40	1,700,000		2,045,792
Cisco Systems,
Sr. Unscd. Notes	5.50	2/22/16	500,000		583,418
Deutsche Telekom International
Finance, Gtd. Bonds	8.25	6/15/30	900,000	[a]	1,241,194
Embarq,
Sr. Unscd. Notes	8.00	6/1/36	1,250,000		1,258,006
France Telecom,
Sr. Unscd. Notes	8.75	3/1/31	945,000	[a]	1,294,815
GTE,
Gtd. Debs	6.94	4/15/28	100,000		125,795
KPN,
Sr. Unscd. Bonds	8.38	10/1/30	250,000		327,877
Motorola Solutions,
Sr. Unscd. Debs	7.50	5/15/25	1,450,000		1,767,457
New Cingular Wireless Services,
Sr. Unscd. Notes	8.75	3/1/31	720,000		1,074,066

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Telecommunications (continued)
Pacific-Bell Telephone,
Gtd. Bonds	7.13	3/15/26	310,000	412,717
Qwest,
Sr. Unscd. Debs	6.88	9/15/33	330,000	332,888
Rogers Communications,
Gtd. Notes	6.38	3/1/14	760,000	835,442
Telecom Italia Capital,
Gtd. Notes	4.95	9/30/14	3,000,000	3,045,000
Telecom Italia Capital,
Gtd. Notes	5.25	11/15/13	900,000	918,000
Telecom Italia Capital,
Gtd. Notes	5.25	10/1/15	100,000	102,000
Telecom Italia Capital,
Gtd. Notes	6.38	11/15/33	200,000	174,250
Telefonica Emisiones,
Gtd. Notes	7.05	6/20/36	1,145,000	1,059,193
Verizon Communications,
Sr. Unscd. Notes	3.50	11/1/21	1,900,000	1,992,410
Verizon Communications,
Sr. Unscd. Notes	5.50	2/15/18	1,500,000	1,777,584
Verizon Communications,
Sr. Unscd. Notes	5.85	9/15/35	560,000	664,586
Verizon Global Funding,
Sr. Unscd. Notes	7.75	12/1/30	690,000	955,835
Verizon New Jersery,
Sr. Unscd. Debs	8.00	6/1/22	25,000	32,812
Vodafone Group,
Sr. Unscd. Bonds	6.15	2/27/37	1,000,000	1,247,849
Vodafone Group,
Sr. Unscd. Notes	5.63	2/27/17	555,000	652,901
Vodafone Group,
Sr. Unscd. Notes	7.88	2/15/30	125,000	175,979
				31,481,659
Transportation—.3%
Burlington Northern Santa Fe,
Sr. Unscd. Debs	6.15	5/1/37	650,000	803,877
Burlington Northern Santa Fe,
Sr. Unscd. Debs	7.00	12/15/25	100,000	133,260

The Fund	39

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Transportation (continued)
Burlington Northern Santa Fe,
Sr. Unscd. Debs	7.95	8/15/30	100,000		138,285
Canadian National Railway,
Sr. Unscd. Notes	6.90	7/15/28	100,000		135,422
CSX,
Sr. Unscd. Notes	4.75	5/30/42	1,200,000		1,208,710
Federal Express,
Sr. Unscd. Notes	9.65	6/15/12	225,000		227,365
Norfolk Southern,
Sr. Unscd. Notes	5.59	5/17/25	10,000		12,068
Norfolk Southern,
Sr. Unscd. Notes	7.05	5/1/37	825,000		1,147,518
Norfolk Southern,
Sr. Unscd. Notes	7.80	5/15/27	250,000		355,139
Union Pacific,
Sr. Unscd. Debs	6.63	2/1/29	325,000		419,797
United Parcel Service,
Sr. Unscd. Notes	3.13	1/15/21	1,600,000		1,704,810
United Parcel Service,
Sr. Unscd. Notes	6.20	1/15/38	425,000		575,593
United Parcel Service of America,
Sr. Unscd. Debs	8.38	4/1/30	10,000	[a]	14,424
					6,876,268
U.S. Government Agencies—5.9%
Federal Farm Credit Banks,
Bonds	5.13	8/25/16	2,700,000		3,188,484
Federal Home Loan Banks,
Bonds	3.63	10/18/13	8,000,000		8,389,160
Federal Home Loan Banks,
Bonds, Ser. 421	3.88	6/14/13	2,500,000		2,601,388
Federal Home Loan Banks,
Bonds	4.75	12/16/16	1,000,000	[b]	1,175,457
Federal Home Loan Banks,
Bonds, Ser. 1	4.88	5/17/17	2,000,000	[b]	2,387,512
Federal Home Loan Banks,
Bonds	5.00	11/17/17	2,600,000		3,143,889
Federal Home Loan Banks,
Bonds	5.13	8/14/13	1,260,000	[b]	1,339,356
Federal Home Loan Banks,
Bonds, Ser. 656	5.38	5/18/16	320,000		379,665

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Government Agencies (continued)
Federal Home Loan Banks,
Bonds	5.50	8/13/14	300,000	[b]	335,454
Federal Home Loan Banks,
Bonds	5.50	7/15/36	480,000		625,840
Federal Home Loan Banks,
Bonds	5.63	6/11/21	1,200,000		1,545,517
Federal Home Loan Mortgage Corp.,
Notes	4.50	10/1/40	9,946,468	[d]	10,624,654
Federal Home Loan Mortgage Corp.,
Notes	1.38	2/25/14	9,000,000	[d]	9,176,067
Federal Home Loan Mortgage Corp.,
Notes	2.38	1/13/22	2,600,000	[d]	2,621,343
Federal Home Loan Mortgage Corp.,
Notes	2.50	4/23/14	4,800,000	[b,d]	5,010,629
Federal Home Loan Mortgage Corp.,
Notes	2.88	2/9/15	5,500,000	[d]	5,864,441
Federal Home Loan Mortgage Corp.,
Notes	3.75	3/27/19	1,600,000	[b,d]	1,832,206
Federal Home Loan Mortgage Corp.,
Notes	4.13	9/27/13	3,800,000	[d]	4,006,690
Federal Home Loan Mortgage Corp.,
Notes	4.38	7/17/15	1,985,000	[d]	2,226,715
Federal Home Loan Mortgage Corp.,
Notes	4.50	1/15/14	1,400,000	[d]	1,504,252
Federal Home Loan Mortgage Corp.,
Notes	4.88	11/15/13	1,000,000	[d]	1,071,512
Federal Home Loan Mortgage Corp.,
Notes	4.88	6/13/18	1,250,000	[b,d]	1,511,139
Federal Home Loan Mortgage Corp.,
Notes	5.00	2/16/17	825,000	[d]	980,506
Federal Home Loan Mortgage Corp.,
Notes	5.13	7/15/12	1,125,000	[d]	1,136,816
Federal Home Loan Mortgage Corp.,
Notes	5.13	10/18/16	750,000	[d]	885,616
Federal Home Loan Mortgage Corp.,
Notes	5.13	11/17/17	650,000	[b,d]	787,095
Federal Home Loan Mortgage Corp.,
Notes	5.25	4/18/16	2,100,000	[d]	2,469,489
Federal Home Loan Mortgage Corp.,
Notes	6.25	7/15/32	1,000,000	[d]	1,435,257

The Fund	41

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Government Agencies (continued)
Federal Home Loan Mortgage Corp.,
Bonds	6.75	9/15/29	400,000	[d]	587,075
Federal National Mortgage
Association, Notes	0.00	6/1/17	2,400,000	[d]	2,261,453
Federal National Mortgage
Association, Notes	0.88	8/28/14	10,200,000	[d]	10,315,831
Federal National Mortgage
Association, Notes	1.63	10/26/15	5,700,000	[d]	5,892,973
Federal National Mortgage
Association, Notes	2.63	11/20/14	6,800,000	[d]	7,186,709
Federal National Mortgage
Association, Notes	2.75	3/13/14	4,500,000	[d]	4,704,052
Federal National Mortgage
Association, Notes	4.38	3/15/13	7,605,000	[d]	7,880,522
Federal National Mortgage
Association, Notes	4.38	10/15/15	850,000	[d]	958,565
Federal National Mortgage
Association, Notes	4.63	10/15/13	1,400,000	[d]	1,488,703
Federal National Mortgage
Association, Notes	4.63	10/15/14	1,500,000	[d]	1,655,187
Federal National Mortgage
Association, Notes	5.00	4/15/15	200,000	[d]	226,446
Federal National Mortgage
Association, Notes	5.00	3/15/16	6,240,000	[b,d]	7,251,579
Federal National Mortgage
Association, Bonds	5.00	5/11/17	1,200,000	[d]	1,431,348
Federal National Mortgage
Association, Sub. Notes	5.13	1/2/14	365,000	[d]	391,205
Federal National Mortgage
Association, Sr. Sub. Notes	5.25	8/1/12	1,000,000	[d]	1,011,468
Federal National Mortgage
Association, Notes	5.25	9/15/16	1,225,000	[b,d]	1,454,199
Federal National Mortgage
Association, Notes	6.00	4/18/36	1,300,000	[d]	1,522,296
Federal National Mortgage
Association, Bonds	6.25	5/15/29	1,340,000	[d]	1,868,161
Financing (FICO),
Scd. Bonds	8.60	9/26/19	40,000		58,108
Financing (FICO),
Scd. Bonds, Ser. E	9.65	11/2/18	510,000		759,507

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)			Value ($)
U.S. Government
Agencies (continued)
Tennessee Valley Authority,
Notes, Ser. C	4.75	8/1/13	750,000			791,926
Tennessee Valley Authority,
Notes	5.25	9/15/39	1,200,000			1,498,188
Tennessee Valley Authority,
Bonds	5.88	4/1/36	650,000			865,573
Tennessee Valley Authority,
Bonds, Ser. C	6.00	3/15/13	1,750,000			1,838,749
Tennessee Valley Authority,
Bonds	6.15	1/15/38	165,000			228,450
						142,384,422
U.S. Government Agencies/
Mortgage-Backed—30.4%
Federal Home Loan Mortgage Corp.:
4.00%			3,800,000		[d,e]	4,009,594
2.18%, 2/1/35			520,490	[a,d]		546,086
2.41%, 2/1/34			267,790		[a,d]	282,666
2.44%, 12/1/34			42,947		[a,d]	45,542
2.50%, 4/1/33			17,525	[a,d]		18,680
2.54%, 8/1/35			269,762	[a,d]		287,621
2.62%, 12/1/34			29,370		[a,d]	31,248
2.84%, 3/1/36			9,748	[a,d]		10,424
3.50%, 6/1/19—5/1/26			10,509,139	[d]		11,063,652
4.00%, 8/1/18—1/1/41			21,231,236	[d]		22,458,512
4.02%, 6/1/36			9,063	[a,d]		9,105
4.50%, 2/1/18—4/1/41			44,735,506	[d]		47,798,656
4.67%, 6/1/34			15,617	[a,d]		16,654
4.95%, 3/1/37			138,491	[a,d]		148,487
5.00%, 12/1/17—1/1/40			27,161,411	[d]		29,442,407
5.04%, 6/1/35			8,087	[a,d]		8,480
5.16%, 8/1/34			9,917	[a,d]		10,660
5.23%, 11/1/33			8,264	[a,d]		8,904
5.40%, 8/1/37			112,802	[a,d]		119,783
5.50%, 8/1/16—1/1/40			33,083,110	[d]		36,107,160
5.61%, 4/1/36			329,506	[a,d]		353,788
6.00%, 12/1/13—10/1/38			15,170,367	[d]		16,776,110
6.50%, 12/1/12—3/1/39			8,529,739	[d]		9,631,665
7.00%, 12/1/12—7/1/37			292,661	[d]		344,148
7.50%, 8/1/16—11/1/33			110,775	[d]		130,142
8.00%, 2/1/17—10/1/31			61,304	[d]		73,374
8.50%, 10/1/18—6/1/30			2,396	[d]		2,885

The Fund	43

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Bonds and Notes (continued)	Amount ($)			Value ($)
U.S. Government Agencies/
Mortgage-Backed (continued)
Federal National Mortgage Association:
3.00%	5,300,000		[d,e]	5,531,875
3.50%	11,000,000		[d,e]	11,424,531
2.25%, 12/1/35	16,635	[a,d]		17,576
2.27%, 11/1/36	213,310	[a,d]		225,674
2.32%, 10/1/34	24,043		[a,d]	25,532
2.32%, 12/1/36	35,366	[a,d]		36,538
2.33%, 1/1/35	365,970	[a,d]		387,942
2.38%, 6/1/34	242,786[a,d]			252,789
2.39%, 9/1/33	12,793[a,d]			13,514
2.40%, 11/1/32	15,004	[a,d]		15,848
2.42%, 2/1/37	4,235	[a,d]		4,512
2.44%, 11/1/36	48,489	[a,d]		51,595
2.54%, 8/1/35	85,632	[a,d]		91,496
2.56%, 9/1/33	28,726	[a,d]		30,589
2.56%, 6/1/34	81,184	[a,d]		86,131
2.66%, 9/1/35	580,988	[a,d]		622,309
2.75%, 3/1/34	336,600[a,d]			358,492
2.78%, 2/1/37	341,129[a,d]			364,397
2.85%, 3/1/37	68,568[a,d]			73,330
3.00%, 3/1/27	11,827,168	[d]		12,370,601
3.50%, 1/20/25—12/1/41	27,236,582	[d]		28,567,513
4.00%, 9/1/18—12/1/41	89,070,632	[d]		94,667,690
4.50%, 4/1/18—9/1/40	83,780,554	[d]		90,054,040
4.78%, 5/1/33	6,809	[a,d]		7,248
4.95%, 1/1/35	17,332	[a,d]		18,600
5.00%, 11/1/17—6/1/40	52,200,814	[d]		56,810,043
5.20%, 6/1/35	52,545	[a,d]		56,589
5.29%, 11/1/35	10,564	[a,d]		11,404
5.50%, 2/1/14—12/1/38	42,617,017	[d]		46,727,946
6.00%, 3/1/14—11/1/38	24,122,796	[d]		26,763,610
6.50%, 12/1/12—9/1/38	6,296,592	[d]		7,127,784
7.00%, 3/1/14—3/1/38	1,025,354	[d]		1,185,052
7.50%, 8/1/15—6/1/31	112,771	[d]		134,731
8.00%, 2/1/13—8/1/30	37,509	[d]		43,959
8.50%, 9/1/15—7/1/30	17,152	[d]		18,769
9.00%, 10/1/30	2,187	[d]		2,340
Government National Mortgage Association I:
3.50%, 1/15/42—2/15/42	18,645,330			19,679,016
4.00%, 2/15/41—3/15/41	29,863,202			32,418,715
4.50%, 1/15/19—2/15/41	40,767,827			44,665,687
5.00%, 1/15/17—4/15/40	35,904,973			39,854,108

	Principal
Bonds and Notes (continued)	Amount ($)		Value ($)
U.S. Government Agencies/
Mortgage-Backed (continued)
Government National Mortgage Association I (continued):
5.50%, 9/15/20—11/15/38	12,765,804		14,279,430
6.00%, 10/15/13—4/15/39	9,574,642		10,821,651
6.50%, 2/15/24—2/15/39	2,114,778		2,435,530
7.00%, 2/15/22—8/15/32	165,117		195,240
7.50%, 10/15/14—11/15/30	97,197		111,455
8.00%, 2/15/17—3/15/32	29,865		35,136
8.25%, 6/15/27	3,383		4,036
8.50%, 10/15/26	10,920		12,863
9.00%, 2/15/22—2/15/23	10,524		10,860
Government National Mortgage Association II:
3.50%, 5/20/34	26,415		27,912
6.50%, 2/20/28	1,413		1,626
8.50%, 7/20/25	1,096		1,339
			728,473,626
U.S. Government Securities—34.9%
U.S. Treasury Bonds:
3.13%, 11/15/41	6,300,000	[b]	6,320,670
3.13%, 2/15/42	3,495,000	[b]	3,505,377
3.50%, 2/15/39	3,500,000	[b]	3,800,233
3.75%, 8/15/41	6,500,000	[b]	7,339,923
3.88%, 8/15/40	5,600,000	[b]	6,468,874
4.25%, 5/15/39	3,500,000	[b]	4,302,812
4.25%, 11/15/40	5,100,000		6,267,421
4.38%, 2/15/38	2,000,000		2,503,750
4.38%, 11/15/39	6,200,000		7,771,316
4.38%, 5/15/40	5,475,000	[b]	6,864,281
4.38%, 5/15/41	6,300,000	[b]	7,902,562
4.50%, 2/15/36	3,800,000	[b]	4,828,968
4.50%, 5/15/38	2,900,000		3,700,673
4.50%, 8/15/39	4,000,000	[b]	5,111,252
4.63%, 2/15/40	3,400,000		4,429,564
4.75%, 2/15/37	1,800,000	[b]	2,372,906
4.75%, 2/15/41	5,100,000	[b]	6,778,221
5.00%, 5/15/37	2,055,000		2,805,396
5.25%, 11/15/28	1,440,000		1,951,200
5.25%, 2/15/29	1,200,000	[b]	1,629,376
5.38%, 2/15/31	1,405,000		1,962,390
5.50%, 8/15/28	2,175,000		3,017,134
6.00%, 2/15/26	1,600,000	[b]	2,276,501
6.13%, 11/15/27	2,700,000	[b]	3,946,641

The Fund	45

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Bonds and Notes (continued)	Amount ($)		Value ($)
U.S. Government Securities (continued)
U.S. Treasury Bonds (continued):
6.13%, 8/15/29	1,350,000		2,008,758
6.25%, 8/15/23	2,610,000	[b]	3,707,424
6.25%, 5/15/30	1,400,000		2,125,157
6.38%, 8/15/27	1,300,000		1,938,219
6.50%, 11/15/26	770,000		1,151,030
6.63%, 2/15/27	800,000	[b]	1,211,875
6.88%, 8/15/25	1,000,000		1,520,781
7.13%, 2/15/23	1,575,000	[b]	2,362,746
7.25%, 5/15/16	2,300,000		2,907,165
7.25%, 8/15/22	870,000	[b]	1,305,952
7.50%, 11/15/24	5,100,000	[b]	8,052,421
7.63%, 2/15/25	660,000		1,054,453
7.88%, 2/15/21	805,000		1,217,249
8.00%, 11/15/21	2,670,000	[b]	4,135,579
8.13%, 8/15/19	2,050,000		3,022,789
8.13%, 5/15/21	1,500,000	[b]	2,312,227
8.75%, 5/15/17	775,000		1,078,824
8.75%, 5/15/20	775,000		1,202,279
8.75%, 8/15/20	2,000,000		3,124,688
8.88%, 8/15/17	2,725,000	[b]	3,857,366
8.88%, 2/15/19	1,000,000		1,502,344
9.00%, 11/15/18	660,000		988,865
U.S. Treasury Notes:
0.13%, 12/31/13	13,000,000	[b]	12,975,118
0.25%, 12/15/14	16,800,000	[b]	16,760,621
0.50%, 11/15/13	7,700,000	[b]	7,730,985
0.50%, 8/15/14	20,000,000		20,090,620
0.63%, 7/15/14	15,300,000	[b]	15,413,557
0.75%, 12/15/13	15,600,000	[b]	15,727,967
0.75%, 6/15/14	9,000,000	[b]	9,089,298
1.00%, 7/15/13	11,200,000		11,304,563
1.00%, 8/31/16	3,600,000		3,651,188
1.00%, 10/31/16	10,000,000	[b]	10,132,810
1.00%, 3/31/17	5,000,000	[b]	5,050,780
1.25%, 8/31/15	10,000,000	[b]	10,265,630
1.25%, 10/31/15	11,600,000	[b]	11,901,786
1.38%, 5/15/13	26,300,000	[b]	26,621,570
1.38%, 11/30/15	4,100,000	[b]	4,224,923
1.38%, 12/31/18	7,200,000	[b]	7,270,315
1.38%, 2/28/19	5,300,000	[b]	5,337,264
1.50%, 12/31/13	6,800,000	[b]	6,941,046
1.50%, 8/31/18	10,400,000		10,622,622

	Principal
Bonds and Notes (continued)	Amount ($)		Value ($)
U.S. Government Securities (continued)
U.S. Treasury Notes (continued):
1.75%, 1/31/14	4,900,000		5,027,861
1.75%, 3/31/14	3,200,000	[b]	3,291,376
1.75%, 5/31/16	3,500,000		3,660,233
1.88%, 2/28/14	2,900,000		2,985,527
1.88%, 4/30/14	8,915,000		9,198,470
1.88%, 8/31/17	3,800,000		3,989,704
1.88%, 9/30/17	5,570,000	[b]	5,845,888
2.00%, 1/31/16	12,000,000	[b]	12,645,936
2.00%, 4/30/16	9,100,000		9,604,058
2.00%, 11/15/21	10,200,000	[b]	10,313,159
2.13%, 11/30/14	2,650,000	[b]	2,770,700
2.13%, 5/31/15	8,700,000	[b]	9,155,393
2.13%, 8/15/21	11,600,000	[b]	11,899,060
2.25%, 5/31/14	3,500,000	[b]	3,642,733
2.25%, 3/31/16	1,890,000	[b]	2,012,997
2.38%, 8/31/14	5,500,000	[b]	5,763,400
2.38%, 10/31/14	13,000,000	[b]	13,657,111
2.38%, 2/28/15	8,500,000	[b]	8,974,810
2.38%, 3/31/16	4,000,000	[b]	4,275,624
2.50%, 3/31/15	6,500,000	[b]	6,896,604
2.50%, 4/30/15	8,650,000	[b]	9,190,625
2.50%, 6/30/17	7,300,000		7,899,403
2.63%, 6/30/14	9,000,000	[b]	9,456,327
2.63%, 7/31/14	5,000,000	[b]	5,260,155
2.63%, 12/31/14	19,400,000	[b]	20,567,026
2.63%, 2/29/16	300,000		323,297
2.63%, 8/15/20	9,800,000	[b]	10,579,404
2.63%, 11/15/20	7,900,000	[b]	8,513,482
2.75%, 10/31/13	23,000,000	[b]	23,861,603
2.75%, 5/31/17	6,400,000		7,006,502
2.75%, 2/28/18	3,000,000	[b]	3,295,782
2.75%, 2/15/19	5,000,000		5,492,580
3.00%, 8/31/16	5,700,000	[b]	6,264,214
3.00%, 9/30/16	5,500,000	[b]	6,050,858
3.00%, 2/28/17	9,500,000		10,493,795
3.13%, 4/30/13	6,600,000		6,792,588
3.13%, 9/30/13	3,000,000		3,122,580
3.13%, 10/31/16	5,000,000	[b]	5,532,425
3.13%, 1/31/17	5,800,000		6,437,548
3.13%, 4/30/17	6,600,000	[b]	7,341,470
3.13%, 5/15/19	6,300,000	[b]	7,075,196
3.13%, 5/15/21	8,500,000	[b]	9,476,837

The Fund	47

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Bonds and Notes (continued)	Amount ($)		Value ($)
U.S. Government Securities (continued)
U.S. Treasury Notes (continued):
3.25%, 5/31/16	2,500,000		2,764,062
3.25%, 6/30/16	4,600,000	[b]	5,091,266
3.25%, 7/31/16	2,500,000		2,771,485
3.25%, 12/31/16	4,700,000	[b]	5,236,829
3.25%, 3/31/17	3,000,000		3,352,968
3.38%, 6/30/13	3,425,000		3,551,030
3.38%, 7/31/13	6,500,000		6,755,937
3.38%, 11/15/19	11,000,000	[b]	12,538,284
3.50%, 5/31/13	2,370,000		2,454,339
3.50%, 2/15/18	3,800,000		4,329,921
3.50%, 5/15/20	9,100,000	[b]	10,458,603
3.63%, 5/15/13	2,700,000		2,795,872
3.63%, 8/15/19	9,400,000	[b]	10,882,709
3.63%, 2/15/20	7,700,000	[b]	8,919,372
3.63%, 2/15/21	8,700,000	[b]	10,077,045
3.75%, 11/15/18	5,000,000	[b]	5,815,625
4.00%, 2/15/14	2,700,000		2,880,036
4.00%, 2/15/15	3,600,000	[b]	3,960,846
4.00%, 8/15/18	3,500,000	[b]	4,119,335
4.13%, 5/15/15	2,000,000		2,223,438
4.25%, 8/15/13	2,800,000	[b]	2,945,032
4.25%, 11/15/13	3,921,000	[b]	4,161,930
4.25%, 8/15/14	2,700,000	[b]	2,941,947
4.25%, 11/15/14	7,400,000	[b]	8,128,441
4.25%, 8/15/15	1,305,000		1,466,290
4.50%, 11/15/15	3,800,000	[b]	4,330,814
4.50%, 2/15/16	425,000		487,588
4.50%, 5/15/17	1,800,000		2,126,390
4.63%, 11/15/16	2,000,000		2,348,282
4.63%, 2/15/17	2,252,000		2,659,648
4.75%, 5/15/14	2,400,000		2,617,687
4.75%, 8/15/17	2,300,000	[b]	2,759,821
4.88%, 8/15/16	2,530,000		2,981,051
5.13%, 5/15/16	1,350,000		1,593,317
			838,929,876
Total Bonds and Notes
(cost $2,208,019,243)			2,368,714,295

Other Investment—1.6%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $37,718,488)	37,718,488	[f]	37,718,488

Investment of Cash Collateral
for Securities Loaned—.9%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $21,105,121)	21,105,121	[f]	21,105,121

Total Investments (cost $2,266,842,852)	101.1%		2,427,537,904
Liabilities, Less Cash and Receivables	(1.1%)		(27,337,902)
Net Assets	100.0%		2,400,200,002

GO—General Obligation
a Variable rate security—interest rate subject to periodic change.
b Security, or portion thereof, on loan.At April 30, 2012, the value of the fund’s securities on loan was
$539,047,527 and the value of the collateral held by the fund was $564,046,160, consisting of cash collateral of
$21,105,121 and U.S. Government & Agency securities valued at $542,941,039.
c Security exempt from registration under Rule 144A of the Securities Act of 1933.This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.At April 30, 2012, this security were valued at $980,192 or .04% of net assets.
d The Federal Housing Finance Agency (“FHFA”) placed Federal Home Loan Mortgage Corporation and Federal
National Mortgage Association into conservatorship with FHFA as the conservator.As such, the FHFA oversees the continuing affairs of these companies.
e Purchased on a forward commitment basis.
f Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
U.S. Government & Agencies	71.2	Asset/Mortgage-Backed	2.2
Corporate Bonds	20.2	Municipal Bonds	.6
Foreign/Governmental	4.4
Money Market Investments	2.5		101.1

† Based on net assets.
See notes to financial statements.

The Fund	49

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2012 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $539,047,527)—Note 1(b):
Unaffiliated issuers	2,208,019,243	2,368,714,295
Affiliated issuers	58,823,609	58,823,609
Cash		1,943,635
Dividends, interest and securities lending income receivable		16,854,097
Receivable for investment securities sold		11,170,993
Receivable for shares of Capital Stock subscribed		3,033,468
Prepaid expenses		20,597
		2,460,560,694
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		495,818
Payable for investment securities purchased		35,881,986
Liability for securities on loan—Note 1(b)		21,105,121
Payable for shares of Capital Stock redeemed		2,877,767
		60,360,692
Net Assets ($)		2,400,200,002
Composition of Net Assets ($):
Paid-in capital		2,235,375,765
Accumulated distributions in excess of investment income—net		(2,190,802)
Accumulated net realized gain (loss) on investments		6,319,987
Accumulated net unrealized appreciation
(depreciation) on investments		160,695,052
Net Assets ($)		2,400,200,002

Net Asset Value Per Share
	Investor Shares	BASIC Shares
Net Assets ($)	1,006,446,816	1,393,753,186
Shares Outstanding	91,527,995	126,677,081
Net Asset Value Per Share ($)	11.00	11.00

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2012 (Unaudited)

Investment Income ($):
Income:
Interest	37,976,980
Income from securities lending—Note 1(b)	166,857
Cash dividends;
Affiliated issuers	12,420
Total Income	38,156,257
Expenses:
Management fee—Note 3(a)	1,781,500
Distribution fees (Investor Shares)—Note 3(b)	1,187,829
Directors’ fees—Note 3(a)	52,597
Loan commitment fees—Note 2	8,453
Interest expense—Note 2	1,151
Total Expenses	3,031,530
Less—Directors’ fees reimbursed by the Manager—Note 3(a)	(52,597)
Net Expenses	2,978,933
Investment Income—Net	35,177,324
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	11,261,160
Net unrealized appreciation (depreciation) on investments	6,357,124
Net Realized and Unrealized Gain (Loss) on Investments	17,618,284
Net Increase in Net Assets Resulting from Operations	52,795,608

See notes to financial statements.

The Fund	51

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2012	Year Ended
	(Unaudited)	October 31, 2011
Operations ($):
Investment income—net	35,177,324	73,360,515
Net realized gain (loss) on investments	11,261,160	9,793,037
Net unrealized appreciation
(depreciation) on investments	6,357,124	21,394,406
Net Increase (Decrease) in Net Assets
Resulting from Operations	52,795,608	104,547,958
Dividends to Shareholders from ($):
Investment income—net:
Investor Shares	(14,837,371)	(29,695,768)
BASIC Shares	(24,056,042)	(47,174,400)
Total Dividends	(38,893,413)	(76,870,168)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Investor Shares	243,057,897	352,497,499
BASIC Shares	274,777,376	558,020,830
Dividends reinvested:
Investor Shares	14,449,996	28,810,677
BASIC Shares	20,865,700	40,741,002
Cost of shares redeemed:
Investor Shares	(152,964,146)	(488,180,168)
BASIC Shares	(337,229,182)	(441,682,777)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	62,957,641	50,207,063
Total Increase (Decrease) in Net Assets	76,859,836	77,884,853
Net Assets ($):
Beginning of Period	2,323,340,166	2,245,455,313
End of Period	2,400,200,002	2,323,340,166
Undistributed (distributions in excess of)
investment income—net	(2,190,802)	1,525,287

	Six Months Ended
	April 30, 2012	Year Ended
	(Unaudited)	October 31, 2011
Capital Share Transactions:
Investor Shares
Shares sold	22,186,849	32,939,071
Shares issued for dividends reinvested	1,317,556	2,696,743
Shares redeemed	(13,968,540)	(45,885,490)
Net Increase (Decrease) in Shares Outstanding	9,535,865	(10,249,676)
BASIC Shares
Shares sold	25,076,092	52,255,187
Shares issued for dividends reinvested	1,901,458	3,807,512
Shares redeemed	(30,776,471)	(41,213,214)
Net Increase (Decrease) in Shares Outstanding	(3,798,921)	14,849,485

See notes to financial statements.

The Fund	53

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
April 30, 2012			Year Ended October 31,
Investor Shares	(Unaudited)	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	10.93	10.80	10.42	9.62	10.03	10.02
Investment Operations:
Investment income—net[a]	.15	.34	.35	.39	.47	.47
Net realized and unrealized
gain (loss) on investments	.09	.14	.39	.81	(.41)	.02
Total from Investment Operations	.24	.48	.74	1.20	.06	.49
Distributions:
Dividends from
investment income—net	(.17)	(.35)	(.36)	(.40)	(.47)	(.48)
Net asset value, end of period	11.00	10.93	10.80	10.42	9.62	10.03
Total Return (%)	2.21[b]	4.58	7.28	12.70	.51	4.99
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.40[c]	.40	.41	.41	.41	.41
Ratio of net expenses
to average net assets	.40[c]	.40	.40	.40	.40	.40
Ratio of net investment income
to average net assets	2.81[c]	3.24	3.27	3.81	4.64	4.73
Portfolio Turnover Rate	18.31[b]	30.02	32.15	24.78	25.41	42.83[d]
Net Assets, end of period
($ x 1,000)	1,006,447	896,293	996,131	899,701	428,768	297,998

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.
d	The portfolio turnover rate excluding mortgage dollar roll transactions for the period ended October 31, 2007 was 41.80%.
See notes to financial statements.

Six Months Ended
April 30, 2012			Year Ended October 31,
BASIC Shares	(Unaudited)	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	10.94	10.80	10.42	9.62	10.04	10.03
Investment Operations:
Investment income—net[a]	.17	.36	.37	.41	.48	.50
Net realized and unrealized
gain (loss) on investments	.07	.16	.40	.82	(.40)	.01
Total from
Investment Operations	.24	.52	.77	1.23	.08	.51
Distributions:
Dividends from
investment income—net	(.18)	(.38)	(.39)	(.43)	(.50)	(.50)
Net asset value,
end of period	11.00	10.94	10.80	10.42	9.62	10.04
Total Return (%)	2.25[b]	4.94	7.55	12.99	.67	5.25
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.15[c]	.15	.16	.16	.16	.16
Ratio of net expenses
to average net assets	.15[c]	.15	.15	.15	.15	.15
Ratio of net investment income
to average net assets	3.06[c]	3.31	3.52	4.05	4.89	4.99
Portfolio Turnover Rate	18.31[b]	30.02	32.15	24.78	25.41	42.83[d]
Net Assets, end of period
($ x 1,000)	1,393,753	1,427,047	1,249,324	932,049	422,319	246,724

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.
d	The portfolio turnover rate excluding mortgage dollar roll transactions for the period ended October 31, 2007 was 41.80%.
See notes to financial statements.

The Fund	55

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Bond Market Index Fund (the “fund”) is a separate diversified series of The Dreyfus/Laurel Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering ten series, including the fund.The fund’s investment objective seeks to match the total return of the Barclays Capital U.S.Aggregate Index.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue 500 million shares of $.001 par value Capital Stock in each of the following classes of shares: Investor and BASIC. Investor shares and BASIC shares are offered to any investor. Differences between the two classes include the services offered to and the expenses borne by each class, as well as their minimum purchase and account balance requirements. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Fund	57

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Registered investment companies that are not traded on an exchange are valued at their net asset value and are categorized within Level 1 of the fair value hierarchy.

Investments in securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Directors.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2012 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	—	3,211,333	—	3,211,333
Commercial
Mortgage-Backed	—	50,373,594	—	50,373,594
Corporate Bonds†	—	484,734,046	—	484,734,046
Foreign Government	—	105,886,799	—	105,886,799
Municipal Bonds	—	14,720,599	—	14,720,599
Mutual Funds	58,823,609	—	—	58,823,609
U.S. Government
Agencies/
Mortgage-Backed	—	870,858,048	—	870,858,048
U.S. Treasury	—	838,929,876	—	838,929,876

†See Statement of Investments for additional detailed categorizations.

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common FairValue Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships

The Fund	59

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, including where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement withThe Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended April 30, 2012,The Bank of New York Mellon earned $89,846 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Other investment companies advised by Dreyfus are considered to be “affiliated” with the fund.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended April 30, 2012 were as follows:

Affiliated
Investment	Value		Value		Net
Company	10/31/2011	($) Purchases ($) Sales ($)	4/30/2012	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	49,544,765 401,463,416 413,289,693		37,718,488		1.6
Dreyfus
Institutional
Cash
Advantage
Fund	35,341,432 54,096,234 68,332,545		21,105,121.9
Total	84,886,197 455,559,650 481,622,238		58,823,609		2.5

(d) Dividends to shareholders: It is policy of the fund to declare dividends daily from investment income-net; such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The Fund	61

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

As of and during the period ended April 30, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended October 31, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $4,756,932 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2011. If not applied, $227,970 of the carryover expires in fiscal 2015, $973,609 expires in fiscal 2016, $2,759,735 expires in fiscal 2017 and $795,618 expires in fiscal 2018.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2011 was as follows: ordinary income $76,870,168. The tax character of current year distributions will be determined at the end of the current fiscal year.

(f) New Accounting Pronouncement: In April 2011, FASB issued ASU No. 2011-03 “Transfers and Servicing (Topic 860) Reconsideration of Effective Control for Repurchase Agreements (“ASU 2011-03”) which relates to the accounting for repurchase agreements and similar agree-

ments including mortgage dollar rolls, that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. ASU 2011-03 modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowings.ASU 2011-03 is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended April 30, 2012, was approximately $195,600 with a related weighted average annualized interest rate of 1.18%.

NOTE 3—Investment Management Fee and Other Transactions With Affiliates:

(a) Pursuant to an investment management agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund.The Manager also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .15% of the value of the fund’s average daily net assets. Out of its fee, the Manager pays all of the expenses of

The Fund	63

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the fund except brokerage fees, taxes, interest, commitment fees, Rule 12b-1 distribution fees and expenses, service fees, fees and expenses of non-interested Directors (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Directors (including counsel fees). Prior to January 1, 2012, each Board member who is not an “interested person” of the Company (as defined in the Act) received $60,000 per annum, plus $7,000 per joint Board meeting of the Company, Dreyfus Investment Funds, The Dreyfus/Laurel Funds Trust, Dreyfus/Laurel Tax-Free Municipal Funds and Dreyfus Funds, Inc. (collectively, the “Board Group Open-End Funds”) attended, $2,500 for separate in-person committee meetings attended which were not held in conjunction with a regularly scheduled Board meeting and $2,000 for Board meetings and separate committee meetings attended that were conducted by tele-phone.The Board Group Open-End Funds also reimbursed each Board member who is not an “interested person” of the Company (as defined in the Act) for travel and out-of-pocket expenses.With respect to Board meetings, the Chair of the Board received an additional 25% of such compensation (with the exception of reimbursable amounts).The Chair of each of the Board’s committees, unless the Chair also served as Chair of the Board, received $1,350 per applicable committee meeting. In the event that there was an in-person joint committee meeting or a joint telephone meeting of the Board Group Open-End Funds and Dreyfus HighYield Strategies Fund (“DHF”), $2,500 was allocated between the Board Group Open-End Funds and DHF.

Effective January 1, 2012, the Board Group Open-End Funds and DHF (collectively, the “Board Group Funds”) pays each Board member their respective allocated portions of an annual retainer of $85,000 and a fee of $10,000 for each regularly scheduled Board meeting attended ($75,000 and $8,000, respectively, in the aggregate, prior to January 1, 2012).With respect to the annual retainer and Board meet-

ings of the Board Group Funds, the Chair of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts). Each Board member receives $2,500 for any separate in-person committee meetings attended, which are not held in conjunction with a regularly scheduled Board meeting, such amount to be allocated among the Board Group Funds, as applicable. In the event that there is a joint telephone meeting of the Board Group Funds, a fee of $2,000 is allocated among the applicable Board Group Funds, accordingly (prior to January 1, 2012, the fee allocated was $2,500 if the meeting included DHF). The Chair of each of the Board’s committees, unless the Chair also serves as Chair of the Board, receives $1,500 per applicable committee meeting. Each Emeritus Board member is entitled to receive an annual retainer of one-half the amount paid as a retainer at the time the Board member became Emeritus and a per meeting attended fee of one-half the amount paid to Board members. The Board Group Funds also reimburse each Independent Board member and Emeritus Board members for travel and out-of-pocket expenses.These fees and expenses are charged and allocated to each series based on net assets.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Investor shares may pay annually up to .25% of the value of its average daily net assets to compensate the Distributor for shareholder servicing activities primarily intended to result in the sale of Investor shares. The BASIC shares bear no distribution fee. During the period ended April 30, 2012, Investor shares were charged $1,187,829 pursuant to the Plan.

Under its terms, the Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of majority of those Directors who are not “interested persons” of the Company and who have no direct or indirect financial interest in the operation or in any agreement related to the Plan.

The Fund	65

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $291,514 and Rule 12b-1 distribution plan fees $204,304.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, during the period ended April 30, 2012, amounted to $493,234,001 and $429,402,213, respectively.

At April 30, 2012, accumulated net unrealized appreciation on investments was $160,695,052, consisting of $161,737,227 gross unrealized appreciation and $1,042,175 gross unrealized depreciation.

At April 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on February 15-16, 2012, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board considered information previously provided to them in presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and Dreyfus representatives confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

The Fund	67

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT
MANAGEMENT AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio.The Boar reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2011, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was at or above the Performance Group median for all periods, except for the four-year period when the fund’s total return performance was below the Performance Group median, and was variously above and below the Performance Universe median for the various periods.The Board also noted that the fund’s yield performance was above the Performance Group medians for eight of the ten one-year periods ended December 31st and above or at the Performance Universe medians for seven of the ten one-year periods. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense

Universe funds and discussed the results of the comparisons.Taking into consideration the fund’s “unitary” fee structure, the Board noted that the fund’s contractual management fee was below the Expense Group median, and the fund’s actual management fee and total expense ratio were below the Expense Group and Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure.The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Fund	69

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT
MANAGEMENT AGREEMENT (Unaudited) (continued)

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of their evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board was satisfied with the fund’s performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

The Fund	71

NOTES

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statement of Changes in Net Assets
14	Financial Highlights
15	Notes to Financial Statements
25	Information About the Renewal of the Fund’s Investment Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus
Disciplined Stock Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Disciplined Stock Fund, covering the six-month period from November 1, 2011, through April 30, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. stock markets had stabilized at the start of the reporting period in the wake of sharp declines stemming from the sovereign debt crisis in Europe, an unprecedented downgrade of long-term U.S. debt securities and disappointing economic data. Fortunately, employment gains, increased manufacturing activity and other positive economic news over the final months of 2011 alleviated investors’ most serious concerns, and better business fundamentals during the first four months of 2012 sparked strong market rallies.As a result, most broad measures of U.S. stock market performance produced double-digit gains for the reporting period.

Our economic forecast calls for near-trend growth over the remainder of 2012, and we expect the United States to continue to post better economic data than most of the rest of the developed world. An aggressively accommodative monetary policy, pent-up demand in several industry groups and gradual improvement in housing prices appear likely to balance risks stemming from the ongoing European debt crisis and volatile energy prices. As always, we encourage you to talk with your financial adviser about how these developments may affect your investments.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
May 15, 2012

2

DISCUSSION OF FUND PERFORMANCE

For the reporting period of November 1, 2011, through April 30, 2012, as provided by Sean P. Fitzgibbon and Jeffrey McGrew, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended April 30, 2012, Dreyfus Disciplined Stock Fund produced a total return of 10.75%.1 In comparison, the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”), the fund’s benchmark, returned 12.76% for the same period.2

U.S. stock markets gained ground due to improving domestic economic fundamentals and easing concerns regarding European financial instability.The fund underperformed its benchmark, primarily due to disappointing returns from individual investments in the technology, health care and consumer discretionary sectors.

The Fund’s Investment Approach

The fund seeks capital appreciation.To pursue its goal, the fund normally invests at least 80% of its net assets in stocks focusing on large-cap companies. The fund invests in a diversified portfolio of growth and value stocks, with sector weightings and risk characteristics generally similar to those in the S&P 500 Index. We choose stocks through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management.The result is a portfolio of carefully selected stocks, with overall performance determined by a large number of securities.

Recovering U.S. Economy Bolstered Stocks

Although U.S. equity markets had begun to recover from pronounced weakness over the summer of 2011, the rebound paused when a variety of macroeconomic uncertainties undermined investor confidence in November and December 2011. However, in early 2012, U.S. markets resumed their upward trajectory as investors responded positively to improved employment trends, rising consumer confidence and increased corporate capital spending.At the same time, the European Union made

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

credible efforts to address the region’s sovereign debt crisis. These developments, together with strong earnings reports from a wide range of companies, sent stock prices broadly higher through the reporting period’s end. Market sectors that tend to be more sensitive to economic conditions — such as the consumer discretionary and information technology sectors — led the market’s rise, while previously depressed financial stocks benefited from improved banking fundamentals and greater trading activity in financial markets. The energy sector, which experienced flattening petroleum prices and falling natural gas prices, was the lagging segment of the benchmark, posting a small positive return for the reporting period.

Performance Improved as Markets Stabilized

The fund’s performance lagged the benchmark early in the reporting period, when skittish investors were willing to pay prices we considered unreasonably high for traditionally defensive stocks with stable earnings. Later, when investors refocused on the strengths and weaknesses of individual companies, the fund’s relative performance improved.

The fund achieved some of its strongest relative performance in the consumer staples sector, where tobacco company Philip Morris International increased its international market share. Another tobacco company, Lorillard, also contributed positively to returns, as did Monster Beverage, an energy drink maker that expanded internationally and became the subject of takeover rumors.While consumer products giant Unilever suffered from exposure to troubled European and emerging markets, our decision to avoid investing in Procter & Gamble, another multinational consumer products maker, bolstered relative returns.

Top performers in the industrial sector included electrical power equipment maker Thomas & Betts, which received an attractive takeover offer, and General Electric, which saw improvements in its industrial business lines and its financing group. Among financial institutions,Wells Fargo & Co. produced strong gains amid an effective cost-cutting program and improving mortgage lending results. The fund also received solid contributions to performance from several consumer finance and asset management companies.

4

On a more negative note, a number of information technology holdings detracted from relative returns, including videogame maker Electronic Arts, online retailer Amazon.com and a few holdings in the cloud computing industry, such as network storage solutions provider NetApp.The fund’s comparatively weak performance in the information technology sector was partly mitigated by overweighted exposure to consumer electronics maker Apple, which rose sharply. In the health care sector, Watson Pharmaceuticals, Vertex Pharmaceuticals and Baxter International suffered in a market that favored more defensive names. Among consumer discretionary holdings, gains in clothing maker Michael Kors Holdings failed to make up for declines in footwear company Deckers Outdoor.

Positioned for Growth with an Eye on Risks

While we are encouraged by positive U.S. economic trends, we remain cautious regarding the potential impact of weakness in Europe and some emerging markets.Accordingly, as of the end of the reporting period, we have positioned the fund to potentially benefit from a continued U.S. recovery while attempting to limit exposure to a possible global downturn. Although we have maintained overweighted exposure to the information technology and health care sectors, we have trimmed exposure in both areas, and we have increased the fund’s exposure to the financials sector. Conversely, the fund remained underweighted in the utilities, materials and telecommunications services sectors.

May 15, 2012

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period.
Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2	SOURCE: LIPPER INC. — Reflects the monthly reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s 500 Composite Stock Price Index is
a widely accepted, unmanaged index of U.S. stock market performance. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Disciplined Stock Fund from November 1, 2011 to April 30, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2012

Expenses paid per $1,000†	$5.24
Ending value (after expenses)	$1,107.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2012

Expenses paid per $1,000†	$5.02
Ending value (after expenses)	$1,019.89

† Expenses are equal to the fund’s annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
April 30, 2012 (Unaudited)

Common Stocks—97.2%	Shares	Value ($)
Consumer Discretionary—9.8%
Autoliv	82,900[a]	5,201,146
Cabela’s	76,790[b]	2,903,430
Carnival	199,800	6,491,502
CBS, Cl. B	168,150	5,607,803
Delphi Automotive	172,480[a]	5,293,411
DIRECTV, Cl. A	156,380[b]	7,704,843
Foot Locker	134,160	4,103,954
McDonald’s	83,970	8,182,877
PVH	82,860	7,357,968
		52,846,934
Consumer Staples—10.8%
Avon Products	248,340	5,364,144
Coca-Cola Enterprises	297,990	8,975,459
Lorillard	50,760	6,867,320
Philip Morris International	175,370	15,697,369
Ralcorp Holdings	83,010[b]	6,043,958
Unilever, ADR	450,280	15,453,610
		58,401,860
Energy—11.7%
Anadarko Petroleum	88,550	6,482,746
Apache	47,820	4,587,851
Chevron	153,990	16,409,174
ENSCO, ADR	108,900	5,951,385
EOG Resources	59,140	6,494,163
National Oilwell Varco	172,480	13,067,085
Occidental Petroleum	55,340	5,048,115
TransCanada	117,200[a]	5,154,456
		63,194,975
Financial—16.1%
Affiliated Managers Group	54,442[b]	6,185,700
American Express	132,280	7,964,579
Ameriprise Financial	114,010	6,180,482
Bank of America	415,760	3,371,814

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Financial (continued)
Capital One Financial	89,050	4,940,494
CBRE Group, Cl. A	297,890[b]	5,603,311
Chubb	56,820	4,151,837
Citigroup	204,950	6,771,548
Discover Financial Services	116,530	3,950,367
IntercontinentalExchange	40,930 [b]	5,445,327
JPMorgan Chase & Co.	234,290	10,069,784
Moody’s	95,500	3,910,725
T. Rowe Price Group	85,770	5,413,374
Wells Fargo & Co.	391,000	13,071,130
		87,030,472
Health Care—13.3%
Amylin Pharmaceuticals	116,690 [b]	3,023,438
Baxter International	97,620	5,409,124
Cigna	165,540	7,652,914
Covidien	168,820	9,323,929
McKesson	44,500	4,067,745
Omnicare	76,170	2,653,763
Pfizer	740,364	16,976,547
Sanofi, ADR	303,400[a]	11,583,812
St. Jude Medical	113,010	4,375,747
Zimmer Holdings	109,070	6,863,775
		71,930,794
Industrial—10.2%
Caterpillar	57,860	5,946,272
Cooper Industries	95,960	6,004,217
Eaton	120,410	5,801,354
FedEx	69,810	6,160,034
General Electric	683,130	13,375,685
JB Hunt Transport Services	80,130	4,433,593
Robert Half International	142,020	4,232,196
Thomas & Betts	62,100[b]	4,465,611

8

Common Stocks (continued)	Shares	Value ($)
Industrial (continued)
Tyco International	78,550	4,409,011
		54,827,973
Information Technology—21.7%
Alliance Data Systems	27,290[b]	3,506,492
Analog Devices	90,500	3,527,690
Apple	62,070[b]	36,263,777
Cognizant Technology Solutions, Cl. A	92,090[b]	6,752,039
Electronic Arts	226,690[b]	3,486,492
EMC	305,680[b]	8,623,233
Informatica	94,930[b]	4,368,679
International Business Machines	43,560	9,020,405
Intuit	102,130	5,920,476
NetApp	147,820	5,739,851
Oracle	268,480	7,890,627
QUALCOMM	151,770	9,688,996
Skyworks Solutions	106,930[b]	2,902,080
Teradata	85,980[b]	5,999,684
Vishay Intertechnology	329,420[b]	3,696,092
		117,386,613
Materials—.9%
LyondellBasell Industries, Cl. A	119,030	4,973,073
Telecommunication Services—2.7%
AT&T	449,450	14,791,399
Total Common Stocks
(cost $428,105,386)		525,384,093

Other Investment—2.8%
Registered Investment Company;
Dreyfus
Institutional Preferred
Plus Money Market Fund
(cost $15,060,152)	15,060,152[c]	15,060,152

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral
for Securities Loaned—3.5%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $18,974,587)	18,974,587[c]	18,974,587

Total Investments (cost $462,140,125)	103.5%	559,418,832
Liabilities, Less Cash and Receivables	(3.5%)	(19,134,120)
Net Assets	100.0%	540,284,712

ADR—American Depository Receipts
a Security, or portion thereof, on loan.At April 30, 2012, the value of the fund’s securities on loan was $18,107,856 and the value of the collateral held by the fund was $18,974,587.
b Non-income producing security.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Information Technology	21.7	Consumer Discretionary	9.8
Financial	16.1	Money Market Investments	6.3
Health Care	13.3	Telecommunication Services	2.7
Energy	11.7	Materials	.9
Consumer Staples	10.8
Industrial	10.2		103.5

† Based on net assets.
See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2012 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $18,107,856)—Note 1(b):
Unaffiliated issuers	428,105,386	525,384,093
Affiliated issuers	34,034,739	34,034,739
Cash		163,230
Receivable for investment securities sold		2,368,029
Dividends and securities lending income receivable		340,929
Receivable for shares of Capital Stock subscribed		6,894
		562,297,914
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		435,312
Liability for securities on loan—Note 1(b)		18,974,587
Payable for investment securities purchased		2,383,942
Payable for shares of Capital Stock redeemed		212,720
Accrued expenses		6,641
		22,013,202
Net Assets ($)		540,284,712
Composition of Net Assets ($):
Paid-in capital		458,852,360
Accumulated undistributed investment income—net		631,485
Accumulated net realized gain (loss) on investments		(16,477,840)
Accumulated net unrealized appreciation
(depreciation) on investments		97,278,707
Net Assets ($)		540,284,712
Shares Outstanding
(245 million shares of $.001 par value Capital Stock authorized)		16,707,708
Net Asset Value, offering and redemption price per share ($)		32.34

See notes to financial statements.

The Fund	11

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2012 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $15,088 foreign taxes withheld at source):
Unaffiliated issuers	4,275,513
Affiliated issuers	1,628
Income from securities lending—Note 1(b)	24,004
Total Income	4,301,145
Expenses:
Management fee—Note 3(a)	2,324,784
Distribution fees—Note 3(b)	258,309
Directors’ fees—Note 3(a)	18,115
Loan commitment fees—Note 2	1,879
Interest expense—Note 2	116
Total Expenses	2,603,203
Less—Directors’ fees reimbursed by the Manager—Note 3(a)	(18,115)
Net Expenses	2,585,088
Investment Income—Net	1,716,057
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	14,081,895
Net unrealized appreciation (depreciation) on investments	37,255,689
Net Realized and Unrealized Gain (Loss) on Investments	51,337,584
Net Increase in Net Assets Resulting from Operations	53,053,641

See notes to financial statements.

12

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2012	Year Ended
	(Unaudited)	October 31, 2011
Operations ($):
Investment income—net	1,716,057	4,463,090
Net realized gain (loss) on investments	14,081,895	51,141,907
Net unrealized appreciation
(depreciation) on investments	37,255,689	(32,847,242)
Net Increase (Decrease) in Net Assets
Resulting from Operations	53,053,641	22,757,755
Dividends to Shareholders from ($):
Investment income—net	(2,557,367)	(4,114,223)
Capital Stock Transactions ($):
Net proceeds from shares sold	7,969,990	17,818,234
Dividends reinvested	2,384,737	3,844,558
Cost of shares redeemed	(37,058,837)	(110,539,384)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(26,704,110)	(88,876,592)
Total Increase (Decrease) in Net Assets	23,792,164	(70,233,060)
Net Assets ($):
Beginning of Period	516,492,548	586,725,608
End of Period	540,284,712	516,492,548
Undistributed investment income—net	631,485	1,472,795
Capital Share Transactions (Shares):
Shares sold	261,917	580,698
Shares issued for dividends reinvested	82,440	127,857
Shares redeemed	(1,232,801)	(3,670,428)
Net Increase (Decrease) in Shares Outstanding	(888,444)	(2,961,873)

See notes to financial statements.

The Fund	13

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
April 30, 2012			Year Ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	29.35	28.54	24.51	22.77	40.24	37.35
Investment Operations:
Investment income—net[a]	.10	.23	.18	.25	.35	.26
Net realized and unrealized
gain (loss) on investments	3.04	.79	4.01	1.83	(13.57)	6.31
Total from Investment Operations	3.14	1.02	4.19	2.08	(13.22)	6.57
Distributions:
Dividends from
investment income—net	(.15)	(.21)	(.16)	(.34)	(.34)	(.23)
Dividends from net realized
gain on investments	—	—	—	—	(3.91)	(3.45)
Total Distributions	(.15)	(.21)	(.16)	(.34)	(4.25)	(3.68)
Net asset value, end of period	32.34	29.35	28.54	24.51	22.77	40.24
Total Return (%)	10.75[b]	3.56	17.13	9.38	(36.51)	18.98
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.01[c]	1.01	1.01	1.01	1.01	1.01
Ratio of net expenses
to average net assets	1.00[c]	1.00	1.00	1.00	1.00	.98
Ratio of net investment income
to average net assets	.66[c]	.76	.65	1.18	1.12	.69
Portfolio Turnover Rate	34.85[b]	84.19	78.04	103.96	70.11	49.43
Net Assets, end of period
($ x 1,000)	540,285	516,493	586,726	535,164	532,697	945,819

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.
See notes to financial statements.

14

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Disciplined Stock Fund (the “fund”) is a separate diversified series of The Dreyfus/Laurel Funds, Inc. (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering ten series, including the fund. The fund’s investment objective is to seek capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unad-

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

justed quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing

16

price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

The Fund	17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2012 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic†	477,066,611	—	—	477,066,611
Equity Securities—
Foreign†	48,317,482	—	—	48,317,482
Mutual Funds	34,034,739	—	—	34,034,739
† See Statement of Investments for additional detailed categorizations.

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common FairValue Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value

18

measurements.The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement withThe Bank of NewYork Mellon,, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended April 30, 2012,The Bank of New York Mellon earned $10,287 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Other investment companies advised by Dreyfus are considered to be “affiliated” with the fund.

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended April 30, 2012 were as follows:

Affiliated
Investment	Value				Value		Net
Company	10/31/2011	($)	Purchases ($)	Sales ($)	4/30/2012	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	1,353,440		81,195,145	67,488,433	15,060,152		2.8
Dreyfus
Institutional
Cash
Advantage
Fund	46,661,418		98,424,334	126,111,165	18,974,587		3.5
Total	48,014,858		179,619,479	193,599,598	34,034,739		6.3

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid on a quarterly basis. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as

20

income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended October 31, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $30,010,248 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2011. If not applied, the carryover expires in fiscal 2017.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2011 was as follows: ordinary income $4,114,223. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In

The Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended April 30, 2012, was approximately $19,800 with a related weighted average annualized interest rate of 1.18%.

NOTE 3—Investment Management Fee and Other Transactions With Affiliates:

(a) Pursuant to an investment management agreement with Dreyfus, Dreyfus provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund. Dreyfus also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay Dreyfus a fee, calculated daily and paid monthly, at the annual rate of .90% of the value of the fund’s average daily net assets. Out of its fee, Dreyfus pays all of the expenses of the fund except brokerage fees, taxes, interest expense, commitment fees on borrowings, Rule 12b-1 distribution fees and expenses, service fees, expenses of non-interested Directors (including counsel fees) and extraordinary expenses. In addition, Dreyfus is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Directors (including counsel fees). Prior to January 1, 2012, each Board member who is not an “interested person” of the Company (as defined in the Act) received $60,000 per annum, plus $7,000 per joint Board meeting of the Company, Dreyfus Investment Funds, The Dreyfus/Laurel Funds Trust, The Dreyfus/Laurel Tax-Free Municipal Funds and Dreyfus Funds, Inc. (collectively, the “Board Group Open-End Funds”) attended, $2,500 for separate in-person committee meetings attended which were not held in conjunction with a regularly scheduled Board meeting and $2,000 for Board meetings and separate committee meetings attended

22

that were conducted by telephone. The Board Group Open-End Funds also reimbursed each Board member who is not an “interested person” of the Company (as defined in the Act) for travel and out-of-pocket expenses. With respect to Board meetings, the Chair of the Board received an additional 25% of such compensation (with the exception of reimbursable amounts).The Chair of each of the Board’s committees, unless the Chair also served as Chair of the Board, received $1,350 per applicable committee meeting. In the event that there was an in-person joint committee meeting or a joint telephone meeting of the Board Group Open-End Funds and Dreyfus High Yield Strategies Fund (“DHF”), $2,500 was allocated between the Board Group Open-End Funds and DHF.

Effective January 1, 2012, the Board Group Open-End Funds and DHF (collectively, the “Board Group Funds”) pays each Board member their respective allocated portions of an annual retainer of $85,000 and a fee of $10,000 for each regularly scheduled Board meeting attended ($75,000 and $8,000, respectively, in the aggregate, prior to January 1, 2012).With respect to the annual retainer and Board meetings of the Board Group Funds, the Chair of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts). Each Board member receives $2,500 for any separate in-person committee meetings attended, which are not held in conjunction with a regularly scheduled Board meeting, such amount to be allocated among the Board Group Funds, as applicable. In the event that there is a joint telephone meeting of the Board Group Funds, a fee of $2,000 is allocated among the applicable Board Group Funds, accordingly (prior to January 1, 2012, the fee allocated was $2,500 if the meeting included DHF).The Chair of each of the Board’s committees, unless the Chair also serves as Chair of the Board, receives $1,500 per applicable committee meeting. Each Emeritus Board member is entitled to receive an annual retainer of one-half the amount paid as a retainer at the time the Board member became Emeritus and a per meeting attended fee of one-half the amount paid to Board member.The Board Group Funds

The Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

also reimburse each Independent Board member and Emeritus Board member for travel and out-of-pocket expenses.These fees and expenses are charged and allocated to each series based on net assets.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, the fund may pay annually up to .10% of the value of the fund’s average daily net assets to compensate BNY Mellon and the Manager for shareholder servicing activities and the Distributor for shareholder servicing activities and expenses primarily intended to result in the sale of fund shares. During the period ended April 30, 2012, the fund was charged $258,309 pursuant to the Plan.

Under its terms, the Plans and Service Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of majority of those Directors who are not “interested persons” of the Company and who have no direct or indirect financial interest in the operation of or in any agreement related to the Plan or Service Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $390,840 and Rule 12b-1 distribution plan fees $44,472.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended April 30, 2012, amounted to $180,775,428 and $222,871,320, respectively.

At April 30, 2012, accumulated net unrealized appreciation on investments was $97,278,707, consisting of $105,840,753 gross unrealized appreciation and $8,562,046 gross unrealized depreciation.

At April 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

24

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on February 15-16, 2012, the Board considered the renewal of the fund’s Investment Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board considered information previously provided to them in presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and Dreyfus representatives confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

The Fund	25

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT
MANAGEMENT AGREEMENT (Unaudited) (continued)

The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2011, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.They also noted that performance generally should be considered over longer periods of time, although it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect disproportionately long-term performance. The Board discussed the results of the comparisons and noted that the fund’s total return performance was below the Performance Group and Performance Universe medians for the various periods. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.The Board noted that the fund outperformed or only slightly underperformed the benchmark index seven of the past ten calendar years, but underperformed

26

the index significantly in 2011. Dreyfus representatives discussed and expressed continued confidence in portfolio management’s investment approach notwithstanding recent investment results.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.Taking into consideration the fund’s “unitary” fee structure, the Board noted that the fund’s contractual management fee was above the Expense Group median, the fund’s actual management fee was above the Expense Group and Expense Universe medians and the fund’s total expense ratio was at the Expense Group median and below the Expense Universe median.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure.The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus.The Board previously had been provided with information prepared by an independent consulting

The Fund	27

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT
MANAGEMENT AGREEMENT (Unaudited) (continued)

firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of their evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board agreed to closely monitor performance.

28

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

The Fund	29

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
13	Financial Highlights
15	Notes to Financial Statements
23	Information About the Renewal of the Fund’s Investment Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus
Money Market Reserves

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Money Market Reserves, covering the six-month period from November 1, 2011, through April 30, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. financial markets encountered heightened volatility during the second half of 2011, particularly when investors fled riskier assets due to macroeconomic concerns ranging from an unprecedented downgrade of long-term U.S. debt securities to the resurgence of the sovereign debt crisis in Europe.These developments triggered a rally among traditional safe havens, such as U.S. government securities. Better economic news derailed the fixed-income rally in the fall, but an aggressively accommodative monetary policy from the Federal Reserve Board (the “Fed”) prevented yields from rising appreciably over the remainder of the reporting period. In the midst of this turmoil affecting longer-term securities, money market instruments remained stable and anchored near zero percent, as the Fed continued to maintain its target for short-term interest rates at historically low levels.

Our economic forecast calls for near-trend growth over the remainder of 2012, and we expect the United States to continue to post better economic data than most of the rest of the developed world. An aggressively accommodative monetary policy, pent-up demand in several industry groups and gradual improvement in housing prices appear likely to balance risks stemming from the ongoing European debt crisis and volatile energy prices. As always, we encourage you to talk with your financial adviser about how these developments may affect your investments.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
May 15, 2012

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2011, through April 30, 2012, as provided by Patricia A. Larkin, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended April 30, 2012, Dreyfus Money Market Reserves’ Investor shares produced an annualized yield of 0.00%, and Class R shares produced an annualized yield of 0.00%. Taking into account the effects of compounding, the fund’s Investor shares and Class R shares also produced annualized effective yields of 0.00% and 0.00%, respectively.1

Yields of money market instruments remained near historical lows during the reporting period despite stronger economic growth, as the Federal Reserve Board (the “Fed”) left short-term interest rates unchanged in a range between 0% and 0.25%.

The Fund’s Investment Approach

The fund seeks a high level of current income consistent with stability of principal.To pursue its goal, the fund invests in a diversified portfolio of high-quality, short-term debt securities, including: securities issued or guaranteed by the U.S. government or its agencies and instrumentalities; certificates of deposit, time deposits, bankers’ acceptances and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches; repurchase agreements; asset-backed securities; domestic and dollar-denominated foreign commercial paper; and other short-term corporate obligations, including those with floating or variable rates of interest.

Better Economic Conditions Cheered Investors

The reporting period began in the wake of heightened volatility in most financial markets, as investors responded nervously to an ongoing sovereign debt crisis in Europe and an unprecedented downgrade of one

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

agency’s credit rating on long-term U.S. debt securities. However, the agency’s rating on short-term government debt, including securities purchased by many money market funds, was left unchanged.

November saw a steep decline in the unemployment rate from 9.0% to 8.6%, orders and production in the manufacturing sector accelerated and data from retailers suggested that consumers were spending more freely in the opening weeks of the 2011 holiday season. December witnessed more economic improvement, including an unemployment rate of 8.5%, while consumer confidence climbed to an eight-month high. Additionally, the U.S. economy grew at a respectable 3.0% annualized rate during the fourth quarter of 2011.

The upward trend in economic data persisted in January 2012. Most notably, the unemployment rate fell to 8.3% amid a net gain of 243,000 jobs. Even the long-depressed housing market showed signs of life, as it was announced that existing home sales posted a 5% gain in December 2011. In February, new reports suggested that the U.S. economy continued to gain traction, with the private sector adding another 233,000 jobs and the unemployment rate holding steady. What’s more, retail and food service sales climbed 1.1% in February, according to the U.S. Department of Commerce, which many saw as a promising sign for a domestic economy fueled mainly by consumers.

The recovery appeared to continue in March. Despite a decrease to 120,000 new jobs created during the month, the unemployment rate inched lower to 8.2%, its lowest reading in more than three years.The manufacturing and service sectors expanded for the 32nd and 27th consecutive months, respectively. However, gasoline prices surged higher during March, contributing to a modest decline in consumer confidence.

The expansion of the U.S. economy appeared to moderate in April amid mixed data. Only 130,000 jobs were added to the labor force during the month, but the unemployment rate dipped slightly to 8.1%.

4

Manufacturing activity continued to increase, while the service sector posted relatively sluggish growth. It later was estimated that U.S. GDP growth slowed to a 2.2% annualized rate over the first quarter of 2011, due primarily to significant cuts in government spending.

Rates Likely to Stay Low

As has been the case for the past several years, yields of money market instruments remained near zero percent throughout the reporting period. In addition, yield differences along the market’s maturity spectrum remained relatively narrow, so it made little sense to incur the additional risks that longer-dated securities typically entail. Therefore, we continued to maintain the fund’s weighted average maturity in a range that was roughly in line with industry averages.

Despite recently encouraging signs of economic improvement, the Fed has repeatedly reiterated its intention to keep short-term interest rates near historical lows at least through late 2014. Consequently, we intend to maintain the fund’s focus on quality and liquidity.

May 15, 2012

An investment in the fund is not insured or guaranteed by the FDIC or any other government
agency.Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Short-term corporate, asset-backed securities holdings and municipal securities holdings (as applicable), while rated in the highest rating category by one or more NRSROs (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.
1	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.Yields provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, the fund’s yields would have been lower, and in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Money Market Reserves from November 1, 2011 to April 30, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2012
	Investor Shares	Class R Shares
Expenses paid per $1,000†	$1.14	$1.14
Ending value (after expenses)	$1,000.00	$1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2012
	Investor Shares	Class R Shares
Expenses paid per $1,000†	$1.16	$1.16
Ending value (after expenses)	$1,023.72	$1,023.72

† Expenses are equal to the fund’s annualized expense ratio of .23% for Investor shares and .23% for Class R shares, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
April 30, 2012 (Unaudited)

	Principal
Negotiable Bank Certificates of Deposit—33.6%	Amount ($)		Value ($)
Bank of Nova Scotia
0.55%, 5/1/12	10,000,000	[a]	10,000,000
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.36%, 7/5/12	10,000,000		10,000,000
Deutsche Bank AG (Yankee)
0.25%, 5/2/12	10,000,000		10,000,000
Nordea Bank Finland (Yankee)
0.24%, 8/9/12	9,190,000		9,190,254
Norinchukin Bank (Yankee)
0.45%, 6/13/12	10,000,000		10,000,000
Rabobank Nederland (Yankee)
0.29%, 6/20/12	10,000,000		10,000,000
Skandinaviska Enskilda Banken (Yankee)
0.47%, 7/26/12	10,000,000	[b]	10,000,000
Sumitomo Mitsui Banking Corporation (Yankee)
0.50%, 10/18/12	10,000,000	[b]	10,000,000
Sumitomo Trust and Banking Co. (Yankee)
0.43%, 5/2/12	10,000,000		10,000,000
Total Negotiable Bank Certificates of Deposit
(cost $89,190,254)			89,190,254

Commercial Paper—3.8%
Mizuho Funding LLC
0.36%, 7/16/12
(cost $9,992,400)	10,000,000	[b]	9,992,400

Asset-Backed Commercial Paper—15.1%
Collateralized Commercial Paper Program Co., LLC
0.30%, 5/1/12	10,000,000		10,000,000
CRC Funding
0.37%, 5/10/12	10,000,000	[b]	9,999,075
FCAR Owner Trust, Ser. II
0.29%, 6/6/12	10,000,000		9,997,100
Metlife Short Term Funding LLC
0.19%, 7/9/12	10,000,000	[b]	9,996,358
Total Asset-Backed Commercial Paper
(cost $39,992,533)			39,992,533

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Short-Term Bank Notes—3.8%	Amount ($)		Value ($)
Bank of America N.A.
0.48%, 5/3/12
(cost $10,000,000)	10,000,000	[a]	10,000,000

Time Deposits—13.6%
Canadian Imperial Bank of Commerce (Grand Cayman)
0.11%, 5/1/12	12,000,000		12,000,000
DnB Bank (Grand Cayman)
0.15%, 5/1/12	12,000,000		12,000,000
Royal Bank of Canada (Toronto)
0.10%, 5/1/12	12,000,000		12,000,000
Total Time Deposits
(cost $36,000,000)			36,000,000

U.S. Government Agency—3.8%
Federal National Mortgage Association
0.40%, 2/1/13
(cost $10,000,000)	10,000,000	[a,c]	10,000,000

U.S. Treasury Bills—11.3%
0.09%, 5/17/12
(cost $29,998,867)	30,000,000		29,998,867

Repurchase Agreements—15.1%
Goldman, Sachs & Co.
0.20%, dated 4/30/12, due 5/1/12 in the amount of
$10,000,056 (fully collateralized by $19,459,247
Government National Mortgage Association, 0%-4.50%,
due 11/16/31-3/20/40, value $10,200,000)	10,000,000		10,000,000

8

	Principal
Repurchase Agreements (continued)	Amount ($)	Value ($)
RBS Securities, Inc.
0.18%, dated 4/30/12, due 5/1/12 in the amount of
$30,000,150 (fully collateralized by $30,785,000
U.S. Treasury Notes, 1.25%, due 4/30/19,
value $30,602,136)	30,000,000	30,000,000
Total Repurchase Agreements
(cost $40,000,000)		40,000,000

Total Investments (cost $265,174,054)	100.1%	265,174,054
Liabilities, Less Cash and Receivables	(.1%)	(161,400)
Net Assets	100.0%	265,012,654

a Variable rate security—interest rate subject to periodic change.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At April 30, 2012, these securities amounted to $49,987,833 or 18.9% of net assets.
c The Federal Housing Finance Agency (“FHFA”) placed Federal Home Loan Mortgage Corporation and Federal
National Mortgage Association into conservatorship with FHFA as the conservator.As such, the FHFA oversees the continuing affairs of these companies.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Banking	54.8	Asset-Backed/Multi-Seller Programs	3.8
Repurchase Agreements	15.1	Asset-Backed/Single Seller	3.8
U.S. Government/Agency	15.1	Asset-Backed/Insurance	3.7
Asset-Backed/Banking	3.8		100.1

† Based on net assets.
See notes to financial statements.

The Fund	9

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2012 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of
Investments (including Repurchase
Agreement of $40,000,000)—Note 1(b)	265,174,054	265,174,054
Cash		180,168
Interest receivable		51,482
		265,405,704
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		56,207
Payable for shares of Capital Stock redeemed		336,836
Dividend payable		7
		393,050
Net Assets ($)		265,012,654
Composition of Net Assets ($):
Paid-in capital		265,012,654
Net Assets ($)		265,012,654

Net Asset Value Per Share
	Investor Shares	Class R Shares
Net Assets ($)	204,830,224	60,182,430
Shares Outstanding	204,830,223	60,182,430
Net Asset Value Per Share ($)	1.00	1.00
See notes to financial statements.

10

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2012 (Unaudited)

Investment Income ($):
Interest Income	327,875
Expenses:
Management fee—Note 2(a)	708,128
Distribution fees (Investor Shares)—Note 2(b)	211,510
Directors’ fees—Note 2(a)	8,892
Total Expenses	928,530
Less—reduction in expenses due to undertaking—Note 2(a)	(592,271)
Less—Directors’ fees reimbursed by the Manager—Note 2(a)	(8,892)
Net Expenses	327,367
Investment Income—Net, representing net increase
in net assets resulting from operations	508

See notes to financial statements.

The Fund	11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2012	Year Ended
	(Unaudited)	October 31, 2011
Operations ($):
Investment Income—Net, representing
net increase in net assets resulting
from operations	508	155
Dividends to Shareholders from ($):
Investment income—net:
Investor Shares	(384)	(1,025)
Class R Shares	(124)	(670)
Total Dividends	(508)	(1,695)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold:
Investor Shares	114,133,081	320,251,450
Class R Shares	88,075,088	338,499,672
Dividends reinvested:
Investor Shares	381	1,162
Class R Shares	48	484
Cost of shares redeemed:
Investor Shares	(117,978,298)	(440,382,061)
Class R Shares	(108,678,063)	(398,562,474)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(24,447,763)	(180,191,767)
Total Increase (Decrease) in Net Assets	(24,447,763)	(180,193,307)
Net Assets ($):
Beginning of Period	289,460,417	469,653,724
End of Period	265,012,654	289,460,417
See notes to financial statements.

12

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
	April 30, 2012			Year Ended October 31,
Investor Shares	(Unaudited)	2011		2010		2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00		1.00		1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.000	[a]	.000	[a]	.003	.028	.046
Distributions:
Dividends from
investment income—net	(.000)[a]	(.000)[a] (.000)			[a]	(.003)	(.028)	(.046)
Net asset value, end of period	1.00	1.00		1.00		1.00	1.00	1.00
Total Return (%)	.00[b,c]	.00	[b]	.00	[b]	.30	2.87	4.75
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.71[c]	.71		.71		.75	.71	.71
Ratio of net expenses
to average net assets	.23[c]	.24		.29		.66	.70	.70
Ratio of net investment income
to average net assets	.00[b,c]	.00	[b]	.00	[b]	.32	2.80	4.65
Net Assets, end of period
($ x 1,000)	204,830 208,675			328,806		355,337	408,547	352,108

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.
c	Annualized.
See notes to financial statements.

The Fund	13

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
	April 30, 2012			Year Ended October 31,
Class R Shares	(Unaudited)	2011		2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00		1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.000	[a]	.000[a]	.004	.030	.048
Distributions:
Dividends from
investment income—net	(.000)[a] (.000)[a]			(.000)[a]	(.004)	(.030)	(.048)
Net asset value, end of period	1.00	1.00		1.00	1.00	1.00	1.00
Total Return (%)	.00[b,c]	.00	[b]	.00[b]	.43	3.07	4.96
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.51[c]	.51		.51	.55	.51	.51
Ratio of net expenses
to average net assets	.23[c]	.24		.29	.52	.50	.50
Ratio of net investment income
to average net assets	.00[b,c]	.00	[b]	.00[b]	.47	3.03	4.85
Net Assets, end of period
($ x 1,000)	60,182	80,785		140,848	155,333	186,972	162,075

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.
c	Annualized.
See notes to financial statements.

14

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Money Market Reserves (the “fund”) is a separate diversified series of The Dreyfus/Laurel Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering ten series including the fund.The fund’s investment objective is to seek a high level of current income consistent with stability of principal.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge.The fund is authorized to issue 2 billion shares of $.001 par value Capital Stock in each of the following classes of shares: Investor and Class R. Investor shares are sold primarily to retail investors and bear a distribution fee. Class R shares are sold primarily to bank trust departments and other financial service providers (includingThe Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus) acting on behalf of customers having a qualified trust or investment account or relationship at such institution, and bear no distribution fee. Each class of shares has identical rights and privileges, except with respect to the distribution fee and voting rights on matters affecting a single class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00 for the fund; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S.

The Fund	15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

16

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2012 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	265,174,054
Level 3—Significant Unobservable Inputs	—
Total	265,174,054
† See Statement of Investments for additional detailed categorizations.

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS.ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition,ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

The Fund	17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost.

The fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the fund, through its custodian and sub-custodian, takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the fund’s holding period.This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund’s holding period.The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligation, including interest. In the event of a counterparty default, the fund has the right to use the collateral to offset losses incurred. There is potential loss to the fund in the event the fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the fund seeks to assert its rights.The Manager, acting under the supervision of the Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the fund enters into repurchase agreements to evaluate potential risks.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net; such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

18

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interest of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended October 31, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2011 was all ordinary income.The tax character of current year distributions will be determined at the end of the current fiscal year.

At April 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Investment Management Fee and Other Transactions With Affiliates:

(a) Pursuant to an investment management agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund.The Manager also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .50% of the value of the fund’s average

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

daily net assets. Out of its fee, the Manager pays all of the expenses of the fund except brokerage fees, taxes, interest, Rule 12b-1 distribution fees, servicing fees and expenses, fees and expenses of non-interested Directors (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Directors (including counsel fees). Prior to January 1, 2012, each Board member who is not an “interested person” of the Company (as defined in the Act) received $60,000 per annum, plus $7,000 per joint Board meeting of the Company, Dreyfus Investment Funds,The Dreyfus/Laurel Funds Trust, The Dreyfus/Laurel Tax-Free Municipal Funds and Dreyfus Funds, Inc. (collectively, the “Board Group Open-End Funds”) attended, $2,500 for separate in-person committee meetings attended which were not held in conjunction with a regularly scheduled Board meeting and $2,000 for Board meetings and separate committee meetings attended that were conducted by telephone.The Board Group Open-End Funds also reimbursed each Board member who is not an “interested person” of the Company (as defined in the Act) for travel and out-of-pocket expenses. With respect to Board meetings, the Chair of the Board received an additional 25% of such compensation (with the exception of reimbursable amounts). The Chair of each of the Board’s committees, unless the Chair also served as Chair of the Board, received $1,350 per applicable committee meeting. In the event that there was an in-person joint committee meeting or a joint telephone meeting of the Board Group Open-End Funds and Dreyfus High Yield Strategies Fund (“DHF”), $2,500 was allocated between the Board Group Open-End Funds and DHF.

Effective January 1, 2012, the Board Group Open-End Funds and DHF (collectively, the “Board Group Funds”) pays each Board member their respective allocated portions of an annual retainer of $85,000 and a fee of $10,000 for each regularly scheduled Board meeting attended ($75,000 and $8,000, respectively, in the aggregate, prior to January 1, 2012).With respect to the annual retainer and Board meetings of the Board Group Funds, the Chair of the Board receives an

20

additional 25% of such compensation (with the exception of reimbursable amounts). Each Board member receives $2,500 for any separate in-person committee meetings attended, which are not held in conjunction with a regularly scheduled Board meeting, such amount to be allocated among the Board Group Funds, as applicable. In the event that there is a joint telephone meeting of the Board Group Funds, a fee of $2,000 is allocated among the applicable Board Group Funds, accordingly (prior to January 1, 2012, the fee allocated was $2,500 if the meeting included DHF). The Chair of each of the Board’s committees, unless the Chair also serves as Chair of the Board, receives $1,500 per applicable committee meeting. Each Emeritus Board member is entitled to receive an annual retainer of one-half the amount paid as a retainer at the time the Board member became Emeritus and a per meeting attended fee of one-half the amount paid to Board members. The Board Group Funds also reimburse each Independent Board member and Emeritus Board members for travel and out-of-pocket expenses.These fees and expenses are charged and allocated to each series based on net assets.

The Manager has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time,This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $495,648 for Investor shares and $96,623 for Class R shares during the period ended April 30, 2012.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Investor shares may pay annually up to .25% (currently limited by the Company’s Board of Directors to .20%) of the value of the average daily net assets attributable to its Investor shares to compensate the Distributor for shareholder servicing activities and expenses primarily intended to result in the sale of Investor shares. During the period ended April 30, 2012, Investor shares were charged $211,510 pursuant to the Plan.

The Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Under its terms, the Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Directors who are not “interested persons” of the Company and who have no direct or indirect financial interest in the operation of or in any agreement related to the Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $105,899 and Rule 12b-1 distribution plan fees $33,456, which are offset against an expense reimbursement currently in effect in the amount of $83,148.

22

INFORMATION ABOUT THE RENEWAL OF THE FUND’S

INVESTMENT MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on February 15-16, 2012, the Board considered the renewal of the fund’s Investment Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board considered information previously provided to them in presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and Dreyfus representatives confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

The Fund	23

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT
MANAGEMENT AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2011, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was at or below (by one or two basis points) the Performance Group medians for the various periods and the fund’s total return performance was variously above and below (by one or two basis points) the Performance Universe medians for the various periods.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.Taking into consideration the fund’s “unitary” fee structure, the Board noted that the fund’s contractual management fee was above the Expense Group median, the fund’s actual management fee was above the Expense Group median and below the Expense Universe median and the fund’s

24

total expense ratio was below the Expense Group and Expense Universe medians. The Board also considered the current fee waiver and expense reimbursement arrangement undertaken by Dreyfus.

Dreyfus representatives reviewed with the Board the management or investment advisory fees paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure.The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus.The Board also noted the fee waiver and expense reimbursement arrangement and its effect on Dreyfus’ profitability. The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of their evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the

The Fund	25

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT
MANAGEMENT AGREEMENT (Unaudited) (continued)

fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with the fund’s relative performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

26

The Board considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

The Fund	27

NOTES

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statement of Changes in Net Assets
15	Financial Highlights
18	Notes to Financial Statements
29	Information About the Renewal of the Fund’s Investment Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus
Small Cap Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Small Cap Fund, covering the six-month period from November 1, 2011, through April 30, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. stock markets had stabilized at the start of the reporting period in the wake of sharp declines stemming from the sovereign debt crisis in Europe, an unprecedented downgrade of long-term U.S. debt securities and disappointing economic data. Fortunately, employment gains, increased manufacturing activity and other positive economic news over the final months of 2011 alleviated investors’ most serious concerns, and better business fundamentals during the first four months of 2012 sparked strong market rallies.As a result, most broad measures of U.S. stock market performance produced double-digit gains for the reporting period.

Our economic forecast calls for near-trend growth over the remainder of 2012, and we expect the United States to continue to post better economic data than most of the rest of the developed world. An aggressively accommodative monetary policy, pent-up demand in several industry groups and gradual improvement in housing prices appear likely to balance risks stemming from the ongoing European debt crisis and volatile energy prices. As always, we encourage you to talk with your financial adviser about how these developments may affect your investments.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
May 15, 2012

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2011, through April 30, 2012, as provided by David A. Daglio, Primary Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended April 30, 2012, Dreyfus Small Cap Fund’s Class A shares produced a total return of 12.77%, Class C shares returned 12.33% and Class I shares returned 12.93%.1 In comparison, the fund’s benchmark, the Russell 2000 Index (the “Index”), produced a total return of 11.02%.2

Improving economic fundamentals lifted U.S. stocks during the reporting period, with small-cap companies averaging slightly weaker returns than their larger-cap counterparts. The fund delivered better performance than its benchmark mainly due to the success of our stock selection strategy in the consumer discretionary, basic materials and technology sectors.

The Fund’s Investment Approach

The fund seeks capital appreciation. To pursue this goal, the fund normally invests at least 80% of its net assets in stocks of small U.S. companies within the market capitalization range of the Russell 2000 at the time of purchase.We select stocks using a disciplined, “bottom-up” investment process that relies on proprietary fundamental research. Elements of the process include analysis of mid-cycle business prospects, estimation of the intrinsic value of the company and the identification of a revaluation trigger.The fund’s sector weightings and risk characteristics are a result of this bottom-up process and may vary from those of the benchmark at any given time.

A Recovering U.S. Economy Bolstered Stock Prices

While the pace of U.S. economic growth remained moderate throughout the reporting period, domestic stocks were supported by evidence of improving employment trends and rising levels of spending by consumers and businesses. The temporary easing of global concerns, particularly related to Europe’s ongoing debt crisis, further buoyed investor confi-

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

dence, shifting the market’s focus from headline-driven risk aversion to a more balanced view of individual companies’ fundamental strengths and weaknesses. Given the strong earnings and revenues posted by a wide range of companies, this environment supported gains in most areas of the U.S. stock market. Only the energy sector produced negative absolute returns for the benchmark during the reporting period, as flattening petroleum prices and falling natural gas prices weighed on some companies’ profits. Conversely, the market’s greatest gains were concentrated in areas considered more sensitive to economic conditions, such as the consumer discretionary and information technology sectors.

Successful Stock Selections Enhanced the Fund’s Returns

With investor confidence improving and a more rational investment environment predominating during the reporting period, the fund’s returns benefited from our disciplined investment process and our focus on longer-term corporate prospects. The fund achieved some of its better relative performance in the consumer discretionary sector. Apparel designer Liz Claiborne rose sharply after the company sold some of its mature brands, including its namesake, to focus on faster-growing product lines such as Kate Spade, Lucky Jeans and Juicy Couture. During the period, home builders Meritage Homes and Standard Pacific announced strong new-order growth and rising average selling prices as a result of an upswing in local housing markets. Two of the fund’s newer holdings in the gaming equipment area, Shuffle Master and Bally Technologies, appreciated when a robust flow of new orders produced better-than-expected earnings.

The fund also outperformed its benchmark in the basic materials and information technology sectors. The fund’s position in chemicals and housing materials maker Georgia Gulf nearly doubled in value after an attractive takeover offer for the company, while carbon fiber products maker Zoltek benefited from higher quarterly earnings. In the information technology sector, several holdings that had suffered during the 2011 market downturn bounced back, including automotive inventory management software maker DealerTrack Holdings, which saw growing demand for its services, and mobile marketing services provider Velti, which continued to achieve broad penetration of the U.S. marketplace.

4

The only segment in which the fund materially underperformed its benchmark proved to be the industrials sector, where two individual holdings produced disappointing results. Commercial vehicle parts maker Meritor declined when expected cost savings and margin improvement failed to materialize in the wake of the company’s recent reorganization. Geospatial information provider GeoEye was hurt by a slowdown in defense orders and the company’s vulnerability to further defense cuts.

Attractive Opportunities in Small-Cap U.S. Stocks

While we remain watchful for the potential impact of negative economic developments in Europe on U.S. stocks, we remain confident in our long-term investment approach. We believe that, as of the end of the reporting period, the U.S. market remains reasonably valued, offering relatively attractive investment opportunities compared to the world’s other industrialized economies. Our fundamentals-based investment process has led us to invest a relatively large percentage of the fund’s assets in individual companies in the industrial, technology and consumer discretionary sectors. By contrast, we have identified relatively few attractive investments in the consumer staples and utilities areas.

May 15, 2012

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period.
Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
Small companies carry additional risks because their earnings and revenues tend to be less predictable and their share prices more volatile than those of larger, more established companies.The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund’s ability to sell these securities.
1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2	SOURCE: LIPPER INC. — Reflects the reinvestment of dividends and, where applicable, capital gain distributions.The Russell 2000 Index is an unmanaged index of small-cap stock performance and is composed of the 2,000 smallest companies in the Russell 3000 Index.The Russell 3000
Index is composed of the 3,000 largest U.S. companies based on total market capitalization.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Small Cap Fund from November 1, 2011 to April 30, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2012
	Class A	Class C	Class I
Expenses paid per $1,000†	$7.99	$11.93	$6.67
Ending value (after expenses)	$1,127.70	$1,123.30	$1,129.30

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2012
	Class A	Class C	Class I
Expenses paid per $1,000†	$7.57	$11.31	$6.32
Ending value (after expenses)	$1,017.35	$1,013.63	$1,018.60

Expenses are equal to the fund’s annualized expense ratio of 1.51% for Class A, 2.26% for Class C and 1.26% for Class I, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
April 30, 2012 (Unaudited)

Common Stocks—99.3%	Shares	Value ($)
Consumer Discretionary—30.4%
American Axle & Manufacturing Holdings	20,529 [a]	198,926
Bally Technologies	13,550 [a]	657,853
Dana Holding	61,800	903,516
DFC Global	19,830[a]	346,629
Equifax	19,320	885,242
Express	11,140[a]	263,127
Gordmans Stores	9,040[a]	192,010
Group 1 Automotive	4,080	236,150
ICF International	28,170 [a]	702,560
Jones Group	84,260	945,397
Liz Claiborne	136,681 [a]	1,831,525
Meritage Homes	41,070[a]	1,165,977
Mohawk Industries	10,120[a]	678,242
Newell Rubbermaid	15,050	273,910
Saks	26,690[a,b]	292,522
ScanSource	36,490[a]	1,202,710
Scientific Games, Cl. A	43,290 [a]	439,826
Shuffle Master	44,180[a]	780,661
Standard Pacific	190,410 [a,b]	963,475
Steelcase, Cl. A	71,970	621,821
Tower International	26,360[a]	280,470
TrueBlue	12,350[a]	213,161
Williams-Sonoma	28,860	1,116,593
Wright Express	20,080[a]	1,281,506
		16,473,809
Consumer Staples—.4%
Dole Food	22,880[a,b]	194,022
Energy—6.0%
Approach Resources	21,400[a,b]	767,832
Endeavour International	24,290 [a,b]	303,139
Gulfport Energy	33,010[a]	865,192
Petroleum Development	5,650 [a]	194,304
Pioneer Natural Resources	2,460	284,917
SandRidge Energy	105,560 [a,b]	843,424
		3,258,808

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Financial—14.3%
Arthur J. Gallagher & Co.	18,280	686,597
Brown & Brown	53,340	1,438,580
Employers Holdings	33,460	579,527
First Commonwealth Financial	101,640	653,545
Hancock Holding	10,740	345,613
Jones Lang LaSalle	12,400	991,256
LPL Investment Holdings	17,460 [a]	626,639
Nelnet, Cl. A	21,280	549,450
Och-Ziff Capital Management Group, Cl. A	52,040	456,911
Portfolio Recovery Associates	14,700[a]	1,011,654
Starwood Property Trust	20,900[c]	436,183
		7,775,955
Health Care—8.1%
Align Technology	32,600[a]	1,033,746
Emergent BioSolutions	67,360 [a]	947,082
Hanger Orthopedic Group	61,030 [a]	1,437,257
Merit Medical Systems	11,910[a]	157,450
Sagent Pharmaceuticals	11,300 [b]	203,287
Salix Pharmaceuticals	12,830 [a]	633,802
		4,412,624
Industrial—15.2%
Columbus McKinnon	19,800 [a]	293,634
Con-way	26,520	861,900
Encore Wire	11,046	281,563
Granite Construction	33,810	941,270
Herman Miller	18,140	354,274
Hubbell, Cl. B	4,430	355,463
Landstar System	19,340	1,036,044
Orion Marine Group	28,460 [a]	196,943

8

Common Stocks (continued)	Shares	Value ($)
Industrial (continued)
Oshkosh	24,200[a]	552,486
Polypore International	8,010 [a,b]	299,174
Trinity Industries	33,310	985,976
UTi Worldwide	94,320	1,572,315
Watts Water Technologies, Cl. A	13,160	484,551
		8,215,593
Information Technology—19.3%
Applied Micro Circuits	157,100 [a]	876,618
Brocade Communications Systems	89,860 [a]	497,825
CoreLogic	34,260[a]	572,142
CSG Systems International	49,700 [a]	715,680
DealerTrack Holdings	54,570 [a]	1,627,823
JDS Uniphase	67,640[a]	821,826
Kenexa	14,630[a]	477,962
MICROS Systems	20,990[a]	1,192,862
Microsemi	45,710[a]	983,679
Skyworks Solutions	28,760[a]	780,546
Take-Two Interactive Software	33,690 [a]	475,029
Velti	85,600[a,b]	1,022,920
Vishay Intertechnology	36,950 [a]	414,579
		10,459,491
Materials—5.6%
Georgia Gulf	34,630[a]	1,227,634
Innospec	13,980[a]	422,615
Omnova Solutions	38,870 [a]	304,741
Zoltek	99,730[a,b]	1,100,022
		3,055,012
Total Common Stocks
(cost $50,036,510)		53,845,314

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral
for Securities Loaned—9.0%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $4,845,316)	4,845,316[d]	4,845,316
Total Investments (cost $54,881,826)	108.3%	58,690,630
Liabilities, Less Cash and Receivables	(8.3%)	(4,482,191)
Net Assets	100.0%	54,208,439

a Non-income producing security.
b Security, or portion thereof, on loan.At April 30, 2012, the value of the fund’s securities on loan was $4,726,667 and the value of the collateral held by the fund was $4,845,316.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Consumer Discretionary	30.4	Health Care	8.1
Information Technology	19.3	Energy	6.0
Industrial	15.2	Materials	5.6
Financial	14.3	Consumer Staples	.4
Money Market Investment	9.0		108.3

† Based on net assets.
See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2012 (Unaudited)

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $4,726,667)—Note 1(b):
Unaffiliated issuers		50,036,510	53,845,314
Affiliated issuers		4,845,316	4,845,316
Cash			7,564
Receivable for investment securities sold			779,515
Receivable for shares of Capital Stock subscribed			117,524
Dividends and securities lending income receivable			8,591
			59,603,824
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)			69,296
Liability for securities on loan—Note 1(b)			4,845,316
Payable for investment securities purchased			444,500
Payable for shares of Capital Stock redeemed			35,636
Accrued expenses			637
			5,395,385
Net Assets ($)			54,208,439
Composition of Net Assets ($):
Paid-in capital			185,346,483
Accumulated Investment (loss)—net			(302,042)
Accumulated net realized gain (loss) on investments			(134,644,806)
Accumulated net unrealized appreciation
(depreciation) on investments			3,808,804
Net Assets ($)			54,208,439

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	40,807,945	6,394,221	7,006,273
Shares Outstanding	2,539,012	438,513	426,692
Net Asset Value Per Share ($)	16.07	14.58	16.42

See notes to financial statements.

The Fund	11

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2012 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	129,549
Affiliated issuers	166
Income from securities lending—Note 1(b)	9,864
Total Income	139,579
Expenses:
Management fee—Note 3(a)	357,331
Distribution and service plan fees—Note 3(b)	82,869
Directors’ fees—Note 3(a)	1,816
Interest expense—Note 2	1,216
Loan commitment fees—Note 2	205
Total Expenses	443,437
Less—Directors’ fees reimbursed by the Manager—Note 3(a)	(1,816)
Net Expenses	441,621
Investment (Loss)—Net	(302,042)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	634,944
Net unrealized appreciation (depreciation) on investments	6,181,662
Net Realized and Unrealized Gain (Loss) on Investments	6,816,606
Net Increase in Net Assets Resulting from Operations	6,514,564

See notes to financial statements.

12

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2012	Year Ended
	(Unaudited)[a]	October 31, 2011
Operations ($):
Investment (loss)—net	(302,042)	(424,285)
Net realized gain (loss) on investments	634,944	7,700,390
Net unrealized appreciation
(depreciation) on investments	6,181,662	(6,469,033)
Net Increase (Decrease) in Net Assets
Resulting from Operations	6,514,564	807,072
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	5,369,297	12,771,446
Class B Shares	—	5,159
Class C Shares	150,786	290,787
Class I Shares	561,644	4,430,844
Cost of shares redeemed:
Class A Shares	(12,144,142)	(19,368,165)
Class B Shares	(326,111)	(2,490,066)
Class C Shares	(863,751)	(2,096,120)
Class I Shares	(10,359,813)	(6,389,249)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(17,612,090)	(12,845,364)
Total Increase (Decrease) in Net Assets	(11,097,526)	(12,038,292)
Net Assets ($):
Beginning of Period	65,305,965	77,344,257
End of Period	54,208,439	65,305,965
Accumulated investment (loss)—net	(302,042)	—

The Fund	13

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	April 30, 2012	Year Ended
	(Unaudited)[a]	October 31, 2011
Capital Share Transactions:
Class Ab
Shares sold	359,004	812,956
Shares redeemed	(835,433)	(1,238,499)
Net Increase (Decrease) in Shares Outstanding	(476,429)	(425,543)
Class Bb
Shares sold	—	350
Shares redeemed	(23,072)	(167,801)
Net Increase (Decrease) in Shares Outstanding	(23,072)	(167,451)
Class C
Shares sold	11,559	20,718
Shares redeemed	(62,554)	(148,296)
Net Increase (Decrease) in Shares Outstanding	(50,995)	(127,578)
Class I
Shares sold	35,052	281,819
Shares redeemed	(686,443)	(401,173)
Net Increase (Decrease) in Shares Outstanding	(651,391)	(119,354)

a	Effective as of the close of business on March 13, 2012, the fund no longer offers Class B shares.
b	During the period ended April 30, 2012, 10,486 Class B shares representing $150,445 were automatically converted to 9,519 Class A shares and during the period ended October 31, 2011, 41,299 Class B shares representing $612,291 were automatically converted to 37,736 Class A shares.
See notes to financial statements.

14

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
	April 30, 2012		Year Ended October 31,
Class A Shares	(Unaudited)	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	14.25	14.32	11.65	12.09	22.34	23.55
Investment Operations:
Investment income (loss)—net[a]	(.08)	(.08)	.01	.12	.06	.06
Net realized and unrealized
gain (loss) on investments	1.90	.01	2.77	(.44)	(7.11)	.72
Total from
Investment Operations	1.82	(.07)	2.78	(.32)	(7.05)	.78
Distributions:
Dividends from
investment income—net	—	—	(.11)	(.12)	—	(.02)
Dividends from net realized
gain on investments	—	—	—	—	(3.20)	(1.97)
Total Distributions	—	—	(.11)	(.12)	(3.20)	(1.99)
Net asset value, end of period	16.07	14.25	14.32	11.65	12.09	22.34
Total Return (%)[b]	12.77[c]	(.49)	23.97	(2.56)	(35.70)	3.42
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.51[d]	1.51	1.50	1.51	1.51	1.50
Ratio of net expenses
to average net assets	1.51[d]	1.43	1.32	1.36	1.36	1.42
Ratio of net investment income
(loss) to average net assets	(1.02)[d]	(.52)	.05	1.14	.34	.27
Portfolio Turnover Rate	32.34[c]	93.87	206.27	97.34	78.10	66.35
Net Assets, end of period
($ x 1,000)	40,808	42,981	49,285	42,115	77,814	223,590

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
See notes to financial statements.

The Fund	15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
	April 30, 2012		Year Ended October 31,
Class C Shares	(Unaudited)	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	12.98	13.14	10.71	11.07	20.89	22.28
Investment Operations:
Investment income (loss)—net[a]	(.12)	(.18)	(.08)	.03	(.06)	(.10)
Net realized and unrealized
gain (loss) on investments	1.72	.02	2.54	(.39)	(6.56)	.68
Total from
Investment Operations	1.60	(.16)	2.46	(.36)	(6.62)	.58
Distributions:
Dividends from
investment income—net	—	—	(.03)	—	—	—
Dividends from net realized
gain on investments	—	—	—	—	(3.20)	(1.97)
Total Distributions	—	—	(.03)	—	(3.20)	(1.97)
Net asset value, end of period	14.58	12.98	13.14	10.71	11.07	20.89
Total Return (%)[b]	12.33[c]	(1.22)	23.15	(3.34)	(36.19)	2.65
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.26[d]	2.26	2.25	2.26	2.26	2.25
Ratio of net expenses
to average net assets	2.26[d]	2.18	2.07	2.11	2.11	2.17
Ratio of net investment income
(loss) to average net assets	(1.77)[d]	(1.26)	(.66)	.37	(.43)	(.48)
Portfolio Turnover Rate	32.34[c]	93.87	206.27	97.34	78.10	66.35
Net Assets, end of period
($ x 1,000)	6,394	6,353	8,108	8,145	11,935	34,161

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
See notes to financial statements.

16

Six Months Ended
	April 30, 2012		Year Ended October 31,
Class I Shares	(Unaudited)	2011	2010	2009	2008	2007[a]
Per Share Data ($):
Net asset value,
beginning of period	14.54	14.57	11.86	12.33	22.72	23.92
Investment Operations:
Investment income (loss)—net[b]	(.05)	(.04)	.05	.15	.11	.13
Net realized and unrealized
gain (loss) on investments	1.93	.01	2.80	(.45)	(7.26)	.72
Total from
Investment Operations	1.88	(.03)	2.85	(.30)	(7.15)	.85
Distributions:
Dividends from
investment income—net	—	—	(.14)	(.17)	(.04)	(.08)
Dividends from net realized
gain on investments	—	—	—	—	(3.20)	(1.97)
Total Distributions	—	—	(.14)	(.17)	(3.24)	(2.05)
Net asset value, end of period	16.42	14.54	14.57	11.86	12.33	22.72
Total Return (%)	12.93[c]	(.21)	24.37	(2.34)	(35.57)	3.68
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.26[d]	1.26	1.25	1.26	1.26	1.25
Ratio of net expenses
to average net assets	1.26[d]	1.18	1.07	1.11	1.11	1.16
Ratio of net investment income
(loss) to average net assets	(.76)[d]	(.25)	.40	1.48	.62	.57
Portfolio Turnover Rate	32.34[c]	93.87	206.27	97.34	78.10	66.35
Net Assets, end of period
($ x 1,000)	7,006	15,673	17,449	24,761	68,233	263,262

a	Effective June 1, 2007, Class R shares were redesignated as Class I shares.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.
See notes to financial statements.

The Fund	17

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Small Cap Fund (the “fund”) is a separate diversified series of The Dreyfus/Laurel Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering ten series, including the fund. The fund’s investment objective is to seek capital appreciation.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue 600 million shares of $.001 par value shares of Capital Stock.The fund currently offers three classes of shares: Class A (400 million shares authorized), Class C (100 million shares authorized) and Class I (100 million shares authorized). Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear a distribution fee and/or service fee. Class A shares are sold with a front end sales charge, while Class C are subject to a contingent deferred sales charge (“CDSC”). Class I shares are sold primarily to bank trust departments and other financial services providers (includingThe Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, and its affiliates) acting on behalf of customers having a qualified or investment account or relationship at such institution, and bear no distribution or service fee. Class I shares are offered without a front-end sales charge or CDSC.The Board of Directors approved, effective as of the close of business on March 13, 2012, the transfer of shares authorized from Class B to Class A shares. Class B shares were subject to a CDSC imposed on Class B share redemptions made within six years of purchase and automatically converted to Class A shares after six years.The fund no longer offers Class B shares. Effective March 13, 2012, all out-

18

standing Class B shares were automatically converted to Class A shares. Each class of shares has identical rights and privileges, except with respect to distribution and service fees and voting rights on matters affecting a single class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. Utilizing these

20

techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2012 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities
Equity Securities—
Domestic†	51,250,079	—	—	51,250,079
Equity Securities—
Foreign†	2,595,235	—	—	2,595,235
Mutual Funds	4,845,316	—	—	4,845,316
† See Statement of Investments for additional detailed categorizations.

The Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common FairValue Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the funds policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S.

22

Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended April 30, 2012,The Bank of New York Mellon earned $4,227 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Other investment companies advised by Dreyfus are considered to be “affiliated” with the fund.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended April 30, 2012 were as follows:

Affiliated
Investment	Value				Value		Net
Company	10/31/2011	($)	Purchases ($)	Sales ($)	4/30/2012	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	1,189,731		8,434,092	9,623,823	—		—
Dreyfus
Institutional
Cash
Advantage
Fund	12,676,147		18,540,107	26,370,938	4,845,316		9.0
Total	13,865,878		26,974,199	35,994,761	4,845,316		9.0

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is

The Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended October 31, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $135,255,852 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2011. If not applied, $69,009,293 of the carryover expires in fiscal 2016 and $66,246,559 expires in fiscal 2017.

24

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended April 30, 2012 was approximately $199,500, with a related weighted average annualized interest rate of 1.23%.

NOTE 3—Investment Management Fee and Other Transactions With Affiliates:

(a) Pursuant to an investment management agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund.The Manager also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of 1.25% of the value of the fund’s average daily net assets. Out of its fee, the Manager pays all of the expenses of the fund except brokerage fees, taxes, interest expense, commitment fees, Rule 12b-1 distribution fees and expenses, service fees, fees and expenses of non-interested Directors (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Directors (including counsel fees). Prior to January 1, 2012, each Board member who is not an “interested person” of the

The Fund	25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Company (as defined in the Act) received $60,000 per annum, plus $7,000 per joint Board meeting of the Company, Dreyfus Investment Funds, The Dreyfus/Laurel Funds Trust, The Dreyfus/Laurel Tax-Free Municipal Funds and Dreyfus Funds, Inc. (collectively, the “Board Group Open-End Funds”) attended, $2,500 for separate in-person committee meetings attended which were not held in conjunction with a regularly scheduled Board meeting and $2,000 for Board meetings and separate committee meetings attended that were conducted by tele-phone.The Board Group Open-End Funds also reimbursed each Board member who is not an “interested person” of the Company (as defined in the Act) for travel and out-of-pocket expenses.With respect to Board meetings, the Chair of the Board received an additional 25% of such compensation (with the exception of reimbursable amounts).The Chair of each of the Board’s committees, unless the Chair also served as Chair of the Board, received $1,350 per applicable committee meeting. In the event that there was an in-person joint committee meeting or a joint telephone meeting of the Board Group Open-End Funds and Dreyfus HighYield Strategies Fund (“DHF”), $2,500 was allocated between the Board Group Open-End Funds and DHF.

Effective January 1, 2012, the Board Group Open-End Funds and DHF (collectively, the “Board Group Funds”) pays each Board member their respective allocated portions of an annual retainer of $85,000 and a fee of $10,000 for each regularly scheduled Board meeting attended ($75,000 and $8,000, respectively, in the aggregate, prior to January 1, 2012).With respect to the annual retainer and Board meetings of the Board Group Funds, the Chair of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts). Each Board member receives $2,500 for any separate in-person committee meetings attended, which are not held in conjunction with a regularly scheduled Board meeting, such amount to be allocated among the Board Group Funds, as applicable. In the event that there is a joint telephone meeting of the Board Group Funds, a fee of $2,000 is allocated among the applicable Board Group Funds, accordingly (prior to

26

January 1, 2012, the fee allocated was $2,500 if the meeting included DHF).The Chair of each of the Board’s committees, unless the Chair also serves as Chair of the Board, receives $1,500 per applicable committee meeting. Each Emeritus Board member is entitled to receive an annual retainer of one-half the amount paid as a retainer at the time the Board member became Emeritus and a per meeting attended fee of one-half the amount paid to Board members.The Board Group Funds also reimburse each Independent Board member and Emeritus Board members for travel and out-of-pocket expenses. These fees and expenses are charged and allocated to each series based on net assets.

During the period ended April 30, 2012, the Distributor retained $139 from commissions earned on sales of fund’s Class A shares and $1 and $201 from CDSCs on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under separate Distribution Plans (the “Plans”) adopted pursuant to Rule 12b-1 under the Act, Class A shares may pay annually up to .25% of the value of its average daily net assets to compensate the Distributor for shareholder servicing activities and expenses primarily intended to result in the sale of Class A shares. Class B shares paid and Class C shares pay the Distributor for distributing their shares at an aggregate annual rate of .75% of the value of the average daily net assets of Class B and Class C shares. Class B shares were and Class C shares are also subject to a service plan adopted pursuant to Rule 12b-1 (the “Service Plan”), under which Class B shares paid and Class C shares pay the Distributor for providing certain services to the holders of their shares a fee at the annual rate of .25% of the value of the average daily net assets of Class B and Class C shares. During the period ended April 30, 2012, Class A, Class B and Class C shares were charged $50,323, $588, and $23,821, respectively, pursuant to their respective Plans. Class B and Class C shares were charged $196 and $7,941, respectively, pursuant to the Service Plan.

The Fund	27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Under its terms, the Plans and Service Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those directors who are not “interested persons” of the Company and who have no direct or indirect financial interest in the operation of or in any agreement related to the Plans or Service Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $55,568, Rule 12b-1 distribution plan fees $12,307, service plan fees $1,316 and custodian fees $105.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended April 30, 2012, amounted to $18,526,871 and $35,584,063, respectively.

April 30, 2012, accumulated net unrealized appreciation on investments was $3,808,804, consisting of $6,696,771 gross unrealized appreciation and $2,887,967 gross unrealized depreciation.

April 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

28

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on February 15-16, 2012, the Board considered the renewal of the fund’s Investment Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board considered information previously provided to them in presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and Dreyfus representatives confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

The Fund	29

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT MANAGEMENT AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2011, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board discussed the results of the comparisons and noted that the fund’s total return performance was below the Performance Group and Performance Universe medians for the various periods.The Board noted that the fund ranked last in the Performance Group for each period, except the ten-year period when the fund ranked fifth out of eight funds. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

Dreyfus representatives noted that the fund’s total return performance for the calendar year 2010 outperformed the fund’s benchmark index but significantly underperformed the index in 2011. Dreyfus representatives reminded the Board that, in early 2010, the Board approved proposals to change: 1) the portfolio managers of the fund; 2) the fund’s investment style from a “value” oriented investment style to a “core” or “blend” oriented investment style; 3) the fund’s name to reflect the change in investment style; 4) the fund’s benchmark index; 5) the fund’s investment policy to invest at least 80% of its net assets in

30

the stocks of small U.S. companies (those with market capitalizations between $100 million and $3 billion at the time of purchase) to an investment policy to invest at least 80% of its net assets in the stocks of small companies; and 6) the market capitalization range noted above to companies with market capitalizations that fall within the range of companies in the Russell 2000 Index at the time of purchase.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.Taking into consideration the fund’s “unitary” fee structure, the Board noted that the fund’s contractual management fee was above the Expense Group median, the fund’s actual management fee was above the Expense Group and Expense Universe medians and the fund’s total expense ratio was at the Expense Group median and above the Expense Universe median.

Dreyfus representatives noted that the fund’s actual management fee and the fund’s total expense ratio reflected a waiver by Dreyfus of a portion of its management fee in the amount of .20% of the fund’s average daily net assets, which expired March 1, 2011.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure.The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

The Fund	31

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT MANAGEMENT AGREEMENT (Unaudited) (continued)

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit.The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus.The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of their evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that the fund had been generally closed to new investors since November 30, 2010. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted the soft dollar arrangements in effect for trading the fund’s investments.

32

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board noted Dreyfus’ efforts to improve fund performance in 2010 but was concerned with the fund’s one-year relative perfor- mance in 2011, determining to closely monitor performance and to approve the renewal of the Agreement only through July 31, 2012.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined that renewal of the Agreement through July 31, 2012 was in the best interests of the fund and its shareholders.

The Fund	33

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
20	Statement of Financial Futures
20	Statement of Options Written
21	Statement of Assets and Liabilities
22	Statement of Operations
23	Statement of Changes in Net Assets
25	Financial Highlights
28	Notes to Financial Statements
50	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus
Opportunistic Fixed
Income Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Opportunistic Fixed Income Fund, covering the six-month period from November 1, 2011, through April 30, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. bond markets had weathered heightened volatility by the start of the reporting period as investors fled riskier assets due to adverse macroeconomic concerns ranging from the sovereign debt crisis in Europe to a contentious debate in the United States regarding government borrowing and spending.These developments triggered sharp rallies among traditional safe havens, such as U.S. government securities. Better U.S. economic news derailed the rally in the fall of 2011, but U.S. government bond yields continued to trend downward and remained low over the reporting period when the Federal Reserve Board took action to reduce longer-term interest rates. While corporate-backed bonds were hurt during the flight to quality, they rebounded over the reporting period as business conditions improved and investors searched for competitive yields in a low interest-rate environment.

Our economic forecast calls for near-trend growth over the remainder of 2012, and we expect the United States to continue to post better economic data than most of the rest of the developed world. An aggressively accommodative monetary policy, pent-up demand in several industry groups and gradual improvement in housing prices appear likely to balance risks stemming from the ongoing European debt crisis and volatile energy prices. As always, we encourage you to talk with your financial adviser about how these developments may affect your investments.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
May 15, 2012

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2011, through April 30, 2012, as provided by David Leduc, CFA and David Horsfall, CFA Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended April 30, 2012, Dreyfus Opportunistic Fixed Income Fund’s Class A, Class C and Class I shares produced total returns of 3.66%, 3.33% and 3.80%, respectively.1 In comparison, the fund’s benchmark, the Barclays U.S. Aggregate Bond Index (the “Index”), produced a total return of 2.44% for the same period.2 Yields of U.S. government securities remained near historically low levels during the reporting period, while higher yielding bonds gained value as economic worries eased and business conditions improved. The fund’s returns were higher than its benchmark, mainly due to strong contributions from high yield and investment-grade corporate bonds.

The Fund’s Investment Approach

The fund seeks to maximize total return through capital appreciation and income.To pursue its goal, we typically allocate the fund’s assets across four sectors of the fixed-income market: U.S. high yield bonds rated below investment grade; U.S. government, investment grade corporate and mortgage-backed securities; foreign debt securities of developed markets; and foreign debt securities of emerging markets.

Our analysis of top-down quantitative and macroeconomic factors guides the allocation of assets among market sectors, industries and positioning along the yield curve. Using fundamental analysis, we seek to identify individual securities with high current income, as well as appreciation potential, based on relative value, credit upgrade probability and extensive research into the credit history and current financial strength of the securities’ issuers.

Improving Economy Supported Higher Yielding Bonds

By the start of the reporting period, investor confidence already had begun to recover from severe bouts of volatility in the wake of a sovereign debt crisis in Europe and an unprecedented downgrade of longer-term U.S. government debt by a major credit-rating agency. These developments had triggered a dramatic shift away from riskier assets and toward traditional safe havens, leaving yields of U.S.Treasury securities at historical lows.

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

Investors’ economic concerns continued to ease over the final weeks of 2011 and the opening months of 2012, when employment trends improved and it became more apparent that a subdued U.S. economic expansion remained intact. In addition, the European Union seemed to make some progress in addressing the region’s fiscal problems. Consequently, higher yielding securities — including corporate bonds, asset-backed securities and mortgage-backed securities — rallied as yield differences narrowed along the market’s credit-quality spectrum. Meanwhile, yields of U.S. government securities remained low amid efforts by the Federal Reserve Board (the “Fed”) to promote market liquidity and reduce longer-term interest rates through Operation Twist, in which the central bank sold short-term U.S.Treasury securities and purchased longer-term Treasuries.

Corporate Bonds Buoyed the Fund’s Results

The fund received positive contributions to its relative performance from overweighted positions in high yield and investment-grade corporate-backed securities, which rallied strongly from previously depressed levels as investor sentiment improved. In addition, the fund benefited from tactical positions in the sovereign debt of Ireland and Italy when actions by the European Central Bank addressed fears of a crisis in the region’s banking system. The fund also participated in strong relative performance among U.S. dollar-denominated bonds from certain emerging markets, and favorable currency movements for U.S. investors bolstered the value of Mexican bonds denominated in the peso.

As U.S. corporate bonds reached richer valuations over the reporting period, we attempted to reduce risks by shifting our focus to shorter maturities. We also favored shorter maturities among fixed-income securities backed by automobile loans, credit card receivables and commercial mortgages.

We generally maintained the fund’s average duration in a position that was shorter than market averages, but this strategy had relatively little impact on relative performance since yields of U.S.Treasury securities remained low.The fund employed swaps, options and futures contracts to manage its duration position, and we sold out-of-the-money put and call options to earn premium income.

Adjusting to a Changing Market Environment

In our analysis as of the reporting period’s end, the bulk of market gains stemming from falling long-term interest rates is probably behind us, and the Fed has indicated that it intends to keep short-term interest rates low

4

for some time to come. Nonetheless, we expect bouts of heightened market volatility over the remainder of 2012 as investors react to economic and political headlines in Europe and the United States.

In our view, an emphasis on relatively short maturities could help cushion the effects of heightened volatility in the U.S. bond market. In overseas markets, we generally have avoided lower yielding sovereign bonds in Germany, the United Kingdom and Japan, and the fund ended the reporting period with underweighted exposure to corporate bonds in Europe. Instead, we have favored dollar-denominated bonds from the emerging markets and local currency-denominated securities from Mexico and Russia.

May 15, 2012

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.
High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.
Foreign bonds are subject to special risks including exposure to currency fluctuations, changing political and economic conditions, and potentially less liquidity.These risks are generally greater with emerging market countries than with more economically and politically established foreign countries.
Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time.A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the fund and denominated in those currencies.The use of leverage may magnify the fund’s gains or losses. For derivatives with a leveraging component, adverse changes in the value or level of the underlying asset can result in a loss that is much greater than the original investment in the derivative.
The fund may use derivative instruments, such as options, futures and options on futures, forward contracts, swaps (including credit default swaps on corporate bonds and asset-backed securities), options on swaps and other credit derivatives.A small investment in derivatives could have a potentially large impact on the fund’s performance.The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.
1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by the Dreyfus Corporation pursuant to an agreement in effect through
March 1, 2013, at which time it may be extended, modified or terminated. Had these expenses not been absorbed, the fund’s returns would have been lower.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Barclays U.S.Aggregate Bond Index is a widely accepted, unmanaged total return index of corporate, U.S. government and U.S. government agency debt instruments, mortgage-backed securities and asset-backed securities with an average maturity of 1-10 years.
Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Opportunistic Fixed Income Fund from November 1, 2011 to April 30, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2012
	Class A	Class C	Class I
Expenses paid per $1,000†	$5.57	$9.35	$4.31
Ending value (after expenses)	$1,036.60	$1,033.30	$1,038.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2012
	Class A	Class C	Class I
Expenses paid per $1,000†	$5.52	$9.27	$4.27
Ending value (after expenses)	$1,019.39	$1,015.66	$1,020.64

† Expenses are equal to the fund’s annualized expense ratio of 1.10% for Class A, 1.85% for Class C and .85% for Class I, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
April 30, 2012 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes—98.7%	Rate (%)	Date	Amount ($)[a]		Value ($)
Asset-Backed Ctfs./
Auto Receivables—14.8%
Ally Master Owner Trust,
Ser. 2012-1, Cl. D	3.12	2/15/17	165,000	[b]	165,134
Americredit Automobile Receivables
Trust, Ser. 2012-2, Cl. D	3.38	4/9/18	250,000		250,909
Americredit Automobile Receivables
Trust, Ser. 2011-5, Cl. C	3.44	10/8/17	195,000		199,614
AmeriCredit Automobile Receivables
Trust, Ser. 2011-2, Cl. D	4.00	5/8/17	160,000		167,721
Americredit Automobile Receivables
Trust, Ser. 2011-3, Cl. D	4.04	7/10/17	200,000		204,764
Americredit Automobile Receivables
Trust, Ser. 2012-1, Cl. D	4.72	3/8/18	150,000		158,083
Americredit Automobile Receivables
Trust, Ser. 2011-5, Cl. D	5.05	12/8/17	175,000		182,749
Americredit Automobile Receivables
Trust, Ser. 2010-2, Cl. D	6.24	6/8/16	370,000		404,893
Chrysler Financial Auto
Securitization Trust,
Ser. 2010-A, Cl. D	3.52	8/8/16	195,000		196,782
DT Auto Owner Trust,
Ser. 2011-3A, Cl. C	4.03	2/15/17	250,000	[b]	254,223
DT Auto Owner Trust,
Ser. 2011-2A, Cl. D	4.36	12/15/16	250,000	[b]	251,549
Ford Credit Floorplan Master Owner
Trust, Ser. 2012-1, Cl. D	2.34	1/15/16	170,000	[c]	170,081
Franklin Auto Trust,
Ser. 2008-A, Cl. D	8.18	5/20/16	375,000	[b]	383,418
Navistar Financial Corporation
Owner Trust, Ser. 2010-B, Cl. C	4.08	3/19/18	350,000	[b]	350,273
Santander Drive Auto Receivables
Trust, Ser. 2011-4, Cl. B	2.90	5/16/16	160,000		162,650
Santander Drive Auto Receivables
Trust, Ser. 2010-B, Cl. C	3.02	10/17/16	240,000	[b]	244,798
Santander Drive Auto Receivables
Trust, Ser. 2011-S1A, Cl. D	3.10	5/15/17	229,484	[b]	228,947
Santander Drive Auto Receivables
Trust, Ser. 2011-S2A, Cl. D	3.35	6/15/17	120,693	[b]	120,542

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Asset-Backed Ctfs./
Auto Receivables (continued)
Santander Drive Auto Receivables
Trust, Ser. 2012-2, Cl. D	3.87	2/15/18	240,000		242,135
Santander Drive Auto Receivables
Trust, Ser. 2010-2, Cl. C	3.89	7/17/17	200,000		204,290
Santander Drive Auto Receivables
Trust, Ser. 2011-1, Cl. D	4.01	2/15/17	475,000		478,020
					5,021,575
Asset-Backed Ctfs./Equipment—.6%
CIT Equipment Collateral,
Ser. 2010-VT1A, Cl. D	7.33	9/15/17	200,000	[b]	213,829
Asset-Backed Ctfs./
Home Equity Loans—3.2%
Bear Stearns Asset Backed
Securities Trust,
Ser. 2005-HE7, Cl. M1	0.76	7/25/35	69,481	[c]	67,044
Carrington Mortgage Loan Trust,
Ser. 2005-NC5, Cl. A2	0.56	10/25/35	28,526	[c]	26,515
Chase Funding Mortgage Loan
Asset-Backed Securities,
Ser. 2004-2, Cl. 1A4	5.32	2/25/35	280,335		287,632
Citicorp Residential Mortgage
Securities, Ser. 2006-1, Cl. A3	5.71	7/25/36	11,643	[c]	11,690
First Franklin Mortgage Loan Asset
Backed Certificates,
Ser. 2005-FF2, Cl. M1	0.64	3/25/35	1,854	[c]	1,851
HSI Asset Securitization
Corporation Trust,
Ser. 2007-WF1, Cl. 2A2	0.37	5/25/37	282,926	[c]	278,116
JP Morgan Mortgage Acquisition,
Ser. 2007-CH5, Cl. A3	0.35	5/25/37	220,000	[c]	173,860
JP Morgan Mortgage Acquisition,
Ser. 2006-FRE2, Cl. A3	0.42	2/25/36	283,051	[c]	233,006
					1,079,714
Commercial Mortgage
Pass-Through Ctfs.—6.4%
American Tower Trust,
Ser. 2007-1A, Cl. AFX	5.42	4/15/37	75,000	[b]	79,955
American Tower Trust,
Ser. 2007-1A, Cl. F	6.64	4/15/37	185,000	[b]	190,613

8

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Commercial Mortgage
Pass-Through Ctfs. (continued)
Banc of America Commercial
Mortgage, Ser. 2004-6, Cl. A4	4.63	12/10/42	100,000	[c]	105,738
Commercial Mortgage Pass-Through
Certificates, Ser. 2010-C1, Cl. D	5.93	7/10/46	285,000	[b,c]	272,243
GE Capital Commercial Mortgage,
Ser. 2005-C2, Cl. AJ	5.06	5/10/43	130,000	[c]	130,035
GMAC Commercial Mortgage
Securities, Ser. 2003-C3, Cl. A3	4.65	4/10/40	2,303		2,320
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. A3	1.46	3/6/20	175,000	[b,c]	172,689
GS Mortgage Securities Corporation
II, Ser. 2011-ALF, Cl. D	4.21	2/10/21	80,000	[b]	79,184
GS Mortgage Securities Corporation
II, Ser. 2011-ALF, Cl. E	4.95	2/10/21	100,000	[b]	98,570
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2011-C3, Cl. C	5.36	2/15/46	65,000	[b,c]	64,852
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2011-C4, Cl. E	5.39	7/15/46	115,000	[b,c]	103,157
JP Morgan Chase Commercial
Mortgage, Ser. 2007-CB20,
Cl. AM	5.88	2/12/51	325,000	[c]	340,496
Morgan Stanley Capital,
Ser. 2005-HQ6, Cl. AJ	5.07	8/13/42	275,000	[c]	272,873
Morgan Stanley Capital I,
Ser. 2011-C1, Cl. D	5.25	9/15/47	200,000	[b,c]	181,804
WF-RBS Commercial Mortgage Trust,
Ser. 2011-C5, Cl. C	5.64	11/15/44	60,000	[b,c]	62,446
					2,156,975
Consumer Discretionary—4.4%
Aramark,
Gtd. Notes	8.50	2/1/15	170,000		174,464
CCO Holdings,
Gtd. Notes	7.25	10/30/17	95,000		103,787
CVS Pass-Through Trust,
Pass Thru Certificates Notes	8.35	7/10/31	123,557	[b]	162,105
Dish DBS,
Gtd. Notes	6.63	10/1/14	95,000		103,550

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Consumer Discretionary (continued)
Dish DBS,
Gtd. Notes		7.00	10/1/13	95,000		102,006
Dish DBS,
Gtd. Notes		7.13	2/1/16	125,000		139,062
Edcon,
Sr. Scd. Notes	EUR	9.50	3/1/18	25,000	[b]	30,114
Kabel BW,
Sr. Scd. Notes		7.50	3/15/19	150,000	[b]	160,875
Macy’s Retail Holdings,
Gtd. Notes		5.90	12/1/16	180,000		206,851
QVC,
Sr. Scd. Notes		7.38	10/15/20	110,000	[b]	121,000
QVC,
Sr. Scd. Notes		7.50	10/1/19	85,000	[b]	93,925
Reynolds Group,
Sr. Unscd. Notes		9.88	8/15/19	105,000	[b]	109,594
						1,507,333
Consumer Staples—2.0%
Altria Group,
Gtd. Notes		9.70	11/10/18	260,000		353,491
Pernod-Ricard,
Sr. Unscd. Notes		4.25	7/15/22	165,000	[b]	169,673
Pernod-Ricard,
Sr. Unscd. Notes	EUR	7.00	1/15/15	100,000		148,876
						672,040
Energy—4.4%
Continental Resources,
Gtd. Notes		5.00	9/15/22	140,000	[b]	142,275
KazMunayGaz National,
Sr. Unscd. Bonds		7.00	5/5/20	485,000	[b]	558,356
Petroleos De Venezuela,
Gtd. Notes		5.25	4/12/17	525,000		412,781
Petroleos Mexicanos,
Gtd. Notes		5.50	1/21/21	150,000		167,700
Weatherford International,
Gtd. Notes		9.88	3/1/39	150,000		208,584
						1,489,696

10

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Entertainment &
Gaming—1.6%
Codere Finance Luxembourg,
Sr. Scd. Notes	EUR	8.25	6/15/15	150,000	[b]	182,670
MGM Resorts International,
Gtd. Notes		7.75	3/15/22	170,000		174,675
MGM Resorts International,
Gtd. Notes		8.63	2/1/19	80,000	[b,d]	87,300
Penn National Gaming,
Sr. Sub. Notes		8.75	8/15/19	95,000		106,400
						551,045
Financial—25.3%
Ally Financial,
Gtd. Notes		4.50	2/11/14	170,000		172,125
Ally Financial,
Gtd. Notes		5.50	2/15/17	345,000		352,969
Ally Financial,
Gtd. Notes		8.00	11/1/31	150,000		172,500
American International Group,
Sr. Unscd. Notes		3.00	3/20/15	275,000		279,923
American International Group,
Sr. Unscd. Notes		4.25	9/15/14	190,000		198,473
American International Group,
Sr. Unscd. Notes		6.40	12/15/20	40,000		46,024
Bank of America,
Sr. Unscd. Notes, Ser. 1		3.75	7/12/16	475,000		473,412
Capital One Financial,
Sr. Unscd. Notes		2.15	3/23/15	175,000		176,257
Capital One Financial,
Sr. Unscd. Notes		7.38	5/23/14	180,000		199,552
CIT Group,
Sr. Unscd. Notes		4.75	2/15/15	140,000	[b]	143,150
CIT Group,
Sr. Unscd. Notes		5.25	4/1/14	90,000	[b]	93,150
Citigroup,
Sr. Unscd. Notes		1.40	4/1/14	295,000	[c]	289,646
Citigroup,
Sr. Unscd. Notes		4.45	1/10/17	80,000		83,656

The Fund	11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Financial (continued)
FCE Bank,
Sr. Unscd. Notes	GBP	5.13	11/16/15	150,000		251,956
Ford Motor Credit,
Sr. Unscd. Notes		3.88	1/15/15	200,000		207,409
Ford Motor Credit,
Sr. Unscd. Notes		4.25	2/3/17	260,000		271,511
Ford Motor Credit,
Sr. Unscd. Notes		5.63	9/15/15	100,000		108,635
FUEL Trust,
Scd. Notes		4.21	10/15/22	200,000	[b]	209,033
Goldman Sachs Group,
Sr. Unscd. Notes		3.63	2/7/16	200,000		201,245
Harley-Davidson Funding,
Gtd. Notes		5.75	12/15/14	145,000	[b]	157,911
HSBC Finance,
Sr. Unscd. Notes		0.82	9/14/12	455,000	[c]	455,041
HSBC USA,
Sr. Unscd. Notes		2.38	2/13/15	260,000		263,019
HUB International Holdings,
Sr. Sub. Notes		10.25	6/15/15	160,000	[b]	164,400
Hyundai Capital Services,
Sr. Unscd. Notes		4.38	7/27/16	200,000	[b]	211,207
International Lease Finance,
Sr. Unscd. Notes		4.88	4/1/15	205,000		205,165
International Lease Finance,
Sr. Unscd. Notes		5.88	5/1/13	105,000		107,888
International Lease Finance,
Sr. Unscd. Notes		6.25	5/15/19	205,000		207,074
JPMorgan Chase & Co.,
Sub. Notes		5.13	9/15/14	160,000		171,933
Liberty Property,
Sr. Unscd. Notes		6.63	10/1/17	150,000		173,431
Lloyds TSB Bank,
Bank Gtd. Bonds		4.38	1/12/15	200,000	[b]	204,692
Lloyds TSB Bank,
Covered Bonds	EUR	4.00	9/29/21	60,000		84,805
Lloyds TSB Bank,
Covered Notes	EUR	4.13	4/6/17	200,000		285,532

12

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Financial (continued)
Lloyds TSB Bank,
Gtd. Notes		4.20	3/28/17	235,000		238,678
Lloyds TSB Bank,
Sub. Notes		9.88	12/16/21	140,000	[c]	149,800
Merrill Lynch & Co.,
Sr. Unscd. Notes		6.88	4/25/18	100,000		111,572
Nordea Bank,
Sr. Unscd. Notes		2.13	1/14/14	300,000	[b]	300,185
Nordea Bank,
Sr. Unscd. Notes		3.13	3/20/17	200,000	[b]	202,147
Offshore Group Investment,
Sr. Scd. Notes		11.50	8/1/15	110,000	[b]	120,863
Royal Bank of Scotland,
Bank Gtd. Notes		3.95	9/21/15	175,000		177,470
Royal Bank of Scotland,
Sub. Notes		9.50	3/16/22	85,000	[c]	89,906
SLM,
Sr. Notes		6.25	1/25/16	105,000		108,675
SLM,
Sr. Unscd. Notes		5.05	11/14/14	100,000		102,512
SLM,
Unscd. Notes		6.00	1/25/17	70,000		71,575
SLM,
Sr. Unscd. Notes		8.45	6/15/18	75,000		82,500
Willis North America,
Gtd. Notes		6.20	3/28/17	170,000		191,847
						8,570,454
Foreign/
Governmental—10.3%
Brazilian Government,
Sr. Unscd. Bonds	BRL	12.50	1/5/16	300,000		189,649
Corp Andina De Formento,
Sr. Unscd. Notes		3.75	1/15/16	345,000		362,351
Eurasian Development Bank,
Sr. Unscd. Notes		7.38	9/29/14	425,000	[b]	467,500
Lithuanian Government,
Sr. Unscd. Notes		6.63	2/1/22	215,000	[b]	241,606

The Fund	13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Foreign/Governmental
(continued)
Mexican Government,
Bonds, Ser. M	MXN	9.00	6/20/13	12,150,000		978,540
Philippine Government,
Sr. Unscd. Bonds	PHP	6.25	1/14/36	13,000,000		323,580
Polish Government,
Sr. Unscd. Notes		5.00	3/23/22	60,000		64,500
Queensland Treasury,
Gov’t Gtd. Bonds, Ser. 21	AUD	6.00	6/14/21	145,000		168,656
Slovakian Government,
Sr. Unscd. Notes,
Ser. 219	EUR	4.63	1/19/17	250,000		359,946
South African Government,
Sr. Unscd. Bonds,
Ser. R201	ZAR	8.75	12/21/14	2,400,000		330,708
						3,487,036
Health Care—3.2%
Aristotle Holding,
Gtd. Notes		2.75	11/21/14	200,000	[b]	205,688
Aristotle Holding,
Gtd. Notes		4.75	11/15/21	85,000	[b]	93,188
Biomet,
Gtd. Notes		10.00	10/15/17	75,000		81,281
DaVita,
Gtd. Notes		6.63	11/1/20	175,000		183,969
Fresenius Medical Care II,
Gtd. Notes		5.63	7/31/19	200,000	[b]	204,000
HCA,
Sr. Unscd. Notes		6.95	5/1/12	100,000		100,000
Life Technologies,
Sr. Unscd. Notes		3.50	1/15/16	215,000		224,984
						1,093,110
Industrial—1.1%
Asciano Finance,
Gtd. Notes		5.00	4/7/18	200,000	[b]	208,462

14

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Industrial (continued)
L-3 Communications,
Gtd. Notes, Ser. B		6.38	10/15/15	170,000		174,463
						382,925
Information Technology—.5%
Xerox,
Sr. Unscd. Notes		2.95	3/15/17	175,000		178,859
Materials—4.7%
Arcelormittal,
Sr. Unscd. Notes		3.75	3/1/16	105,000		105,294
Arcelormittal,
Sr. Unscd. Notes		4.50	2/25/17	90,000		90,708
Arcelormittal,
Sr. Unscd. Notes		5.25	8/5/20	70,000		69,210
Ardagh Packaging Finance,
Sr. Scd. Notes		7.38	10/15/17	200,000	[b]	217,500
Beverage Packaging Holdings
Luxembourg II, Sr. Notes	EUR	8.00	12/15/16	50,000		62,710
CONSOL Energy,
Gtd. Notes		8.25	4/1/20	180,000		189,900
Georgia-Pacific,
Sr. Unscd. Debs		7.70	6/15/15	170,000	[d]	199,397
Holcim US Finance Sarl & Cie,
Gtd. Notes		6.00	12/30/19	75,000	[b]	79,816
Ineos Finance,
Gtd. Notes		7.50	5/1/20	75,000	[b]	77,438
Ineos Group Holdings,
Scd. Notes	EUR	7.88	2/15/16	50,000	[b]	61,221
Ineos Group Holdings,
Scd. Notes		8.50	2/15/16	75,000	[b,d]	73,688
LyondellBasell Industries,
Sr. Notes		5.00	4/15/19	200,000	[b]	207,500
Taylor Morrison Communities,
Sr. Unscd. Notes		7.75	4/15/20	140,000	[b]	144,550
						1,578,932

The Fund	15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Municipal Bonds—.4%
Jefferson County,
Limited Obligation
School Warrants	5.25	1/1/14	150,000		150,143
Residential Mortgage
Pass-Through Ctfs.—3.0%
Arkle Master Issuer,
Ser. 2010-2A, Cl. 1A1	1.90	5/17/60	260,000	[b,c]	261,097
Countrywide Alternative Loan
Trust, Ser. 2004-4CB, Cl. 1A5	5.50	4/25/34	292,700		301,506
Credit Suisse First Boston
Mortgage Securities,
Ser. 2005-6, Cl. 1A2	0.51	7/25/35	36,063	[c]	32,463
MASTR Asset Securitization Trust,
Ser. 2003-11, Cl. 9A5	5.25	9/25/20	140,298		141,079
Paragon Mortgages,
Ser. 14A, Cl. A2C	0.67	9/15/39	226,508	[b,c]	178,306
Residential Funding Mortgage
Securities I, Ser. 2005-S6, Cl. A1	5.00	8/25/35	115,131		115,304
					1,029,755
Telecommunications—3.1%
CC Holdings,
Sr. Scd. Notes	7.75	5/1/17	160,000	[b]	175,200
CenturyLink,
Sr. Unscd. Notes	5.15	6/15/17	120,000		124,992
Digicel Group,
Sr. Unscd. Notes	9.13	1/15/15	200,000	[b]	202,300
Nextel Communications,
Gtd. Notes, Ser. E	6.88	10/31/13	106,000		106,530
Nextel Communications,
Gtd. Notes, Ser. D	7.38	8/1/15	88,000		85,800
Richland Towers Funding,
Sr. Scd. Notes	4.61	3/15/41	94,135	[b]	95,179
Richland Towers Funding,
Sr. Scd. Notes	7.87	3/15/41	100,000	[b]	102,639

16

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]	Value ($)
Telecommunications (continued)
UPCB Finance VI,
Sr. Scd. Notes	6.88	1/15/22	150,000[b]	154,875
Wind Acquisition
Holdings Finance,
Sr. Scd. Notes	12.25	7/15/17	1 [b]	1
				1,047,516
U.S. Government Agencies/
Mortgage-Backed—.6%
Government National
Mortgage Association I:
Ser. 2011-53 (Interest Only)
1.36%, 5/16/51			1,712,126[c,e]	117,856
Ser. 2011-77 (Interest Only)
1.53%, 4/16/42			1,282,861[c,e]	97,265
				215,121
U.S. Government
Securities—7.4%
U.S. Treasury Notes:
0.25%, 2/28/14			1,595,000	1,595,187
1.00%, 8/31/16			590,000	598,389
2.63%, 8/15/20			300,000[d]	323,859
				2,517,435
Utilities—1.7%
Calpine,
Sr. Scd. Notes	7.50	2/15/21	85,000[b]	91,375
Calpine,
Sr. Scd. Notes	7.88	1/15/23	195,000[b]	211,088
Enel Finance International,
Gtd. Bonds	6.25	9/15/17	100,000 [b]	105,800
Puget Energy,
Sr. Scd. Notes	6.00	9/1/21	150,000	160,658
				568,921
Total Bonds and Notes
(cost $32,888,763)				33,512,414

The Fund	17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Preferred Stocks—.8%	Shares		Value ($)
Financial
GMAC Capital Trust I,
Ser. 2, Cum. $1.91
(cost $260,550)	11,250	[c]	269,438

	Face Amount
	Covered by
Options Purchased—.0%	Contracts ($)		Value ($)
Put Options;
10-Year USD LIBOR-BBA,
November 2015 @ $ 5.81
(cost $60,000)	1,500,000	[f]	15,605

	Principal
Short-Term Investments—.9%	Amount ($)		Value ($)
U.S. Treasury Bills;
0.07%, 5/17/12
(cost $289,991)	290,000	[g]	289,992

Other Investment—.4%	Shares		Value ($)
Registered Investment Company;
Dreyfus
Institutional Preferred
Plus Money Market Fund
(cost $130,246)	130,246	[h]	130,246

18

Investment of Cash Collateral
for Securities Loaned—.5%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $186,150)	186,150[h]	186,150
Total Investments (cost $33,815,700)	101.3%	34,403,845
Liabilities, Less Cash and Receivables	(1.3%)	(451,990)
Net Assets	100.0%	33,951,855

BBA—British Bankers Association
LIBOR—London Interbank Offered Rate
USD—US Dollar
a Principal amount stated in U.S. Dollars unless otherwise noted.
AUD—Australian Dollar
BRL—Brazilian Real
EUR—Euro
GBP—British Pound
MXN—Mexican New Peso
PHP—Philippines Peso
ZAR—South African Rand
b Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At April 30, 2012, these securities were valued at $11,002,868 or 32.4% of net assets.
c Variable rate security—interest rate subject to periodic change.
d Security, or portion thereof, on loan.At April 30, 2012, the value of the fund’s securities on loan was $432,078 and the value of the collateral held by the fund was $445,762 , consisting of cash collateral of $186,150 and U.S.
Government and Agency securities valued at $259,612.
e Notional face amount shown.
f Non-income producing security.
g Held by a broker as collateral for open financial futures positions.
h Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

Value (%)			Value (%)
Corporate Bonds	52.0	Preferred Stocks	.8
Asset/Mortgage-Backed	28.0	Municipal Bonds	.4
Foreign/Governmental	10.3	Options Purchased	.0
U.S. Government & Agencies	8.0
Short-Term/Money Market Investments	1.8		101.3

† Based on net assets.
See notes to financial statements.

The Fund	19

STATEMENT OF FINANCIAL FUTURES
April 30, 2012 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 4/30/2012($)
Financial Futures Long
Long Gilt	7	1,313,366	June 2012	(1,842)
U.S. Treasury 10 Year Notes	17	2,248,781	June 2012	6,863
Financial Futures Short
Australian 10 Year Bond	2	(249,692)	June 2012	(6,201)
Euro-Bund	9	(1,680,843)	June 2012	(2,511)
U.S. Treasury 2 Year Notes	33	(7,277,944)	June 2012	(11,696)
U.S. Treasury 5 Year Notes	40	(4,951,875)	June 2012	(15,117)
U.S. Treasury 30 Year Bonds	12	(1,714,500)	June 2012	(68,589)
Gross Unrealized Appreciation				6,863
Gross Unrealized Depreciation				(105,956)
See notes to financial statements.

STATEMENT OF OPTIONS WRITTEN
April 30, 2012 (Unaudited)

	Face Amount
	Covered by
	Contracts ($)		Value ($)
Call Options;
U.S. Treasury 10 Year Notes,
May 2012 @ $132	24,000	[a]	(19,125)
Put Options;
5-Year USD LIBOR-BBA,
July 2012 @ $1.62	3,300,000	[a]	(1,937)
(premiums received $24,364)			(21,062)

BBA—British Bankers Association
LIBOR—London Interbank Offered Rate
USD—US Dollar
a Non-income producing security.
See notes to financial statements.

20

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2012 (Unaudited)

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $432,078)—Note 1(c):
Unaffiliated issuers		33,499,304	34,087,449
Affiliated issuers		316,396	316,396
Cash denominated in foreign currencies		229,654	230,589
Receivable for investment securities sold			1,697,072
Dividends, Intersets and securities lending income receivable			331,747
Receivable for shares of Capital Stock subscribed			22,127
Unrealized appreciation on forward foreign
currency exchange contracts—Note 4			11,217
Prepaid expenses			21,531
			36,718,128
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(d)			20,281
Cash overdraft due to Custodian			16,920
Payable for investment securities purchased			2,403,029
Liability for securities on loan—Note 1(c)			186,150
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4			70,962
Outstanding options written, at value (premiums received
$24,364)—See Statement of Options Written—Note 4			21,062
Payable for shares of Capital Stock redeemed			6,762
Payable for futures variation margin—Note 4			4,214
Accrued expenses			36,893
			2,766,273
Net Assets ($)			33,951,855
Composition of Net Assets ($):
Paid-in capital			33,056,636
Accumulated undistributed investment income—net			116,499
Accumulated net realized gain (loss) on investments			346,588
Accumulated net unrealized appreciation (depreciation) on investments, options transactions and foreign currency transactions [including
($99,093) net unrealized depreciation on financial futures]			432,132
Net Assets ($)			33,951,855

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	23,360,495	3,925,367	6,665,993
Shares Outstanding	1,804,849	304,281	515,127
Net Asset Value Per Share ($)	12.94	12.90	12.94

See notes to financial statements.

The Fund	21

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2012 (Unaudited)

Investment Income ($):
Income:
Interest	834,450
Dividends;
Affiliated issuers	108
Income from securities lending—Note 1(c)	983
Total Income	835,541
Expenses:
Management fee—Note 3(a)	104,618
Shareholder servicing costs—Note 3(d)	50,269
Auditing fees	25,994
Registration fees	24,652
Distribution fees—Note 3(c)	15,738
Prospectus and shareholders’ reports	13,088
Legal fees	8,029
Custodian fees—Note 3(d)	7,857
Directors’ fees and expenses—Note 3(b)	1,269
Loan commitment fees—Note 2	155
Miscellaneous	22,391
Total Expenses	274,060
Less—reduction in management fee due to undertaking—Note 3(a)	(74,748)
Less—reduction in fees due to earnings credits—Note 3(d)	(11)
Net Expenses	199,301
Investment Income—Net	636,240
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	542,114
Net realized gain (loss) on options transactions	185,369
Net realized gain (loss) on financial futures	(238,575)
Net realized gain (loss) on swap transactions	(141,794)
Net realized gain (loss) on forward foreign currency exchange contracts	59,208
Net Realized Gain (Loss)	406,322
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	264,353
Net unrealized appreciation (depreciation) on options transactions	(44,137)
Net unrealized appreciation (depreciation) on financial futures	(105,256)
Net unrealized appreciation (depreciation) on swap transactions	16,640
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	(8,669)
Net Unrealized Appreciation (Depreciation)	122,931
Net Realized and Unrealized Gain (Loss) on Investments	529,253
Net Increase in Net Assets Resulting from Operations	1,165,493

See notes to financial statements.

22

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2012	Year Ended
	(Unaudited)	October 31, 2011
Operations ($):
Investment income—net	636,240	1,459,579
Net realized gain (loss) on investments	406,322	284,271
Net unrealized appreciation
(depreciation) on investments	122,931	(1,957,309)
Net Increase (Decrease) in Net Assets
Resulting from Operations	1,165,493	(213,459)
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(580,172)	(1,237,654)
Class C Shares	(84,059)	(181,506)
Class I Shares	(166,895)	(185,893)
Net realized gain on investments:
Class A Shares	(95,579)	—
Class C Shares	(16,934)	—
Class I Shares	(25,794)	—
Total Dividends	(969,433)	(1,605,053)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	2,594,443	9,803,175
Class C Shares	200,155	1,841,829
Class I Shares	1,083,133	9,800,581
Dividends reinvested:
Class A Shares	554,400	809,349
Class C Shares	64,600	88,503
Class I Shares	137,504	114,344
Cost of shares redeemed:
Class A Shares	(7,650,612)	(11,451,622)
Class C Shares	(1,116,882)	(2,253,769)
Class I Shares	(1,687,079)	(4,047,613)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(5,820,338)	4,704,777
Total Increase (Decrease) in Net Assets	(5,624,278)	2,886,265
Net Assets ($):
Beginning of Period	39,576,133	36,689,868
End of Period	33,951,855	39,576,133
Undistributed investment income—net	116,499	311,385

The Fund	23

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	April 30, 2012	Year Ended
	(Unaudited)	October 31, 2011
Capital Share Transactions:
Class A
Shares sold	202,276	739,920
Shares issued for dividends reinvested	43,792	61,391
Shares redeemed	(601,606)	(867,568)
Net Increase (Decrease) in Shares Outstanding	(355,538)	(66,257)
Class C
Shares sold	15,916	139,910
Shares issued for dividends reinvested	5,125	6,739
Shares redeemed	(87,740)	(171,061)
Net Increase (Decrease) in Shares Outstanding	(66,699)	(24,412)
Class I
Shares sold	83,743	745,140
Shares issued for dividends reinvested	10,853	8,694
Shares redeemed	(132,164)	(310,472)
Net Increase (Decrease) in Shares Outstanding	(37,568)	443,362

See notes to financial statements.

24

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
April 30, 2012			Year Ended October 31,
Class A Shares	(Unaudited)	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	12.84	13.44	12.36	10.06	12.62	12.95
Investment Operations:
Investment income—net[a]	.23	.51	.67	.68	.73	.81
Net realized and unrealized
gain (loss) on investments	.23	(.54)	.98	2.23	(2.40)	(.19)
Total from Investment Operations	.46	(.03)	1.65	2.91	(1.67)	.62
Distributions:
Dividends from
investment income—net	(.31)	(.57)	(.57)	(.61)	(.73)	(.83)
Dividends from net realized
gain on investments	(.05)	—	—	—	(.16)	(.12)
Total Distributions	(.36)	(.57)	(.57)	(.61)	(.89)	(.95)
Net asset value, end of period	12.94	12.84	13.44	12.36	10.06	12.62
Total Return (%)[b]	3.66[c]	(.24)	13.67	30.10	(14.21)	4.98
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.53[d]	1.44	1.41	1.53	1.78	1.74
Ratio of net expenses
to average net assets	1.10[d]	1.10	1.10	1.10	1.09	1.10
Ratio of net investment income
to average net assets	3.69[d]	3.88	5.27	6.25	6.24	6.37
Portfolio Turnover Rate	155.81[c]	309.54[e] 172.20		133.04[e] 265.85[e] 310.92[e]
Net Assets, end of period
($ x 1,000)	23,360	27,735	29,926	24,420	18,947	22,200

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended October 31, 2011,
2009, 2008 and 2007, were 303.56%, 123.39%, 178.23% and 285.25%, respectively.
See notes to financial statements.

The Fund	25

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
April 30, 2012			Year Ended October 31,
Class C Shares	(Unaudited)	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	12.79	13.39	12.31	10.02	12.59	12.94
Investment Operations:
Investment income—net[a]	.19	.42	.59	.61	.64	.71
Net realized and unrealized
gain (loss) on investments	.22	(.55)	.96	2.22	(2.41)	(.18)
Total from Investment Operations	.41	(.13)	1.55	2.83	(1.77)	.53
Distributions:
Dividends from
investment income—net	(.25)	(.47)	(.47)	(.54)	(.64)	(.76)
Dividends from net realized
gain on investments	(.05)	—	—	—	(.16)	(.12)
Total Distributions	(.30)	(.47)	(.47)	(.54)	(.80)	(.88)
Net asset value, end of period	12.90	12.79	13.39	12.31	10.02	12.59
Total Return (%)[b]	3.33[c]	(1.00)	12.81	29.19	(14.95)	4.26
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.33[d]	2.22	2.20	2.28	2.62	2.55
Ratio of net expenses
to average net assets	1.85[d]	1.85	1.85	1.85	1.84	1.85
Ratio of net investment income
to average net assets	2.94[d]	3.15	4.57	5.57	5.48	5.55
Portfolio Turnover Rate	155.81[c] 309.54[e] 172.20			133.04[e] 265.85[e] 310.92[e]
Net Assets, end of period
($ x 1,000)	3,925	4,746	5,295	5,010	1,430	982

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended October 31, 2011,
2009, 2008 and 2007, were 303.56%, 123.39%, 178.23% and 285.25%, respectively.
See notes to financial statements.

26

Six Months Ended
April 30, 2012			Year Ended October 31,
Class I Shares	(Unaudited)	2011	2010	2009	2008	2007[a]
Per Share Data ($):
Net asset value,
beginning of period	12.84	13.44	12.36	10.06	12.62	12.95
Investment Operations:
Investment income—net[b]	.25	.51	.72	.71	.76	.84
Net realized and unrealized
gain (loss) on investments	.22	(.50)	.96	2.24	(2.41)	(.19)
Total from Investment Operations	.47	.01	1.68	2.95	(1.65)	.65
Distributions:
Dividends from
investment income—net	(.32)	(.61)	(.60)	(.65)	(.75)	(.86)
Dividends from net realized
gain on investments	(.05)	—	—	—	(.16)	(.12)
Total Distributions	(.37)	(.61)	(.60)	(.65)	(.91)	(.98)
Net asset value, end of period	12.94	12.84	13.44	12.36	10.06	12.62
Total Return (%)	3.80[c]	.03	13.99	30.50	(14.06)	5.22
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.22[d]	1.23	1.16	1.25	1.54	1.53
Ratio of net expenses
to average net assets	.85[d]	.85	.85	.85	.84	.85
Ratio of net investment income
to average net assets	3.94[d]	3.87	5.54	6.51	6.49	6.54
Portfolio Turnover Rate	155.81[c] 309.54[e] 172.20			133.04[e] 265.85[e] 310.92[e]
Net Assets, end of period
($ x 1,000)	6,666	7,095	1,469	766	521	807

a	Effective June 1, 2007, Class R shares were redesignated as Class I shares.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.
e	The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended October 31, 2011,
2009, 2008 and 2007, were 303.56%, 123.39%, 178.23% and 285.25%, respectively.
See notes to financial statements.

The Fund	27

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Opportunistic Fixed Income Fund (the “fund”) is a separate non-diversified series of The Dreyfus/Laurel Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering ten series, including the fund. The fund’s investment objective seeks to maximize total return through capital appreciation and income. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue 100 million shares of $.001 par value Capital Stock in each of the following classes of shares: Class A, Class C and Class I. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear a distribution fee and/or shareholder services fee. Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus), acting on behalf of customers having a qualified trust or investment account or relationship at such institution, and bear no distribution or shareholder services fees. Class I shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a

28

specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

The Fund	29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are categorized within Level 1 of the fair value hierarchy.

Investments in securities excluding short-term investments (other than U.S. Treasury Bills), financial futures, options, swaps and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, matu-

30

rity and type; indications as to values from dealers; and general market conditions.These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Directors.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. These securities are generally categorized within Level 1 of the fair value hierarchy. Options traded

The Fund	31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

over-the-counter are valued at the mean between the bid and asked price.These securities are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates.These securities are generally categorized within Level 2 of the fair value hierarchy. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward contracts are valued at the forward rate. These securities are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2012 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	—	6,315,118	—	6,315,118
Commercial
Mortgage-Backed	—	2,156,975	—	2,156,975
Corporate Bonds†	—	17,640,831	—	17,640,831
Equity Securities—
Domestic†	—	269,438	—	269,438
Foreign Government	—	3,487,036	—	3,487,036
Municipal Bonds	—	150,143	—	150,143
Mutual Funds	316,396	—	—	316,396
Residential
Mortgage-Backed	—	1,029,755	—	1,029,755
U.S. Government
Agencies/
Mortgage-Backed	—	215,121	—	215,121
U.S. Treasury	—	2,807,427	—	2,807,427

32

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($) (continued)
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	—	11,217	—	11,217
Futures††	6,863	—	—	6,863
Options Purchased	—	15,605	—	15,605
Liabilities ($)
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	—	(70,962)	—	(70,962)
Futures††	(105,956)	—	—	(105,956)
Options Written	(19,125)	(1,937)	—	(21,062)
†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common FairValue Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will

The Fund	33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on investments are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement withThe Bank of NewYork Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the

34

market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction.Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended April 30, 2012,The Bank of New York Mellon earned $529 from lending portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Other investment companies advised by Dreyfus are considered to be “affiliated” with the fund.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended April 30, 2012 were as follows:

Affiliated
Investment	Value				Value		Net
Company	10/31/2011	($)	Purchases ($)	Sales ($)	4/30/2012	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	—		11,644,334	11,514,088	130,246.4
Dreyfus
Institutional
Cash Advantage
Fund	855,697		2,717,454	3,387,001	186,150.5
Total	855,697		14,361,788	14,901,089	316,396.9

(e) Concentration of Risk: The fund invests primarily in debt securities. Failure of an issuer of the debt securities to make timely interest or principal payments, or a decline or the perception of a decline in the credit quality of a debt security, can cause the debt security’s price to fall, potentially lowering the fund’s share price. In addition, the value of debt securities may decline due to general market conditions that are not

The Fund	35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment.They may also decline because of factors that affect a particular industry.

(f) Dividends to shareholders: Dividends are recorded on ex-dividend date. Dividends from investment income-net are declared and paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

On April 30, 2012, the Board of Directors declared a cash dividend of $.032, $.024 and $.034 per share from undistributed investment income-net for Class A, Class C and Class I shares, respectively, payable on May 1, 2012 (ex-dividend date), to shareholders of record as of the close of business on April 30, 2012.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended October 31, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

36

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2011 was as follows: ordinary income $1,605,053. The tax character of current year distributions will determined at the end of the current fiscal year.

(h) New Accounting Pronouncement: In April 2011, FASB issued ASU No. 2011-03 “Transfers and Servicing (Topic 860) Reconsideration of Effective Control for Repurchase Agreements (“ASU 2011-03”) which relates to the accounting for repurchase agreements and similar agreements including mortgage dollar rolls, that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. ASU 2011-03 modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowings.ASU 2011-03 is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2012, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has

The Fund	37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

contracturally agreed, to waive receipt of its fees and/or assume the expenses of the fund, until March 1, 2013, so that annual direct fund operating expenses (excludnig Rule 12b-1 distribution plan fees, shareholder services plan fees, taxes, brokerage commissions, interest expense, commitment fees on borrowings and extraordinary expenses) do not exceed .85% of the value of the average daily net assets of their class.The reduction in management fee, pursuant to the undertaking, amounted to $74,748 during the period ended April 30, 2012.

(b) Prior to January 1, 2012, each Board member who is not an “interested person” of the Company (as defined in the Act) received $60,000 per annum, plus $7,000 per joint Board meeting of the Company, Dreyfus Investment Funds, The Dreyfus/Laurel Funds Trust, The Dreyfus/Laurel Tax-Free Municipal Funds and Dreyfus Funds, Inc. (collectively, the “Board Group Open-End Funds”) attended, $2,500 for separate in-person committee meetings attended which were not held in conjunction with a regularly scheduled Board meeting and $2,000 for Board meetings and separate committee meetings attended that were conducted by telephone. The Board Group Open-End Funds also reimbursed each Board member who is not an “interested person” of the Company (as defined in the Act) for travel and out-of-pocket expenses. With respect to Board meetings, the Chair of the Board received an additional 25% of such compensation (with the exception of reimbursable amounts).The Chair of each of the Board’s committees, unless the Chair also served as Chair of the Board, received $1,350 per applicable committee meeting. In the event that there was an in-person joint committee meeting or a joint telephone meeting of the Board Group Open-End Funds and Dreyfus High Yield Strategies Fund (“DHF”), $2,500 was allocated between the Board Group Open-End Funds and DHF.

Effective January 1, 2012, the Board Group Open-End Funds and DHF (collectively, the “Board Group Funds”) pays each Board member their respective allocated portions of an annual retainer of $85,000 and a fee of $10,000 for each regularly scheduled Board meeting attended ($75,000 and $8,000, respectively, in the aggregate, prior to

38

January 1, 2012).With respect to the annual retainer and Board meetings of the Board Group Funds, the Chair of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts). Each Board member receives $2,500 for any separate in-person committee meetings attended, which are not held in conjunction with a regularly scheduled Board meeting, such amount to be allocated among the Board Group Funds, as applicable. In the event that there is a joint telephone meeting of the Board Group Funds, a fee of $2,000 is allocated among the applicable Board Group Funds, accordingly (prior to January 1, 2012, the fee allocated was $2,500 if the meeting included DHF). The Chair of each of the Board’s committees, unless the Chair also serves as Chair of the Board, receives $1,500 per applicable committee meeting. Each Emeritus Board member is entitled to receive an annual retainer of one-half the amount paid as a retainer at the time the Board member became Emeritus and a per meeting attended fee of one-half the amount paid to Board member. The Board Group Funds also reimburse each Independent Board member and Emeritus Board member for travel and out-of-pocket expenses.These fees and expenses are charged and allocated to each series based on net assets.

During the period ended April 30, 2012, the Distributor retained $94 from commissions earned on sales of the fund’s Class A shares and $175 from CDSCs on redemptions of the fund’s Class C shares.

(c) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of the average daily net assets of Class C shares. During the period ended April 30, 2012, Class C shares were charged $15,738, pursuant to the Plan.

(d) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.These services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund

The Fund	39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2012, Class A and Class C shares were charged $30,108 and $5,246, respectively, pursuant to the Shareholder Services Plan.

Under its terms, the Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Directors who are not “interested persons” of the Company and who have no direct or indirect financial interest in the operation of or in any agreement related to the Plan or Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended April 30, 2012, the fund was charged $4,219 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period

40

ended April 30, 2012, the fund was charged $324 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $11.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended April 30, 2012, the fund was charged $7,857 pursuant to the custody agreement.

During the period ended April 30, 2012, the fund was charged $3,183 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $16,760, Rule 12b-1 distribution plan fees $2,425, shareholder services plan fees $5,603, custodian fees $6,093, chief compliance officer fees $2,122 and transfer agency per account fees $1,467, which are offset against an expense reimbursement currently in effect in the amount of $14,189.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, forward contracts, financial futures, options transactions and swap transactions, during the period ended April 30, 2012, amounted to $54,857,156 and $62,417,895, respectively.

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

The Fund	41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

      Fair value of derivative instruments as of April 30, 2012 is shown below:

	Derivative		Derivative
	Assets ($)		Liabilities ($)
Interest rate risk1,2,	22,468	Interest rate risk[1,3]	(127,018)
Foreign exchange risk[4]	11,217	Foreign exchange risk[5]	(70,962)
Gross fair value of
derivatives contracts	33,685		(197,980)

Statement of Assets and Liabilities location:
1	Includes cumulative appreciation (depreciation) on futures contracts as reported in the Statement of
Financial Futures, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
2	Options purchased are inluded in Investments in securities of Unaffiliated issuers at market value
3	Outstanding options written, at value.
4	Unrealized appreciation on forward foreign currency exchange contracts.
5	Unrealized depreciation on forward foreign currency exchange contracts.

    The effect of derivative instruments in the Statement of Operations during the period ended April 30, 2012 is shown below:

	Amount of realized gain or (loss) on derivatives recognized in income ($)
			Forward
Underlying risk	Futures[6]	Options[7]	Contracts[8]	Swaps[9]	Total
Interest rate	(238,575)	222,023	—	(235)	(16,787)
Foreign exchange	—	(36,654)	59,208	—	22,554
Credit	—	—	—	(141,559)	(141,559)
Total	(238,575)	185,369	59,208	(141,794)	(135,792)

Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($)
			Forward
Underlying risk	Futures[10]	Options[11]	Contracts[12]	Swaps[12]	Total
Interest rate	(105,256)	(78,715)	—	—	(183,971)
Foreign exchange	—	34,578	(8,669)	—	25,909
Credit	—	—	—	16,640	16,640
Total	(105,256)	(44,137)	(8,669)	16,640	(141,422)

Statement of Operations location:
6	Net realized gain (loss) on financial futures.
7	Net realized gain (loss) on options transactions.
8	Net realized gain (loss) on forward foreign currency exchange contracts.
9	Net realized gain (loss) on swap transactions.
[10] Net unrealized appreciation (depreciation) on financial futures.
[11] Net unrealized appreciation (depreciation) on options transactions.
[12] Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
[13] Net unrealized appreciation (depreciation) on swap transactions.

42

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments.The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market.A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss.There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default. Contracts open at April 30, 2012 are set forth in the Statement of Financial Futures.

Options: The fund purchases and writes (sells) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment.The fund is subject to interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the

The Fund	43

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.There is a risk of loss from a change in value of such options which may exceed the related premiums received. One risk of holding a put or a call option is that if the option is not sold or exercised prior to its expiration, it becomes worthless. However, this risk is limited to the premium paid by the fund. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations.

The following summarizes the fund’s call/put options written during the period ended April 30, 2012:

	Face Amount		Options Terminated
	Covered by	Premiums		Net Realized
Options Written:	Contracts	Received ($)	Cost ($)	Gain ($)
Contracts outstanding
October 31, 2011	11,508,000	169,658
Contracts written	27,759,000	337,926
Contracts terminated:
Contracts closed	28,543,000	384,997	206,069	178,928
Contracts expired	7,400,000	98,223	—	98,223
Total contracts
terminated	35,943,000	483,220	206,069	277,151
Contracts outstanding
April 30, 2012	3,324,000	24,364

44

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations.The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.The following summarizes open forward contracts at April 30, 2012:

Forward Foreign
Currency		Number	Foreign			Unrealized
Exchange		of	Currency			Appreciation
Contracts	Contracts		Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases:
British Pound,
Expiring
5/25/2012	[a]	1	320,000	513,744	519,238	5,494
Canadian Dollar,
Expiring
5/25/2012	[b]	1	660,000	665,557	667,753	2,196
Russian Ruble,
Expiring
5/25/2012	[c]	1	10,070,000	339,429	341,282	1,853
Sales:				Proceeds ($)
Australian Dollar,
Expiring
5/25/2012	[d]	1	170,000	175,108	176,619	(1,511)

The Fund	45

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Forward Foreign
Currency	Number		Foreign			Unrealized
Exchange		of	Currency			Appreciation
Contracts	Contracts		Amounts	Proceeds ($)	Value ($) (Depreciation) ($)
Sales
(continued):
Brazilian Real,
Expiring
5/25/2012	[c]	1	355,000	186,891	185,217	1,674
British Pound,
Expiring
5/25/2012	[e]	1	495,000	794,817	803,196	(8,379)
Euro,
Expiring:
5/25/2012	[a]	1	1,200,000	1,575,336	1,588,593	(13,257)
5/25/2012	[c]	2	150,000	198,380	198,574	(194)
5/25/2012	[f]	1	895,000	1,174,446	1,184,826	(10,380)
Hungarian Forint,
Expiring
5/25/2012	[g]	1	110,320,000	484,753	507,166	(22,413)
Mexican New Peso,
Expiring
5/25/2012	[g]	1	4,820,000	363,568	369,086	(5,518)
New Zealand Dollar,
Expiring
5/25/2012	[d]	1	820,000	666,807	669,319	(2,512)
Philippines Peso,
Expiring
5/25/2012	[g]	1	12,750,000	298,595	301,392	(2,797)
South African Rand,
Expiring:
5/25/2012	[a]	1	2,190,000	277,194	280,638	(3,444)
5/25/2012	[c]	1	390,000	49,420	49,977	(557)
Gross Unrealized
Appreciation						11,217
Gross Unrealized
Depreciation						(70,962)

Counterparties:
a Deutsche Bank
b Credit Suisse First Boston
c Morgan Stanley
d Goldman Sachs
e Commonwealth Bank of Australia
f UBS
g JPMorgan Chase & Co.

46

Swaps:The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument.The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

The fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap contracts in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the contract’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount.The fund enters into these agreements for a variety of reasons, including to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount.The net interest received or paid on interest rate swap agreements is included within unrealized

The Fund	47

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Interest rate swaps are valued daily and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the fund records a realized gain or loss equal to the difference between the current realized value and the expected cash flows.At April 30, 2012, there were no interest rate swap agreements outstanding.

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced company) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument.The maximum payouts for these contracts are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.At April 30, 2012, there were no credit default swap agreements outstanding.

48

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2012:

Average Market Value ($)
Interest rate futures contracts	12,709,876
Interest rate options contracts	104,928
Foreign currency options contracts	301
Forward contracts	7,100,269

The following summarizes the average notional value of swap contracts outstanding during the period ended April 30, 20112:

Average Notional Value ($)
Credit default swap contracts	461,264
Interest rate swap contracts	200,000

At April 30, 2012, accumulated net unrealized appreciation on investments was $588,145, consisting of $803,015 gross unrealized appreciation and $214,870 gross unrealized depreciation.

At April 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 49

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on February 15-16, 2012, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”).The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board considered information previously provided to them in presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and Dreyfus representatives confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

50

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2011, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.They also noted that performance generally should be considered over longer periods of time, although it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect disproportionately long term performance. The Board discussed the results of the comparisons and noted that the fund’s total return performance was below the Performance Group and Performance Universe medians for the various periods, except for the four- and five-year periods when the fund’s total return performance was at and above the Performance Group median, respectively.The Board also noted that the fund’s yield performance was below the Performance Group medians for four of the five one-year periods, and variously above, at or below the

The Fund	51

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

Performance Universe medians for the five one-year periods ended December 31st. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

Dreyfus representatives noted that the fund’s total return performance for the calendar years 2009 and 2010 outperformed the fund’s benchmark index but noted that the fund had underperformed the index in 2011. Dreyfus representatives reminded the Board that, effective October 2010, the Board had approved proposals to change: 1) the portfolio managers of the fund; 2) the fund’s name and investment objectives and policies designed to make the fund more of an “opportunistic” fixed income fund; and 3) the range of fund assets that the fund normally allocates to various sectors of the fixed income market.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that the fund’s contractual management fee was below the Expense Group median, the fund’s actual management fee was below the Expense Group and Expense Universe medians and the fund’s total expense ratio was below the Expense Group median and above the Expense Universe median.

Dreyfus representatives noted that Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund, until March 1, 2013, so that annual direct fund operating expenses (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) did not exceed 0.85% of the fund’s average daily net assets. Dreyfus representatives informed the Board that the waiver would be extended until March 1, 2013.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s pri-

52

mary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the expense limitation arrangement and its effect on Dreyfus’ profitability. The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of their evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s

The Fund	53

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

asserts have been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board noted Dreyfus’ efforts to improve fund performance in 2010 but was concerned with the fund’s one-year relative performance in 2011 and agreed to continue to closely monitor performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

54

The Board considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

The Fund	55

NOTES

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	UnderstandingYour Fund’s Expenses
6	ComparingYour Fund’s Expenses With Those of Other Funds
7	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
14	Financial Highlights
17	Notes to Financial Statements
29	Information About the Renewal of the Fund’s Investment Management and Sub-Investment Advisory Agreements
FOR MORE INFORMATION
Back Cover

Dreyfus
Tax Managed
Growth Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Tax Managed Growth Fund, covering the six-month period from November 1, 2011, through April 30, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. stock markets had stabilized at the start of the reporting period in the wake of sharp declines stemming from the sovereign debt crisis in Europe, an unprecedented downgrade of long-term U.S. debt securities and disappointing economic data. Fortunately, employment gains, increased manufacturing activity and other positive economic news over the final months of 2011 alleviated investors’ most serious concerns, and better business fundamentals during the first four months of 2012 sparked strong market rallies.As a result, most broad measures of U.S. stock market performance produced double-digit gains for the reporting period.

Our economic forecast calls for near-trend growth over the remainder of 2012, and we expect the United States to continue to post better economic data than most of the rest of the developed world. An aggressively accommodative monetary policy, pent-up demand in several industry groups and gradual improvement in housing prices appear likely to balance risks stemming from the ongoing European debt crisis and volatile energy prices.As always, we encourage you to talk with your financial adviser about how these developments may affect your investments.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
May 15, 2012

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2011, through April 30, 2012, as provided by Fayez Sarofim, Portfolio Manager of Fayez Sarofim & Co., Sub-Investment Adviser

Fund and Market Performance Overview

For the six-month period ended April 30, 2012, Dreyfus Tax Managed Growth Fund’s Class A shares produced a total return of 11.51%, Class C shares returned 11.01% and Class I shares returned 11.61%.1 For the same period, the fund’s benchmark, the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”), produced a 12.76% total return.2

Improving U.S. economic fundamentals drove stocks broadly higher over the reporting period. The fund produced lower returns than its benchmark, mainly due to investors’ renewed preference for more speculative stocks at times during the reporting period.

The Fund’s Investment Approach

The fund invests primarily in well-established, multinational companies that we believe are well positioned to weather difficult economic climates and thrive during favorable times. We focus on purchasing large-cap, blue-chip stocks at a price we consider to be justified by a company’s fundamentals. The result is a portfolio of stocks selected for what we consider to be sustained patterns of profitability, strong balance sheets, expanding global presence and above-average earnings growth potential. At the same time, we manage the fund in a manner cognizant of the concerns of tax-conscious investors.We typically buy and sell relatively few stocks during the course of the year, which may help reduce investors’ tax liabilities.

Markets Bolstered by Improving Economic Fundamentals

Equity markets floundered in the months prior to the reporting period amid a number of macroeconomic concerns, including an unprecedented downgrade of one agency’s credit-rating of long-term U.S.

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

government debt, a sovereign debt crisis in Greece that threatened other members of the European Union, and uncertainties regarding the strength and sustainability of the U.S. economic recovery.These issues led investors to focus on traditionally defensive industry groups and companies with track records of consistent earnings growth, financial stability and dividend payments.

As economic conditions improved over the final months of 2011 and early 2012, many of these concerns abated. By mid-January 2012, the European Union had taken credible steps to address the region’s problems, and U.S. economic data showed clear signs of improvement, including strong levels of manufacturing activity, rising employment and greater consumer confidence. In response, investors shifted their attention to more speculative, growth-oriented segments of the equity markets.

Quality Bias Produced Mixed Results

Although the fund participated in the market’s gains to a substantial degree, holdings in the consumer discretionary sector weighed on relative performance. Conversely, overweighted positions in the energy sector detracted from relative results as large integrated oil companies were hurt by concerns regarding a possible drop in demand from China and other emerging markets. The materials sector was also hampered by worries about lower economic growth in the emerging markets.

On a more positive note, our longstanding emphasis on blue-chip companies with globally diversified markets, healthy balance sheets and strong income characteristics helped the fund participate more fully in the market’s rebound early in the reporting period.The fund achieved especially good results from favorable stock selections in the information technology sector. Electronics innovator Apple continued to gain value on the strength of its popular tablet computer and smartphone products, while semiconductor manufacturer Intel and consulting services giant International Business Machines posted strong earnings and climbed more than market averages.

The fund also posted robust relative performance in the consumer staples sectors, where we maintained substantially overweighted exposure compared to the benchmark. Holdings such as tobacco giants Philip

4

Morris International and Altria Group, beverages leader The Coca-Cola Company and luxury goods purveyor Estee Lauder, Cl. A reported strong earnings.

We added several stocks to the fund during the reporting period, including new positions in energy producers Imperial Oil, which is active in Canada’s oil sands region, and Stat-Oil, ADR, which announced new discoveries that could boost earnings growth. Global brewer SAB Miller appears poised to gain market share with its portfolio of strong brands, and drug maker Roche Holdings,ADR could benefit from its strong oncology and biotechnology franchises.

Positioned for Continued Volatility

While the U.S. economy currently shows signs of moderate strength, we believe that ongoing global issues arising from the still unresolved European sovereign debt crisis and the need for global deleveraging will continue to stress equity markets. In such an environment, large, well established companies with solid business fundamentals and generous dividend yields are likely to remain attractive to investors.As of the end of the reporting period, we have continued to find a relatively large number of investments meeting our stock selection criteria in the consumer staples and energy sectors.

May 15, 2012

Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2	SOURCE: LIPPER INC. – Reflects monthly reinvestment of dividends and, where applicable, capital gain distributions. The Standard & Poor’s 500 Composite Stock Price Index
is a widely accepted, unmanaged index of U. S. stock market performance. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Tax Managed Growth Fund from November 1, 2011 to April 30, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2012
	Class A	Class C	Class I
Expenses paid per $1,000†	$7.10	$11.02	$5.79
Ending value (after expenses)	$1,115.10	$1,110.10	$1,116.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2012
	Class A	Class C	Class I
Expenses paid per $1,000†	$6.77	$10.52	$5.52
Ending value (after expenses)	$1,018.15	$1,014.42	$1,019.39

† Expenses are equal to the fund’s annualized expense ratio of 1.35% for Class A, 2.10% for Class C and 1.10% for Class I, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
April 30, 2012 (Unaudited)

Common Stocks—95.5%	Shares	Value ($)
Consumer Discretionary—10.3%
Arcos Dorados Holdings, Cl. A	45,000 [a]	804,150
McDonald’s	58,000	5,652,100
McGraw-Hill	28,000	1,376,760
News, Cl. A	38,000	744,800
Target	57,000	3,302,580
Time Warner Cable	15,000	1,206,750
Wal-Mart Stores	55,000	3,240,050
Walt Disney	40,000	1,724,400
		18,051,590
Consumer Staples—27.4%
Altria Group	110,000	3,543,100
Coca-Cola	119,000	9,082,080
Estee Lauder, Cl. A	45,000	2,940,750
Kraft Foods, Cl. A	47,271	1,884,695
Nestle, ADR	80,750	4,937,055
PepsiCo	42,500	2,805,000
Philip Morris International	129,000	11,546,790
Procter & Gamble	78,000	4,963,920
SABMiller	60,000	2,520,530
Walgreen	70,000	2,454,200
Whole Foods Market	19,000	1,578,330
		48,256,450
Energy—21.2%
Apache	8,000	767,520
Chevron	70,000	7,459,200
ConocoPhillips	50,000	3,581,500
Exxon Mobil	113,512	9,800,625
Imperial Oil	40,000	1,863,600
Occidental Petroleum	50,000	4,561,000
Royal Dutch Shell, Cl. A, ADR	60,000	4,292,400
Statoil, ADR	65,000	1,749,150
Total, ADR	65,000	3,127,150
		37,202,145

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Financial—4.2%
BlackRock	9,000	1,724,220
Franklin Resources	14,000	1,757,140
JPMorgan Chase & Co.	90,000	3,868,200
		7,349,560
Health Care—7.6%
Abbott Laboratories	60,000	3,723,600
Johnson & Johnson	54,500	3,547,405
Merck & Co.	18,000	706,320
Novo Nordisk, ADR	18,000	2,646,360
Roche Holding, ADR	60,000	2,749,200
		13,372,885
Industrial—4.2%
Caterpillar	27,000	2,774,790
General Electric	98,000	1,918,840
United Technologies	34,000	2,775,760
		7,469,390
Information Technology—16.0%
Apple	19,500[b]	11,392,680
Automatic Data Processing	31,000	1,724,220
Cisco Systems	55,000	1,108,250
Intel	160,000	4,544,000
International Business Machines	25,000	5,177,000
QUALCOMM	27,500	1,755,600
Texas Instruments	75,000	2,395,500
		28,097,250
Materials—4.6%
Air Products & Chemicals	18,000	1,538,820
Freeport-McMoRan Copper & Gold	65,000	2,489,500
Praxair	20,500	2,371,850
Rio Tinto, ADR	30,000[a]	1,682,100
		8,082,270
Total Common Stocks
(cost $122,522,951)		167,881,540

8

Other Investment—4.7%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $8,226,669)	8,226,669[c]	8,226,669

Investment of Cash Collateral
for Securities Loaned—1.3%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $2,311,875)	2,311,875[c]	2,311,875

Total Investments (cost $133,061,495)	101.5%	178,420,084
Liabilities, Less Cash and Receivables	(1.5%)	(2,691,900)
Net Assets	100.0%	175,728,184

ADR—American Depository Receipts
a Security, or portion thereof, on loan.At April 30, 2012, the value of the fund’s securities on loan was $2,237,625 and the value of the collateral held by the fund was $2,311,875.
b Non-income producing security.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Consumer Staples	27.4	Money Market Investments	6.0
Energy	21.2	Materials	4.6
Information Technology	16.0	Financial	4.2
Consumer Discretionary	10.3	Industrial	4.2
Health Care	7.6		101.5

† Based on net assets.
See notes to financial statements.

The Fund	9

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2012 (Unaudited)

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $2,237,625)—Note 1(b):
Unaffiliated issuers		122,522,951	167,881,540
Affiliated issuers		10,538,544	10,538,544
Cash			347,849
Receivable for shares of Capital Stock subscribed			297,607
Dividends and securities lending income receivable			286,345
			179,351,885
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)			203,907
Liability for securities on loan—Note 1(b)			2,311,875
Payable for investment securities purchased			906,156
Payable for shares of Capital Stock redeemed			201,763
			3,623,701
Net Assets ($)			175,728,184
Composition of Net Assets ($):
Paid-in capital			140,233,932
Accumulated undistributed investment income—net			586,003
Accumulated net realized gain (loss) on investments			(10,450,340)
Accumulated net unrealized appreciation
(depreciation) on investments			45,358,589
Net Assets ($)			175,728,184

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	133,043,859	27,047,541	15,636,784
Shares Outstanding	6,249,542	1,334,746	732,810
Net Asset Value Per Share ($)	21.29	20.26	21.34

See notes to financial statements.

10

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2012 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $80,013 foreign taxes withheld at source):
Unaffiliated issuers	2,051,142
Affiliated issuers	3,444
Income from securities lending—Note 1(b)	13,486
Total Income	2,068,072
Expenses:
Management fee—Note 3(a)	832,863
Distribution and service plan fees—Note 3(b)	266,455
Directors’ fees—Note 3(a)	6,365
Loan commitment fees—Note 2	541
Total Expenses	1,106,224
Less—Directors’ fees reimbursed by the Manager—Note 3(a)	(6,365)
Net Expenses	1,099,859
Investment Income—Net	968,213
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(34,671)
Net unrealized appreciation (depreciation) on investments	15,715,319
Net Realized and Unrealized Gain (Loss) on Investments	15,680,648
Net Increase in Net Assets Resulting from Operations	16,648,861

See notes to financial statements.

The Fund	11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2012	Year Ended
	(Unaudited)[a]	October 31, 2011
Operations ($):
Investment income—net	968,213	1,442,766
Net realized gain (loss) on investments	(34,671)	7,247,428
Net unrealized appreciation
(depreciation) on investments	15,715,319	3,617,573
Net Increase (Decrease) in Net Assets
Resulting from Operations	16,648,861	12,307,767
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(1,283,226)	(1,099,328)
Class B Shares	(339)	(5,980)
Class C Shares	(127,586)	(132,062)
Class I Shares	(90,310)	(36,805)
Total Dividends	(1,501,461)	(1,274,175)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	37,946,827	29,779,524
Class B Shares	12,652	60,039
Class C Shares	5,200,838	2,542,453
Class I Shares	10,832,194	6,123,770
Dividends reinvested:
Class A Shares	1,123,909	926,744
Class B Shares	267	4,857
Class C Shares	80,979	83,534
Class I Shares	51,880	30,608
Cost of shares redeemed:
Class A Shares	(18,394,469)	(14,867,890)
Class B Shares	(864,101)	(961,078)
Class C Shares	(993,744)	(2,910,180)
Class I Shares	(2,619,672)	(2,005,757)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	32,377,560	18,806,624
Total Increase (Decrease) in Net Assets	47,524,960	29,840,216
Net Assets ($):
Beginning of Period	128,203,224	98,363,008
End of Period	175,728,184	128,203,224
Undistributed investment income—net	586,003	1,119,251

12

	Six Months Ended
	April 30, 2012	Year Ended
	(Unaudited)[a]	October 31, 2011
Capital Share Transactions:
Class Ab
Shares sold	1,887,997	1,589,698
Shares issued for dividends reinvested	58,113	52,152
Shares redeemed	(906,766)	(799,107)
Net Increase (Decrease) in Shares Outstanding	1,039,344	842,743
Class Bb
Shares sold	635	3,307
Shares issued for dividends reinvested	14	280
Shares redeemed	(43,014)	(52,844)
Net Increase (Decrease) in Shares Outstanding	(42,365)	(49,257)
Class C
Shares sold	271,319	142,453
Shares issued for dividends reinvested	4,387	4,920
Shares redeemed	(51,547)	(164,189)
Net Increase (Decrease) in Shares Outstanding	224,159	(16,816)
Class I
Shares sold	535,592	323,566
Shares issued for dividends reinvested	2,680	1,721
Shares redeemed	(129,415)	(103,183)
Net Increase (Decrease) in Shares Outstanding	408,857	222,104

a	Effective as of the close of business on March 13, 2012, the fund no longer offers Class B shares.
b	During the period ended April 30, 2012, 17,661 Class B shares representing $357,105 were automatically converted to 17,223 Class A shares and during the period ended October 31, 2011, 25,225 Class B shares representing $464,608 were automatically converted to 26,492 Class A shares.
See notes to financial statements.

The Fund	13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
April 30, 2012			Year Ended October 31,
Class A Shares	(Unaudited)	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	19.34	17.47	15.40	14.35	20.51	18.44
Investment Operations:
Investment income—net[a]	.14	.27	.25	.27	.25	.22
Net realized and unrealized
gain (loss) on investments	2.05	1.85	2.10	1.05	(6.17)	2.08
Total from Investment Operations	2.19	2.12	2.35	1.32	(5.92)	2.30
Distributions:
Dividends from
investment income—net	(.24)	(.25)	(.28)	(.27)	(.24)	(.23)
Net asset value, end of period	21.29	19.34	17.47	15.40	14.35	20.51
Total Return (%)[b]	11.51[c]	12.13	15.53	9.53	(29.22)	12.58
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.36[d]	1.36	1.36	1.36	1.36	1.36
Ratio of net expenses
to average net assets	1.35[d]	1.32	1.25	1.25	1.25	1.25
Ratio of net investment income
to average net assets	1.38[d]	1.42	1.54	2.04	1.35	1.13
Portfolio Turnover Rate	.74[c]	15.10	3.00	—	5.91	8.09
Net Assets, end of period
($ x 1,000)	133,044	100,740	76,318	61,270	60,207	96,507

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
See notes to financial statements.

14

Six Months Ended
April 30, 2012			Year Ended October 31,
Class C Shares	(Unaudited)	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	18.36	16.60	14.65	13.63	19.48	17.53
Investment Operations:
Investment income—net[a]	.06	.12	.12	.17	.11	.07
Net realized and unrealized
gain (loss) on investments	1.95	1.76	2.01	.99	(5.87)	1.98
Total from Investment Operations	2.01	1.88	2.13	1.16	(5.76)	2.05
Distributions:
Dividends from
investment income—net	(.11)	(.12)	(.18)	(.14)	(.09)	(.10)
Net asset value, end of period	20.26	18.36	16.60	14.65	13.63	19.48
Total Return (%)[b]	11.01[c]	11.38	14.63	8.68	(29.71)	11.73
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.11[d]	2.11	2.11	2.11	2.11	2.11
Ratio of net expenses
to average net assets	2.10[d]	2.07	2.00	2.00	2.00	2.00
Ratio of net investment income
to average net assets	.62[d]	.68	.80	1.29	.61	.39
Portfolio Turnover Rate	.74[c]	15.10	3.00	—	5.91	8.09
Net Assets, end of period
($ x 1,000)	27,048	20,386	18,714	19,323	20,247	34,961

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
See notes to financial statements.

The Fund	15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
April 30, 2012			Year Ended October 31,
Class I Shares	(Unaudited)	2011	2010	2009	2008	2007[a]
Per Share Data ($):
Net asset value,
beginning of period	19.40	17.53	15.44	14.41	20.58	18.52
Investment Operations:
Investment income—net[b]	.17	.30	.28	.30	.28	.20
Net realized and unrealized
gain (loss) on investments	2.05	1.86	2.13	1.05	(6.16)	2.14
Total from Investment Operations	2.22	2.16	2.41	1.35	(5.88)	2.34
Distributions:
Dividends from
investment income—net	(.28)	(.29)	(.32)	(.32)	(.29)	(.28)
Net asset value, end of period	21.34	19.40	17.53	15.44	14.41	20.58
Total Return (%)	11.61[c]	12.47	15.81	9.74	(29.99)	12.76
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.11[d]	1.11	1.11	1.12	1.11	1.12
Ratio of net expenses
to average net assets	1.10[d]	1.08	1.00	1.00	1.00	1.01
Ratio of net investment income
to average net assets	1.66[d]	1.62	1.72	2.10	1.57	1.01
Portfolio Turnover Rate	.74[c]	15.10	3.00	—	5.91	8.09
Net Assets, end of period
($ x 1,000)	15,637	6,284	1,785	223	10	12

a Effective June 1, 2007, the fund redesignated Class R to Class I shares. b Based on average shares outstanding at each month end. c Not annualized. d Annualized.

See notes to financial statements.

16

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Tax Managed Growth Fund (the “fund”) is a separate diversified series of The Dreyfus/Laurel Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering ten series, including the fund. The fund’s investment objective is to seek long-term capital appreciation consistent with minimizing realized capital gains and taxable current income. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Fayez Sarofim & Co. (“Sarofim & Co.”) serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue 500 million shares of $.001 par value Capital Stock.The fund currently offers three classes of shares: Class A (300 million shares authorized), Class C (100 million shares authorized) and Class I (100 million shares authorized). Class A and Class C shares are and Class B shares were sold primarily to retail investors through financial intermediaries and bear a distribution fee and/or shareholder services fee. Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus), acting on behalf of customers having a qualified trust or investment account or relationship at such institution, and bear no

The Fund	17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

distribution or shareholder services fees. Class I shares are offered without a front-end sales charge or CDSC. The Board of Directors approved, effective as of the close of business on March 13, 2012, the transfer of shares authorized from Class B to Class A shares. Class B shares were subject to a CDSC imposed on Class B share redemptions made within six years of purchase and automatically converted to Class A shares after six years. The fund no longer offers Class B shares. Effective March 13, 2012, all outstanding Class B shares were automatically converted to Class A shares. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unad-

18

justed quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

20

The following is a summary of the inputs used as of April 30, 2012 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic†	141,509,845	—	—	141,509,845
Equity Securities—
Foreign†	26,371,695	—	—	26,371,695
Mutual Funds	10,538,544	—	—	10,538,544
† See Statement of Investments for additional detailed categorizations.

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common FairValue Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

The Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement withThe Bank of NewYork Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction.Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended April 30, 2012,The Bank of New York Mellon earned $5,780 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Other investment companies advised by Dreyfus are considered to be “affiliated” with the fund.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended April 30, 2012 were as follows:

Affiliated
Investment	Value				Value		Net
Company	10/31/2011	($)	Purchases ($)	Sales ($)	4/30/2012	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	7,336,633		32,474,272	31,584,236	8,226,669		4.7

22

Affiliated
Investment	Value				Value		Net
Company	10/31/2011	($)	Purchases ($)	Sales ($)	4/30/2012	($)	Assets (%)
Dreyfus
Institutional
Cash
Advantage
Fund	—		28,297,475	25,985,600	2,311,875		1.3
Total	7,336,633		60,771,747	57,569,836	10,538,544		6.0

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Effective March 31, 2012, dividends from investment income-net are declared and paid quarterly, prior to the effective date dividends from investment income-net was declared and paid annually. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended October 31, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $10,415,669 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2011. If not applied, $7,781,638 of the carryover expires in fiscal 2012, $1,014,645 expires in fiscal 2017 and $1,619,386 expires in fiscal 2018.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2011 was as follows: ordinary income $1,274,175. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended on April 30, 2012, the fund did not borrow under the Facilities.

24

NOTE 3—Investment Management Fee and Other Transactions With Affiliates:

(a) Pursuant to an investment management agreement with Dreyfus, Dreyfus provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund. Dreyfus also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay Dreyfus a fee, calculated daily and paid monthly, at the annual rate of 1.10% of the value of the fund’s average daily net assets. Out of its fee, Dreyfus pays all of the expenses of the fund except brokerage fees, taxes, interest expense, commitment fees on borrowings, Rule 12b-1 distribution fees and expenses, service fees, expenses of non-interested Directors (including counsel fees) and extraordinary expenses. In addition, Dreyfus is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Directors (including counsel fees). Prior to January 1, 2012, each Board member who is not an “interested person” of the Company (as defined in the Act) received $60,000 per annum, plus $7,000 per joint Board meeting of the Company, Dreyfus Investment Funds, Inc.,The Dreyfus/Laurel Funds Trust,The Dreyfus/Laurel Tax-Free Municipal Funds and Dreyfus Funds, Inc. (collectively, the “Board Group Open-End Funds”) attended, $2,500 for separate in-person committee meetings attended which were not held in conjunction with a regularly scheduled Board meeting and $2,000 for Board meetings and separate committee meetings attended that were conducted by telephone. The Board Group Open-End Funds also reimbursed each Board member who is not an “interested person” of the Company (as defined in the Act) for travel and out-of-pocket expenses. With respect to Board meetings, the Chair of the

The Fund	25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Board received an additional 25% of such compensation (with the exception of reimbursable amounts).The Chair of each of the Board’s committees, unless the Chair also served as Chair of the Board, received $1,350 per applicable committee meeting. In the event that there was an in-person joint committee meeting or a joint telephone meeting of the Board Group Open-End Funds and Dreyfus High Yield Strategies Fund (“DHF”), $2,500 was allocated between the Board Group Open-End Funds and DHF.

Effective January 1, 2012, the Board Group Open-End Funds and DHF (collectively, the “Board Group Funds”) pays each Board member their respective allocated portions of an annual retainer of $85,000 and a fee of $10,000 for each regularly scheduled Board meeting attended ($75,000 and $8,000, respectively, in the aggregate, prior to January 1, 2012).With respect to the annual retainer and Board meetings of the Board Group Funds, the Chair of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts). Each Board member receives $2,500 for any separate in-person committee meetings attended, which are not held in conjunction with a regularly scheduled Board meeting, such amount to be allocated among the Board Group Funds, as applicable. In the event that there is a joint telephone meeting of the Board Group Funds, a fee of $2,000 is allocated among the applicable Board Group Funds, accordingly (prior to January 1, 2012, the fee allocated was $2,500 if the meeting included DHF).The Chair of each of the Board’s committees, unless the Chair also serves as Chair of the Board, receives $1,500 per applicable committee meeting. Each Emeritus Board member is entitled to receive an annual retainer of one-half the amount paid as a retainer at the time the Board member became Emeritus and a per meeting attended fee of one-half the amount paid to Board member.The Board Group Funds also reimburse each Independent Board member and Emeritus Board member for travel and out-of-pocket expenses.These fees and expenses are charged and allocated to each series based on net assets.

26

Pursuant to a sub-investment advisory agreement between Dreyfus and Sarofim & Co., Dreyfus has agreed to pay Sarofim & Co. a monthly sub-investment advisory fee at the annual rate of .2175% of the value of the fund’s average daily net assets.

During the period ended April 30, 2012, the Distributor retained $15,965 from commissions earned on sales of the fund’s Class A shares.

(b) Under separate Distribution Plans (the “Plans”) adopted pursuant to Rule 12b-1 under the Act, Class A shares may pay annually up to .25% of the value of its average daily net assets to compensate the Distributor for shareholder servicing activities and expenses primarily intended to result in the sale of Class A shares. Class B shares paid and Class C shares pay the Distributor for distributing their shares at an aggregate annual rate of .75% of the value of the average daily net assets of Class B and Class C shares. Class B and Class C shares are also subject to a service plan adopted pursuant to Rule 12b-1 (the “Service Plan”), under which Class B shares paid and Class C shares pay the Distributor for providing certain services to the holders of their shares a fee at the annual rate of .25% of the value of the average daily net assets of Class B and Class C shares. During the period ended April 30, 2012, Class A, Class B and Class C shares were charged $145,676, $1,716 and $88,868, respectively, pursuant to their respective Plans. During the period ended April 30, 2012, Class B and Class C shares were charged $572 and $29,623, respectively, pursuant to the Service Plan.

Under its terms, the Plans and Service Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of majority of those Directors who are not “interested persons” of the Company and who have no direct or indirect financial interest in the operation of or in any agreement related to the Plan or Service Plan.

The Fund	27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $155,007, Rule 12b-1 distribution plan fees $43,431 and service plan fees $5,469.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended April 30, 2012, amounted to $33,657,225 and $1,064,232, respectively.

At April 30, 2012, accumulated net unrealized appreciation on investments was $45,358,589, consisting of $49,625,753 gross unrealized appreciation and $4,267,164 gross unrealized depreciation.

At April 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

28

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT MANAGEMENT AND SUB-INVESTMENT
ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Directors held on February 15-16, 2012, the Board considered the renewal of the fund’s Investment Management Agreement, pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”), and the Sub-Investment Advisory Agreement (together, the “Agreements”), pursuant to which Fayez Sarofim & Co. (the “Sub-Adviser”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board considered information previously provided to them in presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and Dreyfus representatives confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations,

The Fund	29

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT MANAGEMENT
AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures, as well as Dreyfus’ supervisory activities over the Sub-Adviser.The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2011, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance Group and Performance Universe medians for all periods, except for the 10-year period when the fund’s total return performance was at the Performance Group median.The Board noted that the fund ranked in the first quartile of the Performance Group and Performance Universe for most periods. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

30

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.Taking into consideration the fund’s “unitary” fee structure, the Board noted that the fund’s contractual management fee was above the Expense Group median and the fund’s actual management fee and total expense ratio were above the Expense Group and Expense Universe medians.

Dreyfus representatives noted that the fund’s actual management fee and the fund’s total expense ratio reflected a waiver by Dreyfus of a portion of its management fee in the amount of .10% of the value of the fund’s average daily net assets, which expired March 1, 2011.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Sub-Adviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure.The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

The Board considered the fee to the Sub-Adviser in relation to the fee paid to Dreyfus by the fund and the respective services provided by the Sub-Adviser and Dreyfus.The Board also noted the Sub-Adviser’s fee is paid by Dreyfus (out of its fee from the fund) and not the fund.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the

The Fund	31

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT MANAGEMENT
AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus.The Board also noted that the fee waiver had been in effect until March 1, 2011.The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of their evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by Dreyfus and the Sub-Adviser, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since Dreyfus, and not the fund, pays the Sub-Adviser pursuant to the Sub-Investment Advisory Agreement, the Board did not consider the Sub-Adviser’s profitability to be relevant to its deliberations. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board also considered potential benefits to Dreyfus and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and noted the soft dollar arrangements in effect for trading the fund’s investments.

32

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus and the Sub-Adviser are adequate and appropriate.

  The Board was satisfied with the fund’s performance.

  The Board concluded that the fees paid to Dreyfus and the Sub- Adviser were reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreements was in the best interests of the fund and its shareholders.

The Fund	33

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
9	Statement of Assets and Liabilities
10	Statement of Operations
11	Statement of Changes in Net Assets
12	Financial Highlights
14	Notes to Financial Statements
22	Information About the Renewal of the Fund’s Investment Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus
U.S. Treasury Reserves

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus U.S.Treasury Reserves, covering the six-month period from November 1, 2011, through April 30, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. financial markets encountered heightened volatility during the second half of 2011, particularly when investors fled riskier assets due to macroeconomic concerns ranging from an unprecedented downgrade of long-term U.S. debt securities to the resurgence of the sovereign debt crisis in Europe.These developments triggered a rally among traditional safe havens, such as U.S. government securities. Better economic news derailed the fixed-income rally in the fall, but an aggressively accommodative monetary policy from the Federal Reserve Board (the “Fed”) prevented yields from rising appreciably over the remainder of the reporting period. In the midst of this turmoil affecting longer-term securities, money market instrument remained stable and anchored near zero percent, as the Fed continued to maintain its target for short-term interest rates at historically low levels.

Our economic forecast calls for near-trend growth over the remainder of 2012, and we expect the United States to continue to post better economic data than most of the rest of the developed world. An aggressively accommodative monetary policy, pent-up demand in several industry groups and gradual improvement in housing prices appear likely to balance risks stemming from the ongoing European debt crisis and volatile energy prices. As always, we encourage you to talk with your financial adviser about how these developments may affect your investments.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
May 15, 2012

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2011, through April 30, 2012, as provided by Patricia A. Larkin, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended April 30, 2012, Dreyfus U.S.Treasury Reserves’ Investor shares produced an annualized yield of 0.00%, and Class R shares produced an annualized yield of 0.00%. Taking into account the effects of compounding, the fund’s Investor shares and Class R shares also produced annualized effective yields of 0.00% and 0.00%, respectively.1

Yields of money market instruments remained near historical lows during the reporting period despite stronger economic growth, as the Federal Reserve Board (the “Fed”) left short-term interest rates unchanged in a range between 0% and 0.25%.

The Fund’s Investment Approach

The fund seeks a high level of current income consistent with stability of principal.As a U.S.Treasury money market fund, we attempt to provide shareholders with an investment vehicle that is made up of direct U.S. Treasury obligations with remaining maturities of 13 months or less, as well as repurchase agreements with securities dealers, which are backed by U.S.Treasuries.To pursue its goal, the fund normally invests only in direct obligations of the U.S. Treasury and in repurchase agreements secured by these obligations.

Better Economic Conditions Cheered Investors

The reporting period began in the wake of heightened volatility in most financial markets, as investors responded nervously to an ongoing sovereign debt crisis in Europe and an unprecedented downgrade of one agency’s credit rating on long-term U.S. debt securities. However, the agency’s rating on short-term government debt, including securities pur-

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

chased by many money market funds, was left unchanged. Investors also had reacted negatively to disappointing U.S. economic data, which stoked fears that the U.S. economy might be headed for a double-dip recession.

Fortunately, investors’ worst fears failed to materialize over the reporting period. November saw a steep decline in the unemployment rate from 9.0% to 8.6%, orders and production in the manufacturing sector accelerated, and data from retailers suggested that consumers were spending more freely in the opening weeks of the 2011 holiday season. December witnessed more economic improvement, including an unemployment rate of 8.5%, while consumer confidence climbed to an eight-month high. It later was estimated that the U.S. economy grew at a respectable 3.0% annualized rate during the fourth quarter of 2011.

The upward trend in economic data persisted in January 2012. Most notably, the unemployment rate fell to 8.3% amid a net gain of 243,000 jobs. Even the long-depressed housing market showed signs of life, as it was announced that existing home sales posted a 5% gain in December 2011. In February, new reports suggested that the U.S. economy continued to gain traction, with the private sector adding another 233,000 jobs and the unemployment rate holding steady. What’s more, retail and food service sales climbed 1.1% in February, according to the U.S. Department of Commerce, which many saw as a promising sign for a domestic economy fueled mainly by consumers.

The recovery appeared to continue in March. Despite a decrease to 120,000 new jobs created during the month, the unemployment rate inched lower to 8.2%, its lowest reading in more than three years.The manufacturing and service sectors expanded for the 32nd and 27th consecutive months, respectively. However, gasoline prices surged higher during March, contributing to a modest decline in consumer confidence.

The expansion of the U.S. economy appeared to moderate in April amid mixed data. Only 130,000 jobs were added to the labor force during the month, but the unemployment rate dipped slightly to 8.1%.

4

Manufacturing activity continued to increase, while the service sector posted relatively sluggish growth. It later was estimated that U.S. GDP growth slowed to a 2.2% annualized rate over the first quarter of 2011, due primarily to significant cuts in government spending.

Rates Likely to Stay Low

As has been the case for the past several years, yields of U.S. Treasury bills remained near zero percent throughout the reporting period. In addition, yield differences along the market’s maturity spectrum remained relatively narrow, so it made little sense to incur the additional risks that longer-dated securities typically entail.Therefore, we continued to maintain the fund’s weighted average maturity in a range that was roughly in line with industry averages.

Despite recently encouraging signs of economic improvement, the Fed has repeatedly reiterated its intention to keep short-term interest rates near historical lows at least through late 2014. Consequently, we maintained the fund’s focus on liquidity.

May 15, 2012

An investment in the fund is not insured or guaranteed by the FDIC or any other government
agency.Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Treasury securities, short-term corporate, asset-backed securities holdings and municipal securities holdings (as applicable), while rated in the highest rating category by one or more NRSROs (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.
1	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.Yields provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, the fund’s yields would have been lower, and in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus U.S.Treasury Reserves from November 1, 2011 to April 30, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2012
	Investor Shares	Class R Shares
Expenses paid per $1,000†	$.40	$.40
Ending value (after expenses)	$1,000.00	$1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2012
	Investor Shares	Class R Shares
Expenses paid per $1,000†	$.40	$.40
Ending value (after expenses)	$1,024.47	$1,024.47

† Expenses are equal to the fund’s annualized expense ratio of .08% for Investor shares and .08% for Class R shares, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
April 30, 2012 (Unaudited)

	Annualized
	Yield on
	Date of	Principal
U.S. Treasury Bills—44.2%	Purchase (%)	Amount ($)	Value ($)
5/24/12	0.10	30,000,000	29,998,083
5/31/12	0.08	15,000,000	14,999,063
7/19/12	0.07	50,000,000	49,992,868
8/2/12	0.09	30,000,000	29,993,025
8/23/12	0.13	15,000,000	14,993,825
Total U.S. Treasury Bills
(cost $139,976,864)			139,976,864

U.S. Treasury Notes—11.1%
5/15/12	0.10	25,000,000	25,012,253
5/31/12	0.23	10,000,000	10,004,200
Total U.S. Treasury Notes
(cost $35,016,453)			35,016,453

Repurchase Agreements—43.6%
Citigroup Global Markets Holdings Inc.
dated 4/30/12, due 5/1/12 in the
amount of $25,000,118 (fully
collateralized by $19,582,200
U.S. Treasury Inflation Protected
Securities, 1.88%, due 7/15/13,
value $25,500,112)	0.17	25,000,000	25,000,000
Goldman, Sachs & Co.
dated 4/30/12, due 5/1/12 in the
amount of $21,000,058 (fully
collateralized by $16,524,100
U.S. Treasury Inflation Protected
Securities, 3%, due 7/15/12,
value $21,420,100)	0.10	21,000,000	21,000,000
JPMorgan Chase & Co.
dated 4/30/12, due 5/1/12 in the
amount of $42,000,210 (fully
collateralized by $41,200,000
U.S. Treasury Notes, 1.50%,
due 6/30/16, value $42,844,138)	0.18	42,000,000	42,000,000

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Annualized
	Yield on
	Date of	Principal
Repurchase Agreements (continued)	Purchase (%)	Amount ($)	Value ($)
RBS Securities, Inc.
dated 4/30/12, due 5/1/12 in the
amount of $50,000,236 (fully
collateralized by $50,875,000
U.S. Treasury Notes, 0.88%,
due 4/30/17, value $51,002,190)	0.17	50,000,000	50,000,000
Total Repurchase Agreements
(cost $138,000,000)			138,000,000

Total Investments (cost $312,993,317)		98.9%	312,993,317

Cash and Receivables (Net)		1.1%	3,444,903

Net Assets		100.0%	316,438,220

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
U.S. Treasury Bills	44.2	U.S. Treasury Notes	11.1
Repurchase Agreements	43.6		98.9
† Based on net assets.
See notes to financial statements.

8

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2012 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of
Investments (including Repurchase Agreements
of $138,000,000)—Note 1(b)	312,993,317	312,993,317
Cash		3,277,137
Interest receivable		190,629
		316,461,083
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		22,852
Dividend payable		11
		22,863
Net Assets ($)		316,438,220
Composition of Net Assets ($):
Paid-in capital		316,433,830
Accumulated net realized gain (loss) on investments		4,390
Net Assets ($)		316,438,220

Net Asset Value Per Share
	Investor Shares	Class R Shares
Net Assets ($)	121,218,140	195,220,080
Shares Outstanding	121,216,113	195,217,717
Net Asset Value Per Share ($)	1.00	1.00

See notes to financial statements.

The Fund	9

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2012 (Unaudited)

Investment Income ($):
Interest Income	121,863
Expenses:
Management fee—Note 2(a)	763,293
Distribution fees (Investor Shares)—Note 2(b)	124,716
Directors’ fees—Note 2(a)	10,493
Total Expenses	898,502
Less—reduction in expenses due to undertaking—Note 2(a)	(766,195)
Less—Directors’ fees reimbursed by the Manager—Note 2(a)	(10,493)
Net Expenses	121,814
Investment Income—Net, representing net increase
in net assets resulting from operations	49

See notes to financial statements.

10

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2012	Year Ended
	(Unaudited)	October 31, 2011
Operations ($):
Investment income—net	49	118
Net realized gain (loss) on investments	—	4,390
Net Increase (Decrease) in Net Assets
Resulting from Operations	49	4,508
Dividends to Shareholders from ($):
Investment income—net:
Investor Shares	(38)	(492)
Class R Shares	(11)	(806)
Total Dividends	(49)	(1,298)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold:
Investor Shares	36,589,809	89,618,921
Class R Shares	332,634,958	826,165,790
Dividends reinvested:
Investor Shares	38	478
Class R Shares	11	52
Cost of shares redeemed:
Investor Shares	(41,355,429)	(80,617,839)
Class R Shares	(290,527,402)	(869,684,318)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	37,341,985	(34,516,916)
Total Increase (Decrease) in Net Assets	37,341,985	(34,513,706)
Net Assets ($):
Beginning of Period	279,096,235	313,609,941
End of Period	316,438,220	279,096,235

See notes to financial statements.

The Fund	11

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
	April 30, 2012			Year Ended October 31,
Investor Shares	(Unaudited)	2011		2010		2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00		1.00		1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.000	[a]	.000	[a]	.000[a]	.016	.043
Distributions:
Dividends from
investment income—net	(.000)[a]	(.000)[a] (.000)[a]				(.000)[a]	(.016)	(.043)
Net asset value, end of period	1.00	1.00		1.00		1.00	1.00	1.00
Total Return (%)	.00[b,c]	.00	[b]	.00	[b]	.01	1.62	4.41
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.71[c]	.71		.71		.73	.72	.71
Ratio of net expenses
to average net assets	.08[c]	.12		.21		.39	.68	.70
Ratio of net investment income
to average net assets	.00[b,c]	.00	[b]	.00	[b]	.01	1.51	4.31
Net Assets, end of period
($ x 1,000)	121,218 125,984			116,980		125,821	154,823	108,151

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.
c	Annualized.
See notes to financial statements.

12

Six Months Ended
	April 30, 2012			Year Ended October 31,
Class R Shares	(Unaudited)	2011		2010		2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00		1.00		1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.000	[a]	.000	[a]	.000[a]	.018	.045
Distributions:
Dividends from
investment income—net	(.000)[a]	(.000)[a] (.000)[a]				(.000)[a]	(.018)	(.045)
Net asset value, end of period	1.00	1.00		1.00		1.00	1.00	1.00
Total Return (%)	.00[b,c]	.00	[b]	.00	[b]	.01	1.81	4.62
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.51[c]	.50		.51		.53	.52	.51
Ratio of net expenses
to average net assets	.08[c]	.12		.21		.38	.49	.50
Ratio of net investment income
to average net assets	.00[b,c]	.00	[b]	.00	[b]	.01	1.35	4.40
Net Assets, end of period
($ x 1,000)	195,220 153,112			196,629		400,154	502,085	63,941

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.
c	Annualized.
See notes to financial statements.

The Fund	13

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus U.S. Treasury Reserves (the “fund”) is a separate diversified series of The Dreyfus/Laurel Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering ten series including the fund.The fund’s investment objective is to seek a high level of current income consistent with stability of principal.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge.The fund is authorized to issue 1 billion shares of $.001 par value Capital Stock in each of the following classes of shares: Investor and Class R. Investor shares are sold primarily to retail investors and bear a distribution fee. Class R shares are sold primarily to bank trust departments and other financial service providers (including The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus) acting on behalf of customers having a qualified trust or investment account or relationship at such institution, and bear no distribution fee. Each class of shares has identical rights and privileges, except with respect to the distribution fee and voting rights on matters affecting a single class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00 for the fund; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it

14

to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

The Fund	15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2012 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	312,993,317
Level 3—Significant Unobservable Inputs	—
Total	312,993,317
† See Statement of Investments for additional detailed categorizations.

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common FairValue Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value

16

measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost.

The fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the fund, through its custodian and sub-custodian, takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the fund’s holding period.This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund’s holding period.The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligation, including interest. In the event of a counterparty default, the fund has the right to use the collateral to offset losses incurred.There is potential loss to the fund in the event the fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the fund seeks to assert its rights.The Manager, acting under the super-

The Fund	17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

vision of the Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the fund enters into repurchase agreements to evaluate potential risks.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net; such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended October 31, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2011 was all ordinary income.The tax character of current year distributions will be determined at the end of the current fiscal year.

At April 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

18

NOTE 2—Investment Management Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment management agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund.The Manager also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .50% of the value of the fund’s average daily net assets. Out of its fee, the Manager pays all of the expenses of the fund except brokerage fees, taxes, interest, Rule 12b-1 distribution fees, service fees and expenses, fees and expenses of non-interested Directors (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Directors (including counsel fees). Prior to January 1, 2012, each Board member who is not an “interested person” of the Company (as defined in the Act) received $60,000 per annum, plus $7,000 per joint Board meeting of the Company, Dreyfus Investment Funds, The Dreyfus/Laurel Funds Trust, The Dreyfus/Laurel Tax-Free Municipal Funds and Dreyfus Funds, Inc. (collectively, the “Board Group Open-End Funds”) attended, $2,500 for separate in-person committee meetings attended which were not held in conjunction with a regularly scheduled Board meeting and $2,000 for Board meetings and separate committee meetings attended that were conducted by telephone. The Board Group Open-End Funds also reimbursed each Board member who is not an “interested person” of the Company (as defined in the Act) for travel and out-of-pocket expenses. With respect to Board meetings, the Chair of the Board received an additional 25% of such compensation (with the exception of reimbursable amounts). The Chair of

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

each of the Board’s committees, unless the Chair also served as Chair of the Board, received $1,350 per applicable committee meeting. In the event that there was an in-person joint committee meeting or a joint telephone meeting of the Board Group Open-End Funds and Dreyfus High Yield Strategies Fund (“DHF”), $2,500 was allocated between the Board Group Open-End Funds and DHF.

Effective January 1, 2012, the Board Group Open-End Funds and DHF (collectively, the “Board Group Funds”) pays each Board member their respective allocated portions of an annual retainer of $85,000 and a fee of $10,000 for each regularly scheduled Board meeting attended ($75,000 and $8,000, respectively, in the aggregate, prior to January 1, 2012).With respect to the annual retainer and Board meetings of the Board Group Funds, the Chair of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts). Each Board member receives $2,500 for any separate in-person committee meetings attended, which are not held in conjunction with a regularly scheduled Board meeting, such amount to be allocated among the Board Group Funds, as applicable. In the event that there is a joint telephone meeting of the Board Group Funds, a fee of $2,000 is allocated among the applicable Board Group Funds, accordingly (prior to January 1, 2012, the fee allocated was $2,500 if the meeting included DHF). The Chair of each of the Board’s committees, unless the Chair also serves as Chair of the Board, receives $1,500 per applicable committee meeting. Each Emeritus Board member is entitled to receive an annual retainer of one-half the amount paid as a retainer at the time the Board member became Emeritus and a per meeting attended fee of one-half the amount paid to Board members. The Board Group Funds also reimburse each Independent Board member and Emeritus Board members for travel and out-of-pocket expenses.These fees and expenses are charged and allocated to each series based on net assets.

20

The Manager has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time,This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $388,322 for Investor shares and $377,873 for Class R shares during the period ended April 30, 2012.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Investor shares may pay annually up to .25% (currently limited by the Company’s Board of Directors to .20%) of the value of the average daily net assets attributable to its Investor shares to compensate the Distributor for shareholder servicing activities and expenses primarily intended to result in the sale of Investor shares. During the period ended April 30, 2012, Investor shares were charged $124,716 pursuant to the Plan.

Under its terms, the Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Directors who are not “interested persons” of the Company and who have no direct or indirect financial interest in the operation of or in any agreement related to the Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $132,835 and Rule 12b-1 distribution plan fees $20,042, which are offset against an expense reimbursement currently in effect in the amount of $130,025.

The Fund	21

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on February 15-16, 2012, the Board considered the renewal of the fund’s Investment Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board considered information previously provided to them in presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and Dreyfus representatives confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

22

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2011, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board discussed the results of the comparisons and noted that the fund’s total return performance was below the Performance Group medians (by one basis point for the one-, two- and three-year periods and by not more than four basis points in any of the other periods) and the fund’s total return performance was at or within one basis point of the Performance Universe medians for the various periods.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.Taking into consideration the fund’s “unitary” fee structure, the Board noted that the fund’s contractual management fee was above the Expense Group median, and the fund’s actual management fee (which was zero) and

The Fund	23

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT
MANAGEMENT AGREEMENT (Unaudited) (continued)

total expense ratio were below the Expense Group and Expense Universe medians. The Board also considered the current fee waiver and expense reimbursement arrangement undertaken by Dreyfus.

Dreyfus representatives reviewed with the Board the management or investment advisory fees paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure.The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus.The Board also noted the fee waiver and expense reimbursement arrangement and its effect on Dreyfus’ profitability. The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of their evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale

24

for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with the fund’s relative performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Fund	25

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT
MANAGEMENT AGREEMENT (Unaudited) (continued)

The Board considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

26

NOTES

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and        Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

3

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

4

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	June 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	June 26, 2012

By: /s/ James Windels
James Windels, Treasurer
Date:	June 26, 2012

5

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)